UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-3583

Fidelity Mt. Vernon Street Trust

(Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

(Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	May 31, 2018

Item 1.

Reports to Stockholders

Fidelity® Growth Company Fund Semi-Annual Report May 31, 2018

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of May 31, 2018

% of fund's net assets
NVIDIA Corp.	7.1
Amazon.com, Inc.	5.9
Apple, Inc.	4.9
Alphabet, Inc. Class A	3.4
Facebook, Inc. Class A	3.1
Salesforce.com, Inc.	3.0
Microsoft Corp.	2.5
adidas AG	2.3
Alphabet, Inc. Class C	1.8
lululemon athletica, Inc.	1.8
35.8

Top Five Market Sectors as of May 31, 2018

% of fund's net assets
Information Technology	44.0
Consumer Discretionary	22.0
Health Care	18.0
Industrials	5.3
Consumer Staples	4.1

Asset Allocation (% of fund's net assets)

As of May 31, 2018*
Stocks	97.6%
Convertible Securities	2.1%
Short-Term Investments and Net Other Assets (Liabilities)	0.3%

 * Foreign investments - 11.7%

Schedule of Investments May 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.5%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 21.8%
Auto Components - 0.0%
Aptiv PLC	39,083	$3,811
Automobiles - 1.1%
Tesla, Inc. (a)(b)	1,707,445	486,161
Hotels, Restaurants & Leisure - 1.9%
China Lodging Group Ltd. ADR	575,884	25,345
Chipotle Mexican Grill, Inc. (a)	279,766	120,350
Hilton Worldwide Holdings, Inc.	470,622	37,984
Hyatt Hotels Corp. Class A	151,574	12,388
Las Vegas Sands Corp.	778,470	62,752
Marriott International, Inc. Class A	120,523	16,314
McDonald's Corp.	1,319,965	211,208
Shake Shack, Inc. Class A (a)(b)	756,217	45,086
Starbucks Corp.	3,284,568	186,136
U.S. Foods Holding Corp. (a)	306,872	10,949
Yum China Holdings, Inc.	1,611,031	63,314
Yum! Brands, Inc.	868,796	70,659
		862,485
Household Durables - 0.4%
iRobot Corp. (a)(b)	566,716	35,369
Roku, Inc.	3,579,213	134,077
Sony Corp. sponsored ADR	125,086	5,890
		175,336
Internet & Direct Marketing Retail - 9.4%
Amazon.com, Inc. (a)	1,619,904	2,639,828
Blue Apron Holdings, Inc. Class B	2,211,569	6,790
Ctrip.com International Ltd. ADR (a)	1,032,440	46,553
Expedia, Inc.	297,979	36,064
Groupon, Inc. (a)	7,215,306	34,706
JD.com, Inc. sponsored ADR (a)	4,382,401	154,173
Netflix, Inc. (a)	2,052,449	721,641
The Booking Holdings, Inc. (a)	103,688	218,670
The Honest Co., Inc. (a)(c)(d)	39,835	736
Wayfair LLC Class A (a)(b)	3,599,499	332,414
		4,191,575
Leisure Products - 0.1%
Callaway Golf Co.	2,047,604	38,782
Media - 0.8%
Comcast Corp. Class A	7,395,736	230,599
Lions Gate Entertainment Corp.:
Class A (b)	97,018	2,248
Class B	83,892	1,831
The Walt Disney Co.	1,472,091	146,429
Turn, Inc. (Escrow) (a)(c)(d)	984,774	655
		381,762
Multiline Retail - 0.3%
Dollar General Corp.	192,086	16,804
Dollar Tree, Inc. (a)	810,489	66,938
Target Corp.	509,955	37,171
		120,913
Specialty Retail - 1.3%
Home Depot, Inc.	1,933,265	360,651
L Brands, Inc.	134,783	4,570
Lowe's Companies, Inc.	788,451	74,911
RH (a)(b)	1,025,895	100,261
TJX Companies, Inc.	510,601	46,117
		586,510
Textiles, Apparel & Luxury Goods - 6.5%
adidas AG	4,511,576	1,021,096
Canada Goose Holdings, Inc. (a)	610,400	25,742
Carbon Black, Inc.	70,900	1,667
Cibus Global Ltd. Series C (c)(d)(e)	4,523,810	9,500
Homology Medicines, Inc. (a)	440,484	8,867
Homology Medicines, Inc.	712,521	12,909
Kering SA	615,700	352,478
lululemon athletica, Inc. (a)(f)	7,603,859	798,785
LVMH Moet Hennessy - Louis Vuitton SA	216,838	75,503
NIKE, Inc. Class B	2,378,720	170,792
PagSeguro Digital Ltd. (a)	417,108	13,877
Puma AG (b)	50,441	30,604
Scholar Rock Holding Corp. (b)	201,000	3,515
Scholar Rock Holding Corp.	470,781	7,411
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	8,856,419	257,368
Tory Burch LLC:
Class A (c)(d)(e)	950,844	67,310
Class B (c)(d)(e)	324,840	24,105
Under Armour, Inc. Class C (non-vtg.) (a)(b)	141,350	2,674
VF Corp.	376,141	30,528
		2,914,731

TOTAL CONSUMER DISCRETIONARY		9,762,066

CONSUMER STAPLES - 4.1%
Beverages - 2.0%
Constellation Brands, Inc. Class A (sub. vtg.)	306,094	68,283
Dr. Pepper Snapple Group, Inc.	1,122,210	133,880
Fever-Tree Drinks PLC	1,780,147	71,088
Monster Beverage Corp. (a)	6,459,405	330,463
PepsiCo, Inc.	910,990	91,327
The Coca-Cola Co.	4,858,624	208,921
		903,962
Food & Staples Retailing - 0.5%
Costco Wholesale Corp.	889,493	176,333
Drogasil SA	2,127,473	35,574
Kroger Co.	429,916	10,460
		222,367
Food Products - 0.3%
Kellogg Co.	81,228	5,230
Lamb Weston Holdings, Inc.	770,081	49,093
Mondelez International, Inc.	1,191,220	46,779
The Hershey Co.	207,924	18,721
The Kraft Heinz Co.	252,194	14,496
		134,319
Household Products - 0.1%
Church & Dwight Co., Inc.	739,156	34,703
Colgate-Palmolive Co.	317,166	20,010
Kimberly-Clark Corp.	90,594	9,136
		63,849
Personal Products - 0.5%
Coty, Inc. Class A	6,709,349	88,899
Godrej Consumer Products Ltd.	301,051	5,086
Herbalife Nutrition Ltd. (a)	1,881,258	95,511
Unilever NV (Certificaten Van Aandelen) (Bearer)	624,300	34,816
		224,312
Tobacco - 0.7%
Altria Group, Inc.	2,878,608	160,454
British American Tobacco PLC sponsored ADR	191,960	9,828
Philip Morris International, Inc.	1,736,517	138,123
		308,405

TOTAL CONSUMER STAPLES		1,857,214

ENERGY - 1.9%
Energy Equipment & Services - 0.2%
Baker Hughes, a GE Co. Class A	1,869,819	64,677
Halliburton Co.	476,812	23,717
		88,394
Oil, Gas & Consumable Fuels - 1.7%
Anadarko Petroleum Corp.	238,600	16,654
Cabot Oil & Gas Corp.	1,331,089	30,415
Concho Resources, Inc. (a)	446,971	61,374
Continental Resources, Inc. (a)	433,551	29,195
Diamondback Energy, Inc.	158,320	19,119
EOG Resources, Inc.	1,716,412	202,210
Hess Corp.	338,119	20,429
Noble Energy, Inc.	1,251,837	44,691
Occidental Petroleum Corp.	669,469	56,369
PDC Energy, Inc. (a)	389,575	23,565
Pioneer Natural Resources Co.	562,091	108,540
Reliance Industries Ltd.	4,932,780	67,401
Valero Energy Corp.	651,481	78,959
		758,921

TOTAL ENERGY		847,315

FINANCIALS - 2.8%
Banks - 1.0%
Bank of America Corp.	2,033,822	59,062
Citigroup, Inc.	549,649	36,656
HDFC Bank Ltd. sponsored ADR	1,256,040	133,668
JPMorgan Chase & Co.	1,750,742	187,347
Signature Bank (a)	69,457	8,855
Wells Fargo & Co.	680,639	36,748
		462,336
Capital Markets - 1.7%
BlackRock, Inc. Class A	403,898	215,774
BM&F BOVESPA SA	5,250,497	30,693
Charles Schwab Corp.	6,718,458	373,681
E*TRADE Financial Corp. (a)	563,961	35,727
Edelweiss Financial Services Ltd.	5,416,808	26,212
Nomura Holdings, Inc.	4,816,200	24,825
T. Rowe Price Group, Inc.	311,980	37,881
		744,793
Consumer Finance - 0.1%
American Express Co.	188,934	18,572
Discover Financial Services	132,280	9,770
		28,342
Insurance - 0.0%
Hiscox Ltd.	374,800	7,484

TOTAL FINANCIALS		1,242,955

HEALTH CARE - 17.0%
Biotechnology - 11.9%
AbbVie, Inc.	1,316,480	130,253
ACADIA Pharmaceuticals, Inc. (a)(b)(f)	6,890,955	124,726
Agios Pharmaceuticals, Inc. (a)	2,252,500	210,609
Alexion Pharmaceuticals, Inc. (a)	1,323,554	153,704
Alkermes PLC (a)(f)	9,384,653	442,956
Alnylam Pharmaceuticals, Inc. (a)(f)	5,080,974	505,404
Amgen, Inc.	1,141,970	205,121
AnaptysBio, Inc. (a)	266,663	20,746
Argenx SE ADR	77,101	7,363
Array BioPharma, Inc. (a)	5,319,165	86,968
Arsanis, Inc. (a)	345,972	5,958
aTyr Pharma, Inc. (a)(f)(g)	524,585	473
aTyr Pharma, Inc. (a)(f)	1,705,667	1,539
BeiGene Ltd. ADR (a)	2,043,459	408,937
Biogen, Inc. (a)	342,832	100,779
bluebird bio, Inc. (a)(f)	2,589,689	463,684
Blueprint Medicines Corp. (a)	334,484	28,123
Calyxt, Inc. (b)(f)	1,709,853	32,265
Celgene Corp. (a)	910,148	71,610
Cellectis SA sponsored ADR (a)	843,732	25,261
Chimerix, Inc. (a)	1,640,841	7,499
Coherus BioSciences, Inc. (a)(b)	2,242,509	34,983
CytomX Therapeutics, Inc. (a)	716,789	18,400
CytomX Therapeutics, Inc. (a)(g)	794,033	20,383
Denali Therapeutics, Inc. (a)(b)	936,708	18,013
Editas Medicine, Inc. (a)(b)	901,566	34,548
Evelo Biosciences, Inc.	515,500	8,191
Evelo Biosciences, Inc.	909,286	13,004
Exact Sciences Corp. (a)	175,802	10,467
Exelixis, Inc. (a)	12,248,299	253,907
Fate Therapeutics, Inc. (a)(b)	1,815,965	19,885
Five Prime Therapeutics, Inc. (a)	1,448,898	25,443
Gilead Sciences, Inc.	649,602	43,783
Global Blood Therapeutics, Inc. (a)	1,053,863	50,744
Heron Therapeutics, Inc. (a)	2,558,835	83,418
Intellia Therapeutics, Inc. (a)(b)	799,636	21,670
Intercept Pharmaceuticals, Inc. (a)	136,249	9,566
Ionis Pharmaceuticals, Inc. (a)(b)(f)	7,372,773	343,940
Ironwood Pharmaceuticals, Inc. Class A (a)	4,960,261	92,162
Jounce Therapeutics, Inc. (a)(b)	516,395	5,809
Kiniksa Pharmaceuticals Ltd.	141,600	2,423
Kiniksa Pharmaceuticals Ltd.	304,279	4,686
Lexicon Pharmaceuticals, Inc. (a)(b)(f)	6,839,857	79,342
Macrogenics, Inc. (a)	201,491	4,580
Momenta Pharmaceuticals, Inc. (a)(f)	5,073,012	119,723
Protagonist Therapeutics, Inc. (a)	831,414	6,053
Prothena Corp. PLC (a)(f)	2,019,677	27,245
Regeneron Pharmaceuticals, Inc. (a)	715,368	214,839
Regulus Therapeutics, Inc. (a)(b)(f)	5,236,516	3,825
Rigel Pharmaceuticals, Inc. (a)(f)	11,621,382	37,769
Sage Therapeutics, Inc. (a)	2,105,273	321,454
Seres Therapeutics, Inc. (a)(b)	1,132,111	9,113
Seres Therapeutics, Inc. (a)(g)	572,827	4,611
Sienna Biopharmaceuticals, Inc. (b)(f)	815,686	12,227
Sienna Biopharmaceuticals, Inc. (f)(g)	564,045	8,455
Spark Therapeutics, Inc. (a)	808,302	64,494
Syros Pharmaceuticals, Inc. (a)(f)	1,156,394	14,374
Syros Pharmaceuticals, Inc. (a)(f)(g)	938,007	11,659
TESARO, Inc. (a)(b)	368,254	16,855
Ultragenyx Pharmaceutical, Inc. (a)	682,379	49,950
uniQure B.V. (a)	829,128	29,053
UNITY Biotechnology, Inc. (b)	478,294	7,127
UNITY Biotechnology, Inc.	1,193,604	16,006
Vertex Pharmaceuticals, Inc. (a)	371,370	57,191
Xencor, Inc. (a)	1,268,991	50,772
Zai Lab Ltd. ADR (b)	1,061,325	24,856
		5,340,976
Health Care Equipment & Supplies - 2.1%
Abbott Laboratories	562,870	34,633
Align Technology, Inc. (a)	127,590	42,354
Boston Scientific Corp. (a)	1,009,834	30,689
Danaher Corp.	1,241,755	123,281
DexCom, Inc. (a)	444,609	39,121
Genmark Diagnostics, Inc. (a)	1,480,341	10,851
Insulet Corp. (a)	1,937,956	181,761
Intuitive Surgical, Inc. (a)	435,225	200,060
Novocure Ltd. (a)	1,790,083	56,298
Novocure Ltd. (a)(g)	571,461	17,972
Penumbra, Inc. (a)	1,262,496	203,136
Presbia PLC (a)(f)	1,272,116	2,748
		942,904
Health Care Providers & Services - 0.7%
G1 Therapeutics, Inc.	309,704	13,413
Humana, Inc.	59,948	17,444
McKesson Corp.	94,133	13,361
National Vision Holdings, Inc.	168,479	6,133
OptiNose, Inc. (b)(f)	1,017,943	23,484
OptiNose, Inc. (f)(g)	992,571	22,899
UnitedHealth Group, Inc.	819,870	198,007
		294,741
Health Care Technology - 0.3%
athenahealth, Inc. (a)	647,757	97,468
Castlight Health, Inc. Class B (a)	2,134,008	7,682
Cerner Corp. (a)	201,783	12,042
Teladoc, Inc. (a)(b)	249,963	12,723
		129,915
Life Sciences Tools & Services - 0.0%
Illumina, Inc. (a)	49,571	13,505
Pharmaceuticals - 2.0%
Adimab LLC (c)(d)(e)	3,162,765	128,503
Akcea Therapeutics, Inc. (b)(f)	4,827,247	117,012
Bristol-Myers Squibb Co.	1,046,977	55,092
Castle Creek Pharmaceuticals, LLC Class A-2 unit (a)(c)(d)(e)(h)	46,864	23,900
Intra-Cellular Therapies, Inc. (a)(f)	3,751,784	87,342
Kolltan Pharmaceuticals, Inc. rights (a)(d)	7,940,644	0
MyoKardia, Inc. (a)	1,373,765	65,391
Nektar Therapeutics (a)	3,546,028	284,640
resTORbio, Inc. (a)(b)	181,228	1,774
Rhythm Pharmaceuticals, Inc.	493,000	15,840
RPI International Holdings LP (c)(d)	130,847	19,006
Stemcentrx, Inc. rights 12/31/21 (a)(d)	2,065,715	4,049
The Medicines Company (a)(b)	2,288,388	77,485
Theravance Biopharma, Inc. (a)(b)	979,838	23,849
		903,883

TOTAL HEALTH CARE		7,625,924

INDUSTRIALS - 5.1%
Aerospace & Defense - 1.1%
Lockheed Martin Corp.	449,707	141,451
Northrop Grumman Corp.	56,050	18,342
Space Exploration Technologies Corp. Class A (a)(c)(d)	418,210	70,677
The Boeing Co.	592,796	208,759
United Technologies Corp.	414,223	51,703
		490,932
Air Freight & Logistics - 0.3%
FedEx Corp.	84,188	20,973
United Parcel Service, Inc. Class B	916,730	106,451
		127,424
Airlines - 1.2%
Allegiant Travel Co.	125,576	19,006
Azul SA sponsored ADR (a)	496,820	10,622
Delta Air Lines, Inc.	756,462	40,887
InterGlobe Aviation Ltd. (g)	1,333,131	24,105
JetBlue Airways Corp. (a)	4,509,381	85,182
Ryanair Holdings PLC sponsored ADR (a)	465,525	53,959
Southwest Airlines Co.	2,076,154	106,050
Spirit Airlines, Inc. (a)	294,150	10,792
United Continental Holdings, Inc. (a)	562,183	39,122
Wheels Up Partners Holdings LLC:
Series B (a)(c)(d)(e)	6,703,518	15,485
Series C (a)(c)(d)(e)	3,466,281	8,007
Wizz Air Holdings PLC (a)(g)	2,889,497	130,676
		543,893
Construction & Engineering - 0.1%
Fluor Corp.	471,731	22,992
Electrical Equipment - 0.2%
AMETEK, Inc.	63,963	4,671
Eaton Corp. PLC	401,805	30,770
Emerson Electric Co.	355,670	25,196
Fortive Corp.	613,286	44,580
		105,217
Industrial Conglomerates - 0.7%
3M Co.	642,270	126,675
General Electric Co.	1,544,835	21,751
Honeywell International, Inc.	1,047,514	154,938
		303,364
Machinery - 1.1%
Aumann AG (g)	230,094	16,247
Caterpillar, Inc.	1,221,175	185,509
Cummins, Inc.	251,642	35,831
Deere & Co.	697,226	104,242
Illinois Tool Works, Inc.	281,708	40,481
Rational AG	18,703	11,698
Wabtec Corp. (b)	255,020	24,867
Xylem, Inc.	1,125,774	79,254
		498,129
Road & Rail - 0.4%
J.B. Hunt Transport Services, Inc.	302,231	38,716
Union Pacific Corp.	1,060,289	151,367
		190,083

TOTAL INDUSTRIALS		2,282,034

INFORMATION TECHNOLOGY - 43.3%
Communications Equipment - 0.6%
Arista Networks, Inc. (a)	145,999	36,728
Infinera Corp. (a)(f)	11,301,466	99,453
NETGEAR, Inc. (a)(f)	1,887,777	114,116
Palo Alto Networks, Inc. (a)	56,107	11,675
		261,972
Electronic Equipment & Components - 0.1%
Cognex Corp.	51,338	2,347
IPG Photonics Corp. (a)	17,154	4,139
TE Connectivity Ltd.	105,300	9,801
Trimble, Inc. (a)	1,667,150	55,116
		71,403
Internet Software & Services - 11.9%
2U, Inc. (a)	769,771	72,974
Actua Corp. (d)(f)	1,800,882	1,801
Alibaba Group Holding Ltd. sponsored ADR (a)	1,252,238	247,956
Alphabet, Inc.:
Class A (a)	1,390,819	1,529,901
Class C (a)	756,673	820,983
Apptio, Inc. Class A (a)	1,226,480	40,511
CarGurus, Inc. Class A	52,014	1,725
DocuSign, Inc.	122,292	6,091
Dropbox, Inc.:
Class A (a)	213,339	6,398
Class B	736,721	19,885
eBay, Inc. (a)	497,114	18,751
Etsy, Inc. (a)	186,014	6,016
Facebook, Inc. Class A (a)	7,240,959	1,388,671
GoDaddy, Inc. (a)	345,482	24,733
Match Group, Inc. (a)(b)	210,012	8,642
MongoDB, Inc.	956,702	45,089
NAVER Corp.	8,760	5,425
NetEase, Inc. ADR	203,990	46,575
New Relic, Inc. (a)	434,667	44,158
Nutanix, Inc.:
Class A (a)	5,705,044	304,935
Class B (a)(g)	1,151,309	61,537
Shopify, Inc. Class A (a)	3,312,196	491,312
Tencent Holdings Ltd.	1,265,800	64,622
Twitter, Inc. (a)	398,662	13,834
Wix.com Ltd. (a)	597,418	51,945
		5,324,470
IT Services - 3.7%
Cognizant Technology Solutions Corp. Class A	925,970	69,772
IBM Corp.	231,719	32,744
MasterCard, Inc. Class A	2,255,060	428,732
PayPal Holdings, Inc. (a)	5,239,725	430,024
Square, Inc. (a)	2,724,395	158,696
Visa, Inc. Class A	3,983,910	520,777
		1,640,745
Semiconductors & Semiconductor Equipment - 9.8%
Advanced Micro Devices, Inc. (a)(b)	4,607,150	63,256
Applied Materials, Inc.	403,517	20,491
ASML Holding NV	403,483	79,345
Broadcom, Inc.	587,850	148,179
Cirrus Logic, Inc. (a)	1,111,714	41,667
Cree, Inc. (a)	1,614,518	75,269
Inphi Corp. (a)(b)	291,513	9,847
Intel Corp.	75,915	4,191
KLA-Tencor Corp.	243,611	27,584
Marvell Technology Group Ltd.	2,055,295	44,271
Micron Technology, Inc. (a)	1,295,859	74,629
NVIDIA Corp.	12,672,330	3,195,833
Qorvo, Inc. (a)	184,020	14,768
Renesas Electronics Corp. (a)	901,400	8,966
Silicon Laboratories, Inc. (a)(f)	3,182,940	336,118
Skyworks Solutions, Inc.	110,704	10,917
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	1,174,756	45,463
Texas Instruments, Inc.	1,556,747	174,216
		4,375,010
Software - 11.9%
Activision Blizzard, Inc.	7,162,180	507,870
Adobe Systems, Inc. (a)	1,740,080	433,767
Aspen Technology, Inc. (a)	332,699	31,028
Atlassian Corp. PLC (a)	446,080	28,455
Autodesk, Inc. (a)	1,570,583	202,762
Black Knight, Inc. (a)	496,358	25,116
BlackBerry Ltd. (a)	2,197,390	25,995
Electronic Arts, Inc. (a)	1,544,109	202,139
HubSpot, Inc. (a)	1,713,908	207,726
Intuit, Inc.	545,956	110,065
Microsoft Corp.	11,205,425	1,107,544
Nintendo Co. Ltd.	88,100	36,063
Oracle Corp.	959,062	44,807
Parametric Technology Corp. (a)	1,976,498	170,453
Paylocity Holding Corp. (a)	145,801	8,712
Pivotal Software, Inc.	985,316	17,726
Pluralsight, Inc.	257,500	5,541
Proofpoint, Inc. (a)	449,825	52,580
Red Hat, Inc. (a)	3,923,340	637,229
Salesforce.com, Inc. (a)	10,308,990	1,333,262
Smartsheet, Inc.	98,632	2,458
Snap, Inc. Class A (a)(b)	1,724,290	19,640
Zendesk, Inc. (a)	2,124,395	118,732
Zscaler, Inc. (a)	667,045	17,517
		5,347,187
Technology Hardware, Storage & Peripherals - 5.3%
Apple, Inc.	11,692,679	2,185,011
NetApp, Inc.	377,709	25,805
Pure Storage, Inc. Class A (a)	5,415,148	116,209
Samsung Electronics Co. Ltd.	1,064,900	49,982
		2,377,007

TOTAL INFORMATION TECHNOLOGY		19,397,794

MATERIALS - 0.9%
Chemicals - 0.9%
CF Industries Holdings, Inc.	1,347,177	55,423
DowDuPont, Inc.	3,407,653	218,465
LG Chemical Ltd.	101,570	31,829
LyondellBasell Industries NV Class A	119,209	13,366
The Mosaic Co.	241,652	6,643
The Scotts Miracle-Gro Co. Class A	938,082	79,859
		405,585
REAL ESTATE - 0.2%
Equity Real Estate Investment Trusts (REITs) - 0.2%
American Tower Corp.	684,456	94,708
Ant International Co. Ltd. (c)(d)(i)	1,658,265	9,303
		104,011
TELECOMMUNICATION SERVICES - 0.4%
Diversified Telecommunication Services - 0.1%
Verizon Communications, Inc.	936,657	44,650
Wireless Telecommunication Services - 0.3%
T-Mobile U.S., Inc. (a)	2,793,188	155,581

TOTAL TELECOMMUNICATION SERVICES		200,231

TOTAL COMMON STOCKS
(Cost $19,079,015)		43,725,129

Preferred Stocks - 2.2%
Convertible Preferred Stocks - 2.1%
CONSUMER DISCRETIONARY - 0.2%
Hotels, Restaurants & Leisure - 0.0%
MOD Super Fast Pizza Holdings LLC Series 3 Preferred (a)(c)(d)(e)	61,485	8,604
Topgolf International, Inc. Series F (c)(d)	819,532	11,337
		19,941
Internet & Direct Marketing Retail - 0.0%
The Honest Co., Inc.:
Series C (a)(c)(d)	92,950	2,904
Series D (a)(c)(d)	69,363	2,340
		5,244
Leisure Products - 0.1%
Peloton Interactive, Inc. Series E (a)(c)(d)	637,482	23,058
Textiles, Apparel & Luxury Goods - 0.1%
Generation Bio Series B (c)(d)	831,800	7,607
Harmony Biosciences II, Inc. Series A (c)(d)	10,934,380	10,934
ORIC Pharmaceuticals, Inc. Series C (c)(d)	1,416,666	4,250
Rubius Therapeutics, Inc.:
Series B (c)(d)	1,287,247	16,464
Series C (c)(d)	578,030	7,393
		46,648
TOTAL CONSUMER DISCRETIONARY		94,891
FINANCIALS - 0.0%
Insurance - 0.0%
Clover Health Series D (c)(d)	863,631	8,099
HEALTH CARE - 1.0%
Biotechnology - 0.9%
10X Genomics, Inc.:
Series C (a)(c)(d)	2,505,940	23,982
Series D (c)(d)	364,100	3,484
23andMe, Inc. Series F (c)(d)	590,383	9,210
Axcella Health, Inc. Series C (a)(c)(d)	536,592	6,933
BioNTech AG Series A (c)(d)	114,025	24,331
Immunocore Ltd. Series A (a)(c)(d)	67,323	23,468
Intarcia Therapeutics, Inc.:
Series CC (a)(c)(d)	1,051,411	63,085
Series DD (a)(c)(d)	1,543,687	92,621
Kaleido Biosciences, Inc. Series C, (c)(d)	729,738	7,290
Moderna Therapeutics, Inc.:
Series B (a)(c)(d)	242,837	2,443
Series C (a)(c)(d)	554,903	5,582
Series D (a)(c)(d)	4,688,230	47,164
Series E (a)(c)(d)	5,651,170	56,851
Series F (a)(c)(d)	140,212	1,411
Translate Bio:
Series B (a)(c)(d)	4,408,601	8,729
Series C (a)(c)(d)	6,666,443	13,200
		389,784
Health Care Equipment & Supplies - 0.0%
Shockwave Medical, Inc. Series C (c)(d)	5,413,080	7,416
Health Care Providers & Services - 0.1%
Mulberry Health, Inc. Series A8 (a)(c)(d)	2,790,742	19,912
Health Care Technology - 0.0%
Codiak Biosciences, Inc.:
Series A 8.00% (a)(c)(d)	589,863	2,234
Series B 8.00% (a)(c)(d)	1,917,058	7,261
Series C, 8.00% (c)(d)	2,688,186	10,182
		19,677
Life Sciences Tools & Services - 0.0%
Neon Therapeutics, Inc. Series B (a)(c)(d)	4,449,273	12,814
Pharmaceuticals - 0.0%
Constellation Pharmaceuticals Series F (c)(d)	4,665,921	4,666
Nohla Therapeutics, Inc. Series B (c)(d)	9,124,200	4,161
		8,827
TOTAL HEALTH CARE		458,430
INDUSTRIALS - 0.2%
Aerospace & Defense - 0.1%
Space Exploration Technologies Corp. Series G (a)(c)(d)	216,276	36,551
Commercial Services & Supplies - 0.0%
Domo, Inc. Series D (a)(c)(d)	2,990,903	14,476
Professional Services - 0.1%
YourPeople, Inc. Series C (a)(c)(d)	5,833,137	29,399
TOTAL INDUSTRIALS		80,426
INFORMATION TECHNOLOGY - 0.7%
Internet Software & Services - 0.5%
Jet.Com, Inc. Series B1 (Escrow) (a)(c)(d)	7,578,338	344
Reddit, Inc. Series B (c)(d)	384,303	8,935
Starry, Inc.:
Series B (a)(c)(d)	9,869,159	9,099
Series C (c)(d)	5,234,614	4,826
Uber Technologies, Inc.:
Series D, 8.00% (a)(c)(d)	4,770,180	190,807
Series E, 8.00% (a)(c)(d)	209,216	8,369
		222,380
IT Services - 0.0%
AppNexus, Inc. Series E (a)(c)(d)	923,523	21,887
Software - 0.2%
Cloudflare, Inc. Series D, 8.00% (a)(c)(d)	1,429,726	10,423
Dataminr, Inc. Series D (a)(c)(d)	1,773,901	35,301
Outset Medical, Inc. Series C (a)(c)(d)	1,244,716	3,535
Taboola.Com Ltd. Series E (a)(c)(d)	1,337,420	22,255
		71,514
TOTAL INFORMATION TECHNOLOGY		315,781
TELECOMMUNICATION SERVICES - 0.0%
Wireless Telecommunication Services - 0.0%
Altiostar Networks, Inc. Series A1 (a)(c)(d)	699,106	895

TOTAL CONVERTIBLE PREFERRED STOCKS		958,522

Nonconvertible Preferred Stocks - 0.1%
FINANCIALS - 0.1%
Banks - 0.1%
Itau Unibanco Holding SA	1,874,400	21,633
HEALTH CARE - 0.0%
Biotechnology - 0.0%
Yumanity Holdings LLC Class A (a)(c)(d)	464,607	3,898

TOTAL NONCONVERTIBLE PREFERRED STOCKS		25,531

TOTAL PREFERRED STOCKS
(Cost $665,581)		984,053

Money Market Funds - 1.7%
Fidelity Cash Central Fund, 1.76% (j)	161,172,548	161,205
Fidelity Securities Lending Cash Central Fund 1.76% (j)(k)	589,835,518	589,895
TOTAL MONEY MARKET FUNDS
(Cost $751,090)		751,100
TOTAL INVESTMENT IN SECURITIES - 101.4%
(Cost $20,495,686)		45,460,282
NET OTHER ASSETS (LIABILITIES) - (1.4)%		(639,355)
NET ASSETS - 100%		$44,820,927

Values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,339,607,000 or 3.0% of net assets.

 (d) Level 3 security

 (e) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (f) Affiliated company

 (g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $319,017,000 or 0.7% of net assets.

 (h) Investment represents common shares and preferred shares.

 (i) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (j) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (k) Includes investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
10X Genomics, Inc. Series C	2/23/16 - 4/3/17	$11,222
10X Genomics, Inc. Series D	4/10/18	$3,484
23andMe, Inc. Series F	8/31/17	$8,197
Adimab LLC	9/17/14 - 6/5/15	$47,869
Altiostar Networks, Inc. Series A1	1/10/17	$3,216
Ant International Co. Ltd.	5/16/18	$9,303
AppNexus, Inc. Series E	8/1/14	$18,500
Axcella Health, Inc. Series C	8/11/17	$5,409
BioNTech AG Series A	12/29/17	$24,972
Castle Creek Pharmaceuticals, LLC Class A-2 unit	9/29/16	$15,465
Cibus Global Ltd. Series C	2/16/18	$9,500
Cloudflare, Inc. Series D, 8.00%	11/5/14	$8,758
Clover Health Series D	6/7/17	$8,099
Codiak Biosciences, Inc. Series A 8.00%	11/12/15	$590
Codiak Biosciences, Inc. Series B 8.00%	11/12/15	$5,751
Codiak Biosciences, Inc. Series C, 8.00%	11/17/17	$10,182
Constellation Pharmaceuticals Series F	4/5/18	$4,666
Dataminr, Inc. Series D	2/18/15 - 3/6/15	$22,617
Domo, Inc. Series D	1/24/14	$12,362
Generation Bio Series B	2/21/18	$7,607
Harmony Biosciences II, Inc. Series A	9/22/17	$10,934
Immunocore Ltd. Series A	7/27/15	$12,669
Intarcia Therapeutics, Inc. Series CC	11/14/12	$14,331
Intarcia Therapeutics, Inc. Series DD	3/17/14	$50,000
Jet.Com, Inc. Series B1 (Escrow)	9/19/16	$2,489
Kaleido Biosciences, Inc. Series C,	3/16/18	$7,290
MOD Super Fast Pizza Holdings LLC Series 3 Preferred	11/3/16 - 12/14/17	$8,439
Moderna Therapeutics, Inc. Series B	4/13/17	$1,408
Moderna Therapeutics, Inc. Series C	4/13/17	$3,224
Moderna Therapeutics, Inc. Series D	11/6/13	$20,615
Moderna Therapeutics, Inc. Series E	12/18/14	$24,850
Moderna Therapeutics, Inc. Series F	8/10/16	$617
Mulberry Health, Inc. Series A8	1/20/16	$18,851
Neon Therapeutics, Inc. Series B	12/28/16 - 12/1/17	$12,503
Nohla Therapeutics, Inc. Series B	5/1/18	$4,161
ORIC Pharmaceuticals, Inc. Series C	2/6/18	$4,250
Outset Medical, Inc. Series C	4/19/17	$3,226
Peloton Interactive, Inc. Series E	3/31/17	$13,809
Reddit, Inc. Series B	7/26/17	$5,456
RPI International Holdings LP	5/21/15 - 3/23/16	$16,269
Rubius Therapeutics, Inc. Series B	6/7/17	$10,800
Rubius Therapeutics, Inc. Series C	2/23/18	$7,393
Shockwave Medical, Inc. Series C	9/27/17	$5,467
Space Exploration Technologies Corp. Class A	10/16/15 - 4/6/17	$38,201
Space Exploration Technologies Corp. Series G	1/20/15	$16,753
Starry, Inc. Series B	12/1/16	$5,339
Starry, Inc. Series C	12/8/17	$4,826
Taboola.Com Ltd. Series E	12/22/14	$13,943
The Honest Co., Inc.	8/21/14	$1,078
The Honest Co., Inc. Series C	8/21/14	$2,515
The Honest Co., Inc. Series D	8/3/15	$3,174
Topgolf International, Inc. Series F	11/10/17	$11,337
Tory Burch LLC Class A	5/14/15	67,653
Tory Burch LLC Class B	12/31/12	$17,505
Translate Bio Series B	7/17/15	$4,761
Translate Bio Series C	12/22/16 - 12/22/17	$13,200
Turn, Inc. (Escrow)	4/11/17	$709
Uber Technologies, Inc. Series D, 8.00%	6/6/14	$74,000
Uber Technologies, Inc. Series E, 8.00%	12/5/14	$6,971
Wheels Up Partners Holdings LLC Series B	9/18/15	$19,040
Wheels Up Partners Holdings LLC Series C	6/22/17	10,815
YourPeople, Inc. Series C	5/1/15	$86,920
Yumanity Holdings LLC Class A	2/8/16	$3,140

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$625
Fidelity Securities Lending Cash Central Fund	5,617
Total	$6,242

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds(a)	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
ACADIA Pharmaceuticals, Inc.	$231,213	$148	$21,734	$--	$(2,730)	$(82,171)	$124,726
Actua Corp.	36,209	--	924	--	(31,611)	(1,873)	1,801
Akcea Therapeutics, Inc.	70,889	26,196	2,302	--	1,452	20,777	117,012
Alkermes PLC	485,912	28,513	21,338	--	10,159	(60,290)	442,956
Alnylam Pharmaceuticals, Inc.	668,331	34,139	19,885	--	12,716	(189,897)	505,404
aTyr Pharma, Inc.	5,730	--	--	--	--	13,743	473
aTyr Pharma, Inc.	3,031	27	84	--	(33)	(20,402)	1,539
Avexis, Inc.	162,779	14,222	387,476	--	250,139	(39,664)	--
bluebird bio, Inc.	439,342	27,158	18,849	--	12,990	3,043	463,684
Calyxt, Inc.	28,618	3,870	872	--	530	119	32,265
Exelixis, Inc.	410,001	--	67,864	--	27,944	(116,174)	--
Infinera Corp.	81,330	3,479	3,033	--	748	16,929	99,453
Intra-Cellular Therapies, Inc.	59,705	236	2,050	--	416	29,035	87,342
Ionis Pharmaceuticals, Inc.	417,706	5,601	13,031	--	6,375	(72,711)	343,940
Lexicon Pharmaceuticals, Inc.	71,027	929	1,797	--	182	9,001	79,342
lululemon athletica, Inc.	521,918	37,729	58,403	--	20,431	277,110	798,785
Momenta Pharmaceuticals, Inc.	70,799	1,750	2,536	--	649	49,061	119,723
NETGEAR, Inc.	--	120,709	2,698	--	274	(4,169)	114,116
OptiNose, Inc.	14,894	4,429	498	--	65	4,594	23,484
OptiNose, Inc.	17,053	--	--	--	--	5,846	22,899
Presbia PLC	3,510	--	123	--	11	(650)	2,748
Prothena Corp. PLC	100,105	274	4,610	--	(784)	(67,740)	27,245
Regulus Therapeutics, Inc.	4,872	23	164	--	28	(934)	3,825
Rigel Pharmaceuticals, Inc.	44,595	4,744	1,200	--	578	(10,948)	37,769
Sienna Biopharmaceuticals, Inc.	16,690	223	410	--	54	(4,330)	12,227
Sienna Biopharmaceuticals, Inc.	10,803	--	--	--	--	(2,348)	8,455
Silicon Laboratories, Inc.	298,944	3,752	12,672	--	4,729	41,365	336,118
Syros Pharmaceuticals, Inc.	10,854	4,689	305	--	17	(881)	14,374
Syros Pharmaceuticals, Inc.	13,929	--	--	--	--	(2,270)	11,659
Total	$4,300,789	$322,840	$644,858	$--	$315,329	$(206,829)	$3,833,364

 (a) Includes the value of securities delivered through in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$9,856,957	$9,563,937	$95,823	$197,197
Consumer Staples	1,857,214	1,822,398	34,816	--
Energy	847,315	847,315	--	--
Financials	1,272,687	1,239,763	24,825	8,099
Health Care	8,088,252	7,416,770	46,510	624,972
Industrials	2,362,460	2,187,865	--	174,595
Information Technology	19,713,575	19,275,423	120,570	317,582
Materials	405,585	405,585	--	--
Real Estate	104,011	94,708	--	9,303
Telecommunication Services	201,126	200,231	--	895
Money Market Funds	751,100	751,100	--	--
Total Investments in Securities:	$45,460,282	$43,805,095	$322,544	$1,332,643

The following is a reconciliation of Investments in Securities and Derivative Instruments for which Level 3 inputs were used in determining value:

(Amounts in thousands)
Investments in Securities:
Equities - Health Care
Beginning Balance	$489,611
Net Realized Gain (Loss) on Investment Securities	--
Net Unrealized Gain (Loss) on Investment Securities	99,584
Cost of Purchases	53,902
Proceeds of Sales	(9,164)
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	(8,961)
Ending Balance	$624,972
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at May 31, 2018	$81,521
Other Investments in Securities
Beginning Balance	$618,926
Net Realized Gain (Loss) on Investment Securities	5,435
Net Unrealized Gain (Loss) on Investment Securities	60,128
Cost of Purchases	43,619
Proceeds of Sales	(56,646)
Amortization/Accretion	--
Transfers into Level 3	36,209
Transfers out of Level 3	--
Ending Balance	$707,671
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at May 31, 2018	$95,645

The information used in the above reconciliations represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliations are included in Net Gain (Loss) on the Fund's Statement of Operations.

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	88.3%
Cayman Islands	2.8%
Germany	2.5%
Ireland	1.3%
Canada	1.2%
France	1.1%
Others (Individually Less Than 1%)	2.8%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		May 31, 2018 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $568,056) — See accompanying schedule: Unaffiliated issuers (cost $17,213,647)	$40,875,818
Fidelity Central Funds (cost $751,090)	751,100
Other affiliated issuers (cost $2,530,949)	3,833,364
Total Investment in Securities (cost $20,495,686)		$45,460,282
Restricted cash		282
Foreign currency held at value (cost $1,784)		1,784
Receivable for investments sold		18,093
Receivable for fund shares sold		22,943
Dividends receivable		30,075
Distributions receivable from Fidelity Central Funds		2,781
Prepaid expenses		10
Other receivables		2,450
Total assets		45,538,700
Liabilities
Payable for investments purchased
Regular delivery	$45,683
Delayed delivery	9,303
Payable for fund shares redeemed	37,540
Accrued management fee	26,415
Other affiliated payables	3,697
Other payables and accrued expenses	5,287
Collateral on securities loaned	589,848
Total liabilities		717,773
Net Assets		$44,820,927
Net Assets consist of:
Paid in capital		$17,577,029
Distributions in excess of net investment income		(27,840)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		2,309,775
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		24,961,963
Net Assets		$44,820,927
Growth Company:
Net Asset Value, offering price and redemption price per share ($27,580,141 ÷ 138,951 shares)		$198.49
Class K:
Net Asset Value, offering price and redemption price per share ($17,240,786 ÷ 86,845 shares)		$198.52

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended May 31, 2018 (Unaudited)
Investment Income
Dividends		$147,947
Income from Fidelity Central Funds		6,242
Total income		154,189
Expenses
Management fee
Basic fee	$117,285
Performance adjustment	39,095
Transfer agent fees	21,451
Accounting and security lending fees	1,181
Custodian fees and expenses	423
Independent trustees' fees and expenses	96
Registration fees	220
Audit	151
Legal	48
Interest	6
Miscellaneous	162
Total expenses before reductions	180,118
Expense reductions	(436)
Total expenses after reductions		179,682
Net investment income (loss)		(25,493)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	2,127,392
Fidelity Central Funds	37
Other affiliated issuers	315,329
Foreign currency transactions	(28)
Total net realized gain (loss)		2,442,730
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers (net of increase in deferred foreign taxes of $778)	2,764,054
Fidelity Central Funds	(15)
Other affiliated issuers	(206,829)
Assets and liabilities in foreign currencies	(92)
Total change in net unrealized appreciation (depreciation)		2,557,118
Net gain (loss)		4,999,848
Net increase (decrease) in net assets resulting from operations		$4,974,355

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2018 (Unaudited)	Year ended November 30, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(25,493)	$904
Net realized gain (loss)	2,442,730	5,300,359
Change in net unrealized appreciation (depreciation)	2,557,118	6,673,348
Net increase (decrease) in net assets resulting from operations	4,974,355	11,974,611
Distributions to shareholders from net investment income	(1,416)	(37,300)
Distributions to shareholders from net realized gain	(1,898,114)	(2,014,292)
Total distributions	(1,899,530)	(2,051,592)
Share transactions - net increase (decrease)	73,487	(4,103,390)
Total increase (decrease) in net assets	3,148,312	5,819,629
Net Assets
Beginning of period	41,672,615	35,852,986
End of period	$44,820,927	$41,672,615
Other Information
Distributions in excess of net investment income end of period	$(27,840)	$(931)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Growth Company Fund

	Six months ended (Unaudited) May 31,	Years endedNovember 30,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$185.27	$142.76	$143.47	$136.46	$124.69	$95.80
Income from Investment Operations
Net investment income (loss)A	(.14)	(.06)	.09	(.01)	.15	.29
Net realized and unrealized gain (loss)	21.82	50.73	4.71	11.72	20.49	31.23
Total from investment operations	21.68	50.67	4.80	11.71	20.64	31.52
Distributions from net investment income	–	(.09)	–	(.13)	(.21)	(.19)
Distributions from net realized gain	(8.46)	(8.07)	(5.51)	(4.57)	(8.67)	(2.44)
Total distributions	(8.46)	(8.16)	(5.51)	(4.70)	(8.87)B	(2.63)
Net asset value, end of period	$198.49	$185.27	$142.76	$143.47	$136.46	$124.69
Total ReturnC,D	12.18%	37.34%	3.48%	8.90%	17.80%	33.85%
Ratios to Average Net AssetsE,F
Expenses before reductions	.86%G	.85%	.77%	.88%	.82%	.83%
Expenses net of fee waivers, if any	.86%G	.85%	.77%	.87%	.82%	.83%
Expenses net of all reductions	.86%G	.85%	.77%	.87%	.82%	.83%
Net investment income (loss)	(.15)%G	(.04)%	.07%	(.01)%	.12%	.27%
Supplemental Data
Net assets, end of period (in millions)	$27,580	$25,256	$21,114	$23,513	$24,165	$22,936
Portfolio turnover rateH	18%G,I	15%I	19%I	18%I	12%I	26%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $8.87 per share is comprised of distributions from net investment income of $.207 and distributions from net realized gain of $8.666 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Growth Company Fund Class K

	Six months ended (Unaudited) May 31,	Years endedNovember 30,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$185.24	$142.74	$143.42	$136.41	$124.68	$95.82
Income from Investment Operations
Net investment income (loss)A	(.06)	.10	.23	.12	.29	.42
Net realized and unrealized gain (loss)	21.81	50.70	4.71	11.72	20.48	31.21
Total from investment operations	21.75	50.80	4.94	11.84	20.77	31.63
Distributions from net investment income	(.02)	(.23)	(.11)	(.26)	(.37)	(.34)
Distributions from net realized gain	(8.46)	(8.07)	(5.51)	(4.57)	(8.67)	(2.44)
Total distributions	(8.47)B	(8.30)	(5.62)	(4.83)	(9.04)	(2.77)C
Net asset value, end of period	$198.52	$185.24	$142.74	$143.42	$136.41	$124.68
Total ReturnD,E	12.23%	37.47%	3.59%	9.01%	17.93%	34.02%
Ratios to Average Net AssetsF,G
Expenses before reductions	.78%H	.75%	.66%	.77%	.71%	.71%
Expenses net of fee waivers, if any	.78%H	.75%	.66%	.77%	.71%	.71%
Expenses net of all reductions	.77%H	.75%	.66%	.77%	.71%	.71%
Net investment income (loss)	(.06)%H	.06%	.17%	.09%	.24%	.39%
Supplemental Data
Net assets, end of period (in millions)	$17,241	$16,416	$14,739	$17,587	$18,242	$21,951
Portfolio turnover rateI	18%H,J	15%J	19%J	18%J	12%J	26%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $8.47 per share is comprised of distributions from net investment income of $.016 and distributions from net realized gain of $8.455 per share.

 C Total distributions of $2.77 per share is comprised of distributions from net investment income of $.336 and distributions from net realized gain of $2.438 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended May 31, 2018
(Amounts in thousands except percentages)

1. Organization.

Fidelity Growth Company Fund (the Fund) is a fund of Fidelity Mt. Vernon Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Growth Company and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Equity securities, including restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach and the income approach and are categorized as Level 3 in the hierarchy. The market approach generally consists of using comparable market transactions while the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in Input(a)
Equities	$1,330,840	Market approach	Transaction price	$0.81 - $169.00 / $60.93	Increase
			Liquidity preference	$16.35 - $45.76 / $36.41	Increase
			Conversion ratio	1.6	Increase
		Market comparable	Transaction price	$0.46 - $330.00 / $65.27	Increase
			Enterprise value/Sales multiple (EV/S)	1.2 - 15.4 / 4.8	Increase
			Discount rate	20.0% - 76.0% / 59.7%	Decrease
			Enterprise value/EBITDA multiple (EV/EBITDA)	12.1	Increase
			Discount for lack of marketability	10.0% - 20.0% / 13.6%	Decrease
			Enterprise value/Revenue multiple (EV/R)	4.9	Increase
			Liquidity preference	$4.13 - $25.62 / $17.92	Increase
			Premium rate	15.0% - 76.0% / 26.6%	Increase
			Conversion ratio	3.0	Increase
			Proxy premium	28.2% - 54.5% / 48.6%	Increase
		Recovery value	Recovery value	0.0% - 0.7% / 0.5%	Increase
		Discount cash flow	Discount rate	8.0%	Decrease
			Discount for lack of marketability	10.0%	Decrease

 (a) Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of May 31, 2018, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), redemptions in kind, partnerships, deferred trustees compensation and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$25,948,171
Gross unrealized depreciation	(1,111,591)
Net unrealized appreciation (depreciation)	$24,836,580
Tax cost	$20,623,702

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Consolidated Subsidiary. The Fund invests in certain investments through a wholly-owned subsidiary ("Subsidiary"), which may be subject to federal and state taxes upon disposition.

As of period end, the Fund held an investment of $285,696 in these Subsidiaries, representing .64% of the Fund's net assets. The financial statements have been consolidated and include accounts of the Fund and each Subsidiary. Accordingly, all inter-company transactions and balances have been eliminated.

Any cash held by the Subsidiaries is restricted as to its use and is presented as Restricted cash in the Statement of Assets and Liabilities.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, aggregated $3,784,466 and $4,378,502, respectively.

Redemptions In-Kind. During the period, 6,381 shares of the Fund held by unaffiliated entities were redeemed in-kind for investments and cash with a value of $1,217,697. The net realized gain of $863,214 on investments delivered through the in-kind redemptions is included in the accompanying Statement of Operations. The amount of the redemptions is included in share transactions activity shown in the accompanying Statement of Changes in Net Assets as well as the Notes to Financial Statements. The Fund recognized no gain or loss for federal income tax purposes.

Prior Fiscal Year Redemptions In-Kind. During the prior period, 34,649 shares of the Fund held by unaffiliated entities were redeemed in-kind for investments and cash with a value of $5,209,289. The Fund had a net realized gain of $3,322,910 on investments delivered through the in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets as well as the Notes to Financial Statements. The Fund recognized no gain or loss for federal income tax purposes.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company(the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .24% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Growth Company as compared to its benchmark index, the Russell 3000 Growth Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .72% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Growth Company. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Growth Company	$17,626.13
Class K	3,825.05
	$21,451

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions. For the period, the fees were equivalent to an annualized rate of .01%.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $111 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company (FMR) or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$25,753	1.65%	$6

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Other. During the period, the investment adviser reimbursed the Fund for certain losses in the amount of $684.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $61 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $61,050. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $5,617, including $437 from securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $225 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $2.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $209.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2018	Year ended November 30, 2017
From net investment income
Growth Company	$–	$13,724
Class K	1,416	23,576
Total	$1,416	$37,300
From net realized gain
Growth Company	$1,149,814	$1,190,770
Class K	748,300	823,522
Total	$1,898,114	$2,014,292

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended May 31, 2018	Year ended November 30, 2017	Six months ended May 31, 2018	Year ended November 30, 2017
Growth Company
Shares sold	18,927	17,127	$3,565,595	$2,740,883
Reinvestment of distributions	5,899	8,092	1,059,396	1,134,062
Shares redeemed	(22,196)(a)	(36,791)(b)	(4,196,200)(a)	(5,635,831)(b)
Net increase (decrease)	2,630	(11,572)	$428,791	$(1,760,886)
Class K
Shares sold	11,280	19,521	$2,138,762	$3,093,032
Reinvestment of distributions	4,174	6,051	749,491	847,098
Shares redeemed	(17,230)(a)	(40,209)(b)	(3,243,557)(a)	(6,282,634)(b)
Net increase (decrease)	(1,776)	(14,637)	$(355,304)	$(2,342,504)

 (a) Amount includes in-kind redemptions (see the Redemptions In-Kind note for additional details).

 (b) Amount includes in-kind redemptions (see the Prior Fiscal Year Redemptions In-Kind note for additional details).

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2017 to May 31, 2018).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value December 1, 2017	Ending Account Value May 31, 2018	Expenses Paid During Period-B December 1, 2017 to May 31, 2018
Growth Company	.86%
Actual		$1,000.00	$1,121.80	$4.55
Hypothetical-C		$1,000.00	$1,020.64	$4.33
Class K	.78%
Actual		$1,000.00	$1,122.30	$4.13
Hypothetical-C		$1,000.00	$1,021.04	$3.93

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

GCF-SANN-0718
1.704741.120

Fidelity® Growth Company Fund Class K Semi-Annual Report May 31, 2018

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of May 31, 2018

% of fund's net assets
NVIDIA Corp.	7.1
Amazon.com, Inc.	5.9
Apple, Inc.	4.9
Alphabet, Inc. Class A	3.4
Facebook, Inc. Class A	3.1
Salesforce.com, Inc.	3.0
Microsoft Corp.	2.5
adidas AG	2.3
Alphabet, Inc. Class C	1.8
lululemon athletica, Inc.	1.8
35.8

Top Five Market Sectors as of May 31, 2018

% of fund's net assets
Information Technology	44.0
Consumer Discretionary	22.0
Health Care	18.0
Industrials	5.3
Consumer Staples	4.1

Asset Allocation (% of fund's net assets)

As of May 31, 2018*
Stocks	97.6%
Convertible Securities	2.1%
Short-Term Investments and Net Other Assets (Liabilities)	0.3%

 * Foreign investments - 11.7%

Schedule of Investments May 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.5%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 21.8%
Auto Components - 0.0%
Aptiv PLC	39,083	$3,811
Automobiles - 1.1%
Tesla, Inc. (a)(b)	1,707,445	486,161
Hotels, Restaurants & Leisure - 1.9%
China Lodging Group Ltd. ADR	575,884	25,345
Chipotle Mexican Grill, Inc. (a)	279,766	120,350
Hilton Worldwide Holdings, Inc.	470,622	37,984
Hyatt Hotels Corp. Class A	151,574	12,388
Las Vegas Sands Corp.	778,470	62,752
Marriott International, Inc. Class A	120,523	16,314
McDonald's Corp.	1,319,965	211,208
Shake Shack, Inc. Class A (a)(b)	756,217	45,086
Starbucks Corp.	3,284,568	186,136
U.S. Foods Holding Corp. (a)	306,872	10,949
Yum China Holdings, Inc.	1,611,031	63,314
Yum! Brands, Inc.	868,796	70,659
		862,485
Household Durables - 0.4%
iRobot Corp. (a)(b)	566,716	35,369
Roku, Inc.	3,579,213	134,077
Sony Corp. sponsored ADR	125,086	5,890
		175,336
Internet & Direct Marketing Retail - 9.4%
Amazon.com, Inc. (a)	1,619,904	2,639,828
Blue Apron Holdings, Inc. Class B	2,211,569	6,790
Ctrip.com International Ltd. ADR (a)	1,032,440	46,553
Expedia, Inc.	297,979	36,064
Groupon, Inc. (a)	7,215,306	34,706
JD.com, Inc. sponsored ADR (a)	4,382,401	154,173
Netflix, Inc. (a)	2,052,449	721,641
The Booking Holdings, Inc. (a)	103,688	218,670
The Honest Co., Inc. (a)(c)(d)	39,835	736
Wayfair LLC Class A (a)(b)	3,599,499	332,414
		4,191,575
Leisure Products - 0.1%
Callaway Golf Co.	2,047,604	38,782
Media - 0.8%
Comcast Corp. Class A	7,395,736	230,599
Lions Gate Entertainment Corp.:
Class A (b)	97,018	2,248
Class B	83,892	1,831
The Walt Disney Co.	1,472,091	146,429
Turn, Inc. (Escrow) (a)(c)(d)	984,774	655
		381,762
Multiline Retail - 0.3%
Dollar General Corp.	192,086	16,804
Dollar Tree, Inc. (a)	810,489	66,938
Target Corp.	509,955	37,171
		120,913
Specialty Retail - 1.3%
Home Depot, Inc.	1,933,265	360,651
L Brands, Inc.	134,783	4,570
Lowe's Companies, Inc.	788,451	74,911
RH (a)(b)	1,025,895	100,261
TJX Companies, Inc.	510,601	46,117
		586,510
Textiles, Apparel & Luxury Goods - 6.5%
adidas AG	4,511,576	1,021,096
Canada Goose Holdings, Inc. (a)	610,400	25,742
Carbon Black, Inc.	70,900	1,667
Cibus Global Ltd. Series C (c)(d)(e)	4,523,810	9,500
Homology Medicines, Inc. (a)	440,484	8,867
Homology Medicines, Inc.	712,521	12,909
Kering SA	615,700	352,478
lululemon athletica, Inc. (a)(f)	7,603,859	798,785
LVMH Moet Hennessy - Louis Vuitton SA	216,838	75,503
NIKE, Inc. Class B	2,378,720	170,792
PagSeguro Digital Ltd. (a)	417,108	13,877
Puma AG (b)	50,441	30,604
Scholar Rock Holding Corp. (b)	201,000	3,515
Scholar Rock Holding Corp.	470,781	7,411
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	8,856,419	257,368
Tory Burch LLC:
Class A (c)(d)(e)	950,844	67,310
Class B (c)(d)(e)	324,840	24,105
Under Armour, Inc. Class C (non-vtg.) (a)(b)	141,350	2,674
VF Corp.	376,141	30,528
		2,914,731

TOTAL CONSUMER DISCRETIONARY		9,762,066

CONSUMER STAPLES - 4.1%
Beverages - 2.0%
Constellation Brands, Inc. Class A (sub. vtg.)	306,094	68,283
Dr. Pepper Snapple Group, Inc.	1,122,210	133,880
Fever-Tree Drinks PLC	1,780,147	71,088
Monster Beverage Corp. (a)	6,459,405	330,463
PepsiCo, Inc.	910,990	91,327
The Coca-Cola Co.	4,858,624	208,921
		903,962
Food & Staples Retailing - 0.5%
Costco Wholesale Corp.	889,493	176,333
Drogasil SA	2,127,473	35,574
Kroger Co.	429,916	10,460
		222,367
Food Products - 0.3%
Kellogg Co.	81,228	5,230
Lamb Weston Holdings, Inc.	770,081	49,093
Mondelez International, Inc.	1,191,220	46,779
The Hershey Co.	207,924	18,721
The Kraft Heinz Co.	252,194	14,496
		134,319
Household Products - 0.1%
Church & Dwight Co., Inc.	739,156	34,703
Colgate-Palmolive Co.	317,166	20,010
Kimberly-Clark Corp.	90,594	9,136
		63,849
Personal Products - 0.5%
Coty, Inc. Class A	6,709,349	88,899
Godrej Consumer Products Ltd.	301,051	5,086
Herbalife Nutrition Ltd. (a)	1,881,258	95,511
Unilever NV (Certificaten Van Aandelen) (Bearer)	624,300	34,816
		224,312
Tobacco - 0.7%
Altria Group, Inc.	2,878,608	160,454
British American Tobacco PLC sponsored ADR	191,960	9,828
Philip Morris International, Inc.	1,736,517	138,123
		308,405

TOTAL CONSUMER STAPLES		1,857,214

ENERGY - 1.9%
Energy Equipment & Services - 0.2%
Baker Hughes, a GE Co. Class A	1,869,819	64,677
Halliburton Co.	476,812	23,717
		88,394
Oil, Gas & Consumable Fuels - 1.7%
Anadarko Petroleum Corp.	238,600	16,654
Cabot Oil & Gas Corp.	1,331,089	30,415
Concho Resources, Inc. (a)	446,971	61,374
Continental Resources, Inc. (a)	433,551	29,195
Diamondback Energy, Inc.	158,320	19,119
EOG Resources, Inc.	1,716,412	202,210
Hess Corp.	338,119	20,429
Noble Energy, Inc.	1,251,837	44,691
Occidental Petroleum Corp.	669,469	56,369
PDC Energy, Inc. (a)	389,575	23,565
Pioneer Natural Resources Co.	562,091	108,540
Reliance Industries Ltd.	4,932,780	67,401
Valero Energy Corp.	651,481	78,959
		758,921

TOTAL ENERGY		847,315

FINANCIALS - 2.8%
Banks - 1.0%
Bank of America Corp.	2,033,822	59,062
Citigroup, Inc.	549,649	36,656
HDFC Bank Ltd. sponsored ADR	1,256,040	133,668
JPMorgan Chase & Co.	1,750,742	187,347
Signature Bank (a)	69,457	8,855
Wells Fargo & Co.	680,639	36,748
		462,336
Capital Markets - 1.7%
BlackRock, Inc. Class A	403,898	215,774
BM&F BOVESPA SA	5,250,497	30,693
Charles Schwab Corp.	6,718,458	373,681
E*TRADE Financial Corp. (a)	563,961	35,727
Edelweiss Financial Services Ltd.	5,416,808	26,212
Nomura Holdings, Inc.	4,816,200	24,825
T. Rowe Price Group, Inc.	311,980	37,881
		744,793
Consumer Finance - 0.1%
American Express Co.	188,934	18,572
Discover Financial Services	132,280	9,770
		28,342
Insurance - 0.0%
Hiscox Ltd.	374,800	7,484

TOTAL FINANCIALS		1,242,955

HEALTH CARE - 17.0%
Biotechnology - 11.9%
AbbVie, Inc.	1,316,480	130,253
ACADIA Pharmaceuticals, Inc. (a)(b)(f)	6,890,955	124,726
Agios Pharmaceuticals, Inc. (a)	2,252,500	210,609
Alexion Pharmaceuticals, Inc. (a)	1,323,554	153,704
Alkermes PLC (a)(f)	9,384,653	442,956
Alnylam Pharmaceuticals, Inc. (a)(f)	5,080,974	505,404
Amgen, Inc.	1,141,970	205,121
AnaptysBio, Inc. (a)	266,663	20,746
Argenx SE ADR	77,101	7,363
Array BioPharma, Inc. (a)	5,319,165	86,968
Arsanis, Inc. (a)	345,972	5,958
aTyr Pharma, Inc. (a)(f)(g)	524,585	473
aTyr Pharma, Inc. (a)(f)	1,705,667	1,539
BeiGene Ltd. ADR (a)	2,043,459	408,937
Biogen, Inc. (a)	342,832	100,779
bluebird bio, Inc. (a)(f)	2,589,689	463,684
Blueprint Medicines Corp. (a)	334,484	28,123
Calyxt, Inc. (b)(f)	1,709,853	32,265
Celgene Corp. (a)	910,148	71,610
Cellectis SA sponsored ADR (a)	843,732	25,261
Chimerix, Inc. (a)	1,640,841	7,499
Coherus BioSciences, Inc. (a)(b)	2,242,509	34,983
CytomX Therapeutics, Inc. (a)	716,789	18,400
CytomX Therapeutics, Inc. (a)(g)	794,033	20,383
Denali Therapeutics, Inc. (a)(b)	936,708	18,013
Editas Medicine, Inc. (a)(b)	901,566	34,548
Evelo Biosciences, Inc.	515,500	8,191
Evelo Biosciences, Inc.	909,286	13,004
Exact Sciences Corp. (a)	175,802	10,467
Exelixis, Inc. (a)	12,248,299	253,907
Fate Therapeutics, Inc. (a)(b)	1,815,965	19,885
Five Prime Therapeutics, Inc. (a)	1,448,898	25,443
Gilead Sciences, Inc.	649,602	43,783
Global Blood Therapeutics, Inc. (a)	1,053,863	50,744
Heron Therapeutics, Inc. (a)	2,558,835	83,418
Intellia Therapeutics, Inc. (a)(b)	799,636	21,670
Intercept Pharmaceuticals, Inc. (a)	136,249	9,566
Ionis Pharmaceuticals, Inc. (a)(b)(f)	7,372,773	343,940
Ironwood Pharmaceuticals, Inc. Class A (a)	4,960,261	92,162
Jounce Therapeutics, Inc. (a)(b)	516,395	5,809
Kiniksa Pharmaceuticals Ltd.	141,600	2,423
Kiniksa Pharmaceuticals Ltd.	304,279	4,686
Lexicon Pharmaceuticals, Inc. (a)(b)(f)	6,839,857	79,342
Macrogenics, Inc. (a)	201,491	4,580
Momenta Pharmaceuticals, Inc. (a)(f)	5,073,012	119,723
Protagonist Therapeutics, Inc. (a)	831,414	6,053
Prothena Corp. PLC (a)(f)	2,019,677	27,245
Regeneron Pharmaceuticals, Inc. (a)	715,368	214,839
Regulus Therapeutics, Inc. (a)(b)(f)	5,236,516	3,825
Rigel Pharmaceuticals, Inc. (a)(f)	11,621,382	37,769
Sage Therapeutics, Inc. (a)	2,105,273	321,454
Seres Therapeutics, Inc. (a)(b)	1,132,111	9,113
Seres Therapeutics, Inc. (a)(g)	572,827	4,611
Sienna Biopharmaceuticals, Inc. (b)(f)	815,686	12,227
Sienna Biopharmaceuticals, Inc. (f)(g)	564,045	8,455
Spark Therapeutics, Inc. (a)	808,302	64,494
Syros Pharmaceuticals, Inc. (a)(f)	1,156,394	14,374
Syros Pharmaceuticals, Inc. (a)(f)(g)	938,007	11,659
TESARO, Inc. (a)(b)	368,254	16,855
Ultragenyx Pharmaceutical, Inc. (a)	682,379	49,950
uniQure B.V. (a)	829,128	29,053
UNITY Biotechnology, Inc. (b)	478,294	7,127
UNITY Biotechnology, Inc.	1,193,604	16,006
Vertex Pharmaceuticals, Inc. (a)	371,370	57,191
Xencor, Inc. (a)	1,268,991	50,772
Zai Lab Ltd. ADR (b)	1,061,325	24,856
		5,340,976
Health Care Equipment & Supplies - 2.1%
Abbott Laboratories	562,870	34,633
Align Technology, Inc. (a)	127,590	42,354
Boston Scientific Corp. (a)	1,009,834	30,689
Danaher Corp.	1,241,755	123,281
DexCom, Inc. (a)	444,609	39,121
Genmark Diagnostics, Inc. (a)	1,480,341	10,851
Insulet Corp. (a)	1,937,956	181,761
Intuitive Surgical, Inc. (a)	435,225	200,060
Novocure Ltd. (a)	1,790,083	56,298
Novocure Ltd. (a)(g)	571,461	17,972
Penumbra, Inc. (a)	1,262,496	203,136
Presbia PLC (a)(f)	1,272,116	2,748
		942,904
Health Care Providers & Services - 0.7%
G1 Therapeutics, Inc.	309,704	13,413
Humana, Inc.	59,948	17,444
McKesson Corp.	94,133	13,361
National Vision Holdings, Inc.	168,479	6,133
OptiNose, Inc. (b)(f)	1,017,943	23,484
OptiNose, Inc. (f)(g)	992,571	22,899
UnitedHealth Group, Inc.	819,870	198,007
		294,741
Health Care Technology - 0.3%
athenahealth, Inc. (a)	647,757	97,468
Castlight Health, Inc. Class B (a)	2,134,008	7,682
Cerner Corp. (a)	201,783	12,042
Teladoc, Inc. (a)(b)	249,963	12,723
		129,915
Life Sciences Tools & Services - 0.0%
Illumina, Inc. (a)	49,571	13,505
Pharmaceuticals - 2.0%
Adimab LLC (c)(d)(e)	3,162,765	128,503
Akcea Therapeutics, Inc. (b)(f)	4,827,247	117,012
Bristol-Myers Squibb Co.	1,046,977	55,092
Castle Creek Pharmaceuticals, LLC Class A-2 unit (a)(c)(d)(e)(h)	46,864	23,900
Intra-Cellular Therapies, Inc. (a)(f)	3,751,784	87,342
Kolltan Pharmaceuticals, Inc. rights (a)(d)	7,940,644	0
MyoKardia, Inc. (a)	1,373,765	65,391
Nektar Therapeutics (a)	3,546,028	284,640
resTORbio, Inc. (a)(b)	181,228	1,774
Rhythm Pharmaceuticals, Inc.	493,000	15,840
RPI International Holdings LP (c)(d)	130,847	19,006
Stemcentrx, Inc. rights 12/31/21 (a)(d)	2,065,715	4,049
The Medicines Company (a)(b)	2,288,388	77,485
Theravance Biopharma, Inc. (a)(b)	979,838	23,849
		903,883

TOTAL HEALTH CARE		7,625,924

INDUSTRIALS - 5.1%
Aerospace & Defense - 1.1%
Lockheed Martin Corp.	449,707	141,451
Northrop Grumman Corp.	56,050	18,342
Space Exploration Technologies Corp. Class A (a)(c)(d)	418,210	70,677
The Boeing Co.	592,796	208,759
United Technologies Corp.	414,223	51,703
		490,932
Air Freight & Logistics - 0.3%
FedEx Corp.	84,188	20,973
United Parcel Service, Inc. Class B	916,730	106,451
		127,424
Airlines - 1.2%
Allegiant Travel Co.	125,576	19,006
Azul SA sponsored ADR (a)	496,820	10,622
Delta Air Lines, Inc.	756,462	40,887
InterGlobe Aviation Ltd. (g)	1,333,131	24,105
JetBlue Airways Corp. (a)	4,509,381	85,182
Ryanair Holdings PLC sponsored ADR (a)	465,525	53,959
Southwest Airlines Co.	2,076,154	106,050
Spirit Airlines, Inc. (a)	294,150	10,792
United Continental Holdings, Inc. (a)	562,183	39,122
Wheels Up Partners Holdings LLC:
Series B (a)(c)(d)(e)	6,703,518	15,485
Series C (a)(c)(d)(e)	3,466,281	8,007
Wizz Air Holdings PLC (a)(g)	2,889,497	130,676
		543,893
Construction & Engineering - 0.1%
Fluor Corp.	471,731	22,992
Electrical Equipment - 0.2%
AMETEK, Inc.	63,963	4,671
Eaton Corp. PLC	401,805	30,770
Emerson Electric Co.	355,670	25,196
Fortive Corp.	613,286	44,580
		105,217
Industrial Conglomerates - 0.7%
3M Co.	642,270	126,675
General Electric Co.	1,544,835	21,751
Honeywell International, Inc.	1,047,514	154,938
		303,364
Machinery - 1.1%
Aumann AG (g)	230,094	16,247
Caterpillar, Inc.	1,221,175	185,509
Cummins, Inc.	251,642	35,831
Deere & Co.	697,226	104,242
Illinois Tool Works, Inc.	281,708	40,481
Rational AG	18,703	11,698
Wabtec Corp. (b)	255,020	24,867
Xylem, Inc.	1,125,774	79,254
		498,129
Road & Rail - 0.4%
J.B. Hunt Transport Services, Inc.	302,231	38,716
Union Pacific Corp.	1,060,289	151,367
		190,083

TOTAL INDUSTRIALS		2,282,034

INFORMATION TECHNOLOGY - 43.3%
Communications Equipment - 0.6%
Arista Networks, Inc. (a)	145,999	36,728
Infinera Corp. (a)(f)	11,301,466	99,453
NETGEAR, Inc. (a)(f)	1,887,777	114,116
Palo Alto Networks, Inc. (a)	56,107	11,675
		261,972
Electronic Equipment & Components - 0.1%
Cognex Corp.	51,338	2,347
IPG Photonics Corp. (a)	17,154	4,139
TE Connectivity Ltd.	105,300	9,801
Trimble, Inc. (a)	1,667,150	55,116
		71,403
Internet Software & Services - 11.9%
2U, Inc. (a)	769,771	72,974
Actua Corp. (d)(f)	1,800,882	1,801
Alibaba Group Holding Ltd. sponsored ADR (a)	1,252,238	247,956
Alphabet, Inc.:
Class A (a)	1,390,819	1,529,901
Class C (a)	756,673	820,983
Apptio, Inc. Class A (a)	1,226,480	40,511
CarGurus, Inc. Class A	52,014	1,725
DocuSign, Inc.	122,292	6,091
Dropbox, Inc.:
Class A (a)	213,339	6,398
Class B	736,721	19,885
eBay, Inc. (a)	497,114	18,751
Etsy, Inc. (a)	186,014	6,016
Facebook, Inc. Class A (a)	7,240,959	1,388,671
GoDaddy, Inc. (a)	345,482	24,733
Match Group, Inc. (a)(b)	210,012	8,642
MongoDB, Inc.	956,702	45,089
NAVER Corp.	8,760	5,425
NetEase, Inc. ADR	203,990	46,575
New Relic, Inc. (a)	434,667	44,158
Nutanix, Inc.:
Class A (a)	5,705,044	304,935
Class B (a)(g)	1,151,309	61,537
Shopify, Inc. Class A (a)	3,312,196	491,312
Tencent Holdings Ltd.	1,265,800	64,622
Twitter, Inc. (a)	398,662	13,834
Wix.com Ltd. (a)	597,418	51,945
		5,324,470
IT Services - 3.7%
Cognizant Technology Solutions Corp. Class A	925,970	69,772
IBM Corp.	231,719	32,744
MasterCard, Inc. Class A	2,255,060	428,732
PayPal Holdings, Inc. (a)	5,239,725	430,024
Square, Inc. (a)	2,724,395	158,696
Visa, Inc. Class A	3,983,910	520,777
		1,640,745
Semiconductors & Semiconductor Equipment - 9.8%
Advanced Micro Devices, Inc. (a)(b)	4,607,150	63,256
Applied Materials, Inc.	403,517	20,491
ASML Holding NV	403,483	79,345
Broadcom, Inc.	587,850	148,179
Cirrus Logic, Inc. (a)	1,111,714	41,667
Cree, Inc. (a)	1,614,518	75,269
Inphi Corp. (a)(b)	291,513	9,847
Intel Corp.	75,915	4,191
KLA-Tencor Corp.	243,611	27,584
Marvell Technology Group Ltd.	2,055,295	44,271
Micron Technology, Inc. (a)	1,295,859	74,629
NVIDIA Corp.	12,672,330	3,195,833
Qorvo, Inc. (a)	184,020	14,768
Renesas Electronics Corp. (a)	901,400	8,966
Silicon Laboratories, Inc. (a)(f)	3,182,940	336,118
Skyworks Solutions, Inc.	110,704	10,917
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	1,174,756	45,463
Texas Instruments, Inc.	1,556,747	174,216
		4,375,010
Software - 11.9%
Activision Blizzard, Inc.	7,162,180	507,870
Adobe Systems, Inc. (a)	1,740,080	433,767
Aspen Technology, Inc. (a)	332,699	31,028
Atlassian Corp. PLC (a)	446,080	28,455
Autodesk, Inc. (a)	1,570,583	202,762
Black Knight, Inc. (a)	496,358	25,116
BlackBerry Ltd. (a)	2,197,390	25,995
Electronic Arts, Inc. (a)	1,544,109	202,139
HubSpot, Inc. (a)	1,713,908	207,726
Intuit, Inc.	545,956	110,065
Microsoft Corp.	11,205,425	1,107,544
Nintendo Co. Ltd.	88,100	36,063
Oracle Corp.	959,062	44,807
Parametric Technology Corp. (a)	1,976,498	170,453
Paylocity Holding Corp. (a)	145,801	8,712
Pivotal Software, Inc.	985,316	17,726
Pluralsight, Inc.	257,500	5,541
Proofpoint, Inc. (a)	449,825	52,580
Red Hat, Inc. (a)	3,923,340	637,229
Salesforce.com, Inc. (a)	10,308,990	1,333,262
Smartsheet, Inc.	98,632	2,458
Snap, Inc. Class A (a)(b)	1,724,290	19,640
Zendesk, Inc. (a)	2,124,395	118,732
Zscaler, Inc. (a)	667,045	17,517
		5,347,187
Technology Hardware, Storage & Peripherals - 5.3%
Apple, Inc.	11,692,679	2,185,011
NetApp, Inc.	377,709	25,805
Pure Storage, Inc. Class A (a)	5,415,148	116,209
Samsung Electronics Co. Ltd.	1,064,900	49,982
		2,377,007

TOTAL INFORMATION TECHNOLOGY		19,397,794

MATERIALS - 0.9%
Chemicals - 0.9%
CF Industries Holdings, Inc.	1,347,177	55,423
DowDuPont, Inc.	3,407,653	218,465
LG Chemical Ltd.	101,570	31,829
LyondellBasell Industries NV Class A	119,209	13,366
The Mosaic Co.	241,652	6,643
The Scotts Miracle-Gro Co. Class A	938,082	79,859
		405,585
REAL ESTATE - 0.2%
Equity Real Estate Investment Trusts (REITs) - 0.2%
American Tower Corp.	684,456	94,708
Ant International Co. Ltd. (c)(d)(i)	1,658,265	9,303
		104,011
TELECOMMUNICATION SERVICES - 0.4%
Diversified Telecommunication Services - 0.1%
Verizon Communications, Inc.	936,657	44,650
Wireless Telecommunication Services - 0.3%
T-Mobile U.S., Inc. (a)	2,793,188	155,581

TOTAL TELECOMMUNICATION SERVICES		200,231

TOTAL COMMON STOCKS
(Cost $19,079,015)		43,725,129

Preferred Stocks - 2.2%
Convertible Preferred Stocks - 2.1%
CONSUMER DISCRETIONARY - 0.2%
Hotels, Restaurants & Leisure - 0.0%
MOD Super Fast Pizza Holdings LLC Series 3 Preferred (a)(c)(d)(e)	61,485	8,604
Topgolf International, Inc. Series F (c)(d)	819,532	11,337
		19,941
Internet & Direct Marketing Retail - 0.0%
The Honest Co., Inc.:
Series C (a)(c)(d)	92,950	2,904
Series D (a)(c)(d)	69,363	2,340
		5,244
Leisure Products - 0.1%
Peloton Interactive, Inc. Series E (a)(c)(d)	637,482	23,058
Textiles, Apparel & Luxury Goods - 0.1%
Generation Bio Series B (c)(d)	831,800	7,607
Harmony Biosciences II, Inc. Series A (c)(d)	10,934,380	10,934
ORIC Pharmaceuticals, Inc. Series C (c)(d)	1,416,666	4,250
Rubius Therapeutics, Inc.:
Series B (c)(d)	1,287,247	16,464
Series C (c)(d)	578,030	7,393
		46,648
TOTAL CONSUMER DISCRETIONARY		94,891
FINANCIALS - 0.0%
Insurance - 0.0%
Clover Health Series D (c)(d)	863,631	8,099
HEALTH CARE - 1.0%
Biotechnology - 0.9%
10X Genomics, Inc.:
Series C (a)(c)(d)	2,505,940	23,982
Series D (c)(d)	364,100	3,484
23andMe, Inc. Series F (c)(d)	590,383	9,210
Axcella Health, Inc. Series C (a)(c)(d)	536,592	6,933
BioNTech AG Series A (c)(d)	114,025	24,331
Immunocore Ltd. Series A (a)(c)(d)	67,323	23,468
Intarcia Therapeutics, Inc.:
Series CC (a)(c)(d)	1,051,411	63,085
Series DD (a)(c)(d)	1,543,687	92,621
Kaleido Biosciences, Inc. Series C, (c)(d)	729,738	7,290
Moderna Therapeutics, Inc.:
Series B (a)(c)(d)	242,837	2,443
Series C (a)(c)(d)	554,903	5,582
Series D (a)(c)(d)	4,688,230	47,164
Series E (a)(c)(d)	5,651,170	56,851
Series F (a)(c)(d)	140,212	1,411
Translate Bio:
Series B (a)(c)(d)	4,408,601	8,729
Series C (a)(c)(d)	6,666,443	13,200
		389,784
Health Care Equipment & Supplies - 0.0%
Shockwave Medical, Inc. Series C (c)(d)	5,413,080	7,416
Health Care Providers & Services - 0.1%
Mulberry Health, Inc. Series A8 (a)(c)(d)	2,790,742	19,912
Health Care Technology - 0.0%
Codiak Biosciences, Inc.:
Series A 8.00% (a)(c)(d)	589,863	2,234
Series B 8.00% (a)(c)(d)	1,917,058	7,261
Series C, 8.00% (c)(d)	2,688,186	10,182
		19,677
Life Sciences Tools & Services - 0.0%
Neon Therapeutics, Inc. Series B (a)(c)(d)	4,449,273	12,814
Pharmaceuticals - 0.0%
Constellation Pharmaceuticals Series F (c)(d)	4,665,921	4,666
Nohla Therapeutics, Inc. Series B (c)(d)	9,124,200	4,161
		8,827
TOTAL HEALTH CARE		458,430
INDUSTRIALS - 0.2%
Aerospace & Defense - 0.1%
Space Exploration Technologies Corp. Series G (a)(c)(d)	216,276	36,551
Commercial Services & Supplies - 0.0%
Domo, Inc. Series D (a)(c)(d)	2,990,903	14,476
Professional Services - 0.1%
YourPeople, Inc. Series C (a)(c)(d)	5,833,137	29,399
TOTAL INDUSTRIALS		80,426
INFORMATION TECHNOLOGY - 0.7%
Internet Software & Services - 0.5%
Jet.Com, Inc. Series B1 (Escrow) (a)(c)(d)	7,578,338	344
Reddit, Inc. Series B (c)(d)	384,303	8,935
Starry, Inc.:
Series B (a)(c)(d)	9,869,159	9,099
Series C (c)(d)	5,234,614	4,826
Uber Technologies, Inc.:
Series D, 8.00% (a)(c)(d)	4,770,180	190,807
Series E, 8.00% (a)(c)(d)	209,216	8,369
		222,380
IT Services - 0.0%
AppNexus, Inc. Series E (a)(c)(d)	923,523	21,887
Software - 0.2%
Cloudflare, Inc. Series D, 8.00% (a)(c)(d)	1,429,726	10,423
Dataminr, Inc. Series D (a)(c)(d)	1,773,901	35,301
Outset Medical, Inc. Series C (a)(c)(d)	1,244,716	3,535
Taboola.Com Ltd. Series E (a)(c)(d)	1,337,420	22,255
		71,514
TOTAL INFORMATION TECHNOLOGY		315,781
TELECOMMUNICATION SERVICES - 0.0%
Wireless Telecommunication Services - 0.0%
Altiostar Networks, Inc. Series A1 (a)(c)(d)	699,106	895

TOTAL CONVERTIBLE PREFERRED STOCKS		958,522

Nonconvertible Preferred Stocks - 0.1%
FINANCIALS - 0.1%
Banks - 0.1%
Itau Unibanco Holding SA	1,874,400	21,633
HEALTH CARE - 0.0%
Biotechnology - 0.0%
Yumanity Holdings LLC Class A (a)(c)(d)	464,607	3,898

TOTAL NONCONVERTIBLE PREFERRED STOCKS		25,531

TOTAL PREFERRED STOCKS
(Cost $665,581)		984,053

Money Market Funds - 1.7%
Fidelity Cash Central Fund, 1.76% (j)	161,172,548	161,205
Fidelity Securities Lending Cash Central Fund 1.76% (j)(k)	589,835,518	589,895
TOTAL MONEY MARKET FUNDS
(Cost $751,090)		751,100
TOTAL INVESTMENT IN SECURITIES - 101.4%
(Cost $20,495,686)		45,460,282
NET OTHER ASSETS (LIABILITIES) - (1.4)%		(639,355)
NET ASSETS - 100%		$44,820,927

Values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,339,607,000 or 3.0% of net assets.

 (d) Level 3 security

 (e) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (f) Affiliated company

 (g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $319,017,000 or 0.7% of net assets.

 (h) Investment represents common shares and preferred shares.

 (i) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (j) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (k) Includes investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
10X Genomics, Inc. Series C	2/23/16 - 4/3/17	$11,222
10X Genomics, Inc. Series D	4/10/18	$3,484
23andMe, Inc. Series F	8/31/17	$8,197
Adimab LLC	9/17/14 - 6/5/15	$47,869
Altiostar Networks, Inc. Series A1	1/10/17	$3,216
Ant International Co. Ltd.	5/16/18	$9,303
AppNexus, Inc. Series E	8/1/14	$18,500
Axcella Health, Inc. Series C	8/11/17	$5,409
BioNTech AG Series A	12/29/17	$24,972
Castle Creek Pharmaceuticals, LLC Class A-2 unit	9/29/16	$15,465
Cibus Global Ltd. Series C	2/16/18	$9,500
Cloudflare, Inc. Series D, 8.00%	11/5/14	$8,758
Clover Health Series D	6/7/17	$8,099
Codiak Biosciences, Inc. Series A 8.00%	11/12/15	$590
Codiak Biosciences, Inc. Series B 8.00%	11/12/15	$5,751
Codiak Biosciences, Inc. Series C, 8.00%	11/17/17	$10,182
Constellation Pharmaceuticals Series F	4/5/18	$4,666
Dataminr, Inc. Series D	2/18/15 - 3/6/15	$22,617
Domo, Inc. Series D	1/24/14	$12,362
Generation Bio Series B	2/21/18	$7,607
Harmony Biosciences II, Inc. Series A	9/22/17	$10,934
Immunocore Ltd. Series A	7/27/15	$12,669
Intarcia Therapeutics, Inc. Series CC	11/14/12	$14,331
Intarcia Therapeutics, Inc. Series DD	3/17/14	$50,000
Jet.Com, Inc. Series B1 (Escrow)	9/19/16	$2,489
Kaleido Biosciences, Inc. Series C,	3/16/18	$7,290
MOD Super Fast Pizza Holdings LLC Series 3 Preferred	11/3/16 - 12/14/17	$8,439
Moderna Therapeutics, Inc. Series B	4/13/17	$1,408
Moderna Therapeutics, Inc. Series C	4/13/17	$3,224
Moderna Therapeutics, Inc. Series D	11/6/13	$20,615
Moderna Therapeutics, Inc. Series E	12/18/14	$24,850
Moderna Therapeutics, Inc. Series F	8/10/16	$617
Mulberry Health, Inc. Series A8	1/20/16	$18,851
Neon Therapeutics, Inc. Series B	12/28/16 - 12/1/17	$12,503
Nohla Therapeutics, Inc. Series B	5/1/18	$4,161
ORIC Pharmaceuticals, Inc. Series C	2/6/18	$4,250
Outset Medical, Inc. Series C	4/19/17	$3,226
Peloton Interactive, Inc. Series E	3/31/17	$13,809
Reddit, Inc. Series B	7/26/17	$5,456
RPI International Holdings LP	5/21/15 - 3/23/16	$16,269
Rubius Therapeutics, Inc. Series B	6/7/17	$10,800
Rubius Therapeutics, Inc. Series C	2/23/18	$7,393
Shockwave Medical, Inc. Series C	9/27/17	$5,467
Space Exploration Technologies Corp. Class A	10/16/15 - 4/6/17	$38,201
Space Exploration Technologies Corp. Series G	1/20/15	$16,753
Starry, Inc. Series B	12/1/16	$5,339
Starry, Inc. Series C	12/8/17	$4,826
Taboola.Com Ltd. Series E	12/22/14	$13,943
The Honest Co., Inc.	8/21/14	$1,078
The Honest Co., Inc. Series C	8/21/14	$2,515
The Honest Co., Inc. Series D	8/3/15	$3,174
Topgolf International, Inc. Series F	11/10/17	$11,337
Tory Burch LLC Class A	5/14/15	67,653
Tory Burch LLC Class B	12/31/12	$17,505
Translate Bio Series B	7/17/15	$4,761
Translate Bio Series C	12/22/16 - 12/22/17	$13,200
Turn, Inc. (Escrow)	4/11/17	$709
Uber Technologies, Inc. Series D, 8.00%	6/6/14	$74,000
Uber Technologies, Inc. Series E, 8.00%	12/5/14	$6,971
Wheels Up Partners Holdings LLC Series B	9/18/15	$19,040
Wheels Up Partners Holdings LLC Series C	6/22/17	10,815
YourPeople, Inc. Series C	5/1/15	$86,920
Yumanity Holdings LLC Class A	2/8/16	$3,140

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$625
Fidelity Securities Lending Cash Central Fund	5,617
Total	$6,242

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds(a)	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
ACADIA Pharmaceuticals, Inc.	$231,213	$148	$21,734	$--	$(2,730)	$(82,171)	$124,726
Actua Corp.	36,209	--	924	--	(31,611)	(1,873)	1,801
Akcea Therapeutics, Inc.	70,889	26,196	2,302	--	1,452	20,777	117,012
Alkermes PLC	485,912	28,513	21,338	--	10,159	(60,290)	442,956
Alnylam Pharmaceuticals, Inc.	668,331	34,139	19,885	--	12,716	(189,897)	505,404
aTyr Pharma, Inc.	5,730	--	--	--	--	13,743	473
aTyr Pharma, Inc.	3,031	27	84	--	(33)	(20,402)	1,539
Avexis, Inc.	162,779	14,222	387,476	--	250,139	(39,664)	--
bluebird bio, Inc.	439,342	27,158	18,849	--	12,990	3,043	463,684
Calyxt, Inc.	28,618	3,870	872	--	530	119	32,265
Exelixis, Inc.	410,001	--	67,864	--	27,944	(116,174)	--
Infinera Corp.	81,330	3,479	3,033	--	748	16,929	99,453
Intra-Cellular Therapies, Inc.	59,705	236	2,050	--	416	29,035	87,342
Ionis Pharmaceuticals, Inc.	417,706	5,601	13,031	--	6,375	(72,711)	343,940
Lexicon Pharmaceuticals, Inc.	71,027	929	1,797	--	182	9,001	79,342
lululemon athletica, Inc.	521,918	37,729	58,403	--	20,431	277,110	798,785
Momenta Pharmaceuticals, Inc.	70,799	1,750	2,536	--	649	49,061	119,723
NETGEAR, Inc.	--	120,709	2,698	--	274	(4,169)	114,116
OptiNose, Inc.	14,894	4,429	498	--	65	4,594	23,484
OptiNose, Inc.	17,053	--	--	--	--	5,846	22,899
Presbia PLC	3,510	--	123	--	11	(650)	2,748
Prothena Corp. PLC	100,105	274	4,610	--	(784)	(67,740)	27,245
Regulus Therapeutics, Inc.	4,872	23	164	--	28	(934)	3,825
Rigel Pharmaceuticals, Inc.	44,595	4,744	1,200	--	578	(10,948)	37,769
Sienna Biopharmaceuticals, Inc.	16,690	223	410	--	54	(4,330)	12,227
Sienna Biopharmaceuticals, Inc.	10,803	--	--	--	--	(2,348)	8,455
Silicon Laboratories, Inc.	298,944	3,752	12,672	--	4,729	41,365	336,118
Syros Pharmaceuticals, Inc.	10,854	4,689	305	--	17	(881)	14,374
Syros Pharmaceuticals, Inc.	13,929	--	--	--	--	(2,270)	11,659
Total	$4,300,789	$322,840	$644,858	$--	$315,329	$(206,829)	$3,833,364

 (a) Includes the value of securities delivered through in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$9,856,957	$9,563,937	$95,823	$197,197
Consumer Staples	1,857,214	1,822,398	34,816	--
Energy	847,315	847,315	--	--
Financials	1,272,687	1,239,763	24,825	8,099
Health Care	8,088,252	7,416,770	46,510	624,972
Industrials	2,362,460	2,187,865	--	174,595
Information Technology	19,713,575	19,275,423	120,570	317,582
Materials	405,585	405,585	--	--
Real Estate	104,011	94,708	--	9,303
Telecommunication Services	201,126	200,231	--	895
Money Market Funds	751,100	751,100	--	--
Total Investments in Securities:	$45,460,282	$43,805,095	$322,544	$1,332,643

The following is a reconciliation of Investments in Securities and Derivative Instruments for which Level 3 inputs were used in determining value:

(Amounts in thousands)
Investments in Securities:
Equities - Health Care
Beginning Balance	$489,611
Net Realized Gain (Loss) on Investment Securities	--
Net Unrealized Gain (Loss) on Investment Securities	99,584
Cost of Purchases	53,902
Proceeds of Sales	(9,164)
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	(8,961)
Ending Balance	$624,972
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at May 31, 2018	$81,521
Other Investments in Securities
Beginning Balance	$618,926
Net Realized Gain (Loss) on Investment Securities	5,435
Net Unrealized Gain (Loss) on Investment Securities	60,128
Cost of Purchases	43,619
Proceeds of Sales	(56,646)
Amortization/Accretion	--
Transfers into Level 3	36,209
Transfers out of Level 3	--
Ending Balance	$707,671
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at May 31, 2018	$95,645

The information used in the above reconciliations represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliations are included in Net Gain (Loss) on the Fund's Statement of Operations.

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	88.3%
Cayman Islands	2.8%
Germany	2.5%
Ireland	1.3%
Canada	1.2%
France	1.1%
Others (Individually Less Than 1%)	2.8%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		May 31, 2018 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $568,056) — See accompanying schedule: Unaffiliated issuers (cost $17,213,647)	$40,875,818
Fidelity Central Funds (cost $751,090)	751,100
Other affiliated issuers (cost $2,530,949)	3,833,364
Total Investment in Securities (cost $20,495,686)		$45,460,282
Restricted cash		282
Foreign currency held at value (cost $1,784)		1,784
Receivable for investments sold		18,093
Receivable for fund shares sold		22,943
Dividends receivable		30,075
Distributions receivable from Fidelity Central Funds		2,781
Prepaid expenses		10
Other receivables		2,450
Total assets		45,538,700
Liabilities
Payable for investments purchased
Regular delivery	$45,683
Delayed delivery	9,303
Payable for fund shares redeemed	37,540
Accrued management fee	26,415
Other affiliated payables	3,697
Other payables and accrued expenses	5,287
Collateral on securities loaned	589,848
Total liabilities		717,773
Net Assets		$44,820,927
Net Assets consist of:
Paid in capital		$17,577,029
Distributions in excess of net investment income		(27,840)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		2,309,775
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		24,961,963
Net Assets		$44,820,927
Growth Company:
Net Asset Value, offering price and redemption price per share ($27,580,141 ÷ 138,951 shares)		$198.49
Class K:
Net Asset Value, offering price and redemption price per share ($17,240,786 ÷ 86,845 shares)		$198.52

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended May 31, 2018 (Unaudited)
Investment Income
Dividends		$147,947
Income from Fidelity Central Funds		6,242
Total income		154,189
Expenses
Management fee
Basic fee	$117,285
Performance adjustment	39,095
Transfer agent fees	21,451
Accounting and security lending fees	1,181
Custodian fees and expenses	423
Independent trustees' fees and expenses	96
Registration fees	220
Audit	151
Legal	48
Interest	6
Miscellaneous	162
Total expenses before reductions	180,118
Expense reductions	(436)
Total expenses after reductions		179,682
Net investment income (loss)		(25,493)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	2,127,392
Fidelity Central Funds	37
Other affiliated issuers	315,329
Foreign currency transactions	(28)
Total net realized gain (loss)		2,442,730
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers (net of increase in deferred foreign taxes of $778)	2,764,054
Fidelity Central Funds	(15)
Other affiliated issuers	(206,829)
Assets and liabilities in foreign currencies	(92)
Total change in net unrealized appreciation (depreciation)		2,557,118
Net gain (loss)		4,999,848
Net increase (decrease) in net assets resulting from operations		$4,974,355

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2018 (Unaudited)	Year ended November 30, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(25,493)	$904
Net realized gain (loss)	2,442,730	5,300,359
Change in net unrealized appreciation (depreciation)	2,557,118	6,673,348
Net increase (decrease) in net assets resulting from operations	4,974,355	11,974,611
Distributions to shareholders from net investment income	(1,416)	(37,300)
Distributions to shareholders from net realized gain	(1,898,114)	(2,014,292)
Total distributions	(1,899,530)	(2,051,592)
Share transactions - net increase (decrease)	73,487	(4,103,390)
Total increase (decrease) in net assets	3,148,312	5,819,629
Net Assets
Beginning of period	41,672,615	35,852,986
End of period	$44,820,927	$41,672,615
Other Information
Distributions in excess of net investment income end of period	$(27,840)	$(931)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Growth Company Fund

	Six months ended (Unaudited) May 31,	Years endedNovember 30,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$185.27	$142.76	$143.47	$136.46	$124.69	$95.80
Income from Investment Operations
Net investment income (loss)A	(.14)	(.06)	.09	(.01)	.15	.29
Net realized and unrealized gain (loss)	21.82	50.73	4.71	11.72	20.49	31.23
Total from investment operations	21.68	50.67	4.80	11.71	20.64	31.52
Distributions from net investment income	–	(.09)	–	(.13)	(.21)	(.19)
Distributions from net realized gain	(8.46)	(8.07)	(5.51)	(4.57)	(8.67)	(2.44)
Total distributions	(8.46)	(8.16)	(5.51)	(4.70)	(8.87)B	(2.63)
Net asset value, end of period	$198.49	$185.27	$142.76	$143.47	$136.46	$124.69
Total ReturnC,D	12.18%	37.34%	3.48%	8.90%	17.80%	33.85%
Ratios to Average Net AssetsE,F
Expenses before reductions	.86%G	.85%	.77%	.88%	.82%	.83%
Expenses net of fee waivers, if any	.86%G	.85%	.77%	.87%	.82%	.83%
Expenses net of all reductions	.86%G	.85%	.77%	.87%	.82%	.83%
Net investment income (loss)	(.15)%G	(.04)%	.07%	(.01)%	.12%	.27%
Supplemental Data
Net assets, end of period (in millions)	$27,580	$25,256	$21,114	$23,513	$24,165	$22,936
Portfolio turnover rateH	18%G,I	15%I	19%I	18%I	12%I	26%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $8.87 per share is comprised of distributions from net investment income of $.207 and distributions from net realized gain of $8.666 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Growth Company Fund Class K

	Six months ended (Unaudited) May 31,	Years endedNovember 30,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$185.24	$142.74	$143.42	$136.41	$124.68	$95.82
Income from Investment Operations
Net investment income (loss)A	(.06)	.10	.23	.12	.29	.42
Net realized and unrealized gain (loss)	21.81	50.70	4.71	11.72	20.48	31.21
Total from investment operations	21.75	50.80	4.94	11.84	20.77	31.63
Distributions from net investment income	(.02)	(.23)	(.11)	(.26)	(.37)	(.34)
Distributions from net realized gain	(8.46)	(8.07)	(5.51)	(4.57)	(8.67)	(2.44)
Total distributions	(8.47)B	(8.30)	(5.62)	(4.83)	(9.04)	(2.77)C
Net asset value, end of period	$198.52	$185.24	$142.74	$143.42	$136.41	$124.68
Total ReturnD,E	12.23%	37.47%	3.59%	9.01%	17.93%	34.02%
Ratios to Average Net AssetsF,G
Expenses before reductions	.78%H	.75%	.66%	.77%	.71%	.71%
Expenses net of fee waivers, if any	.78%H	.75%	.66%	.77%	.71%	.71%
Expenses net of all reductions	.77%H	.75%	.66%	.77%	.71%	.71%
Net investment income (loss)	(.06)%H	.06%	.17%	.09%	.24%	.39%
Supplemental Data
Net assets, end of period (in millions)	$17,241	$16,416	$14,739	$17,587	$18,242	$21,951
Portfolio turnover rateI	18%H,J	15%J	19%J	18%J	12%J	26%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $8.47 per share is comprised of distributions from net investment income of $.016 and distributions from net realized gain of $8.455 per share.

 C Total distributions of $2.77 per share is comprised of distributions from net investment income of $.336 and distributions from net realized gain of $2.438 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended May 31, 2018
(Amounts in thousands except percentages)

1. Organization.

Fidelity Growth Company Fund (the Fund) is a fund of Fidelity Mt. Vernon Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Growth Company and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Equity securities, including restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach and the income approach and are categorized as Level 3 in the hierarchy. The market approach generally consists of using comparable market transactions while the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in Input(a)
Equities	$1,330,840	Market approach	Transaction price	$0.81 - $169.00 / $60.93	Increase
			Liquidity preference	$16.35 - $45.76 / $36.41	Increase
			Conversion ratio	1.6	Increase
		Market comparable	Transaction price	$0.46 - $330.00 / $65.27	Increase
			Enterprise value/Sales multiple (EV/S)	1.2 - 15.4 / 4.8	Increase
			Discount rate	20.0% - 76.0% / 59.7%	Decrease
			Enterprise value/EBITDA multiple (EV/EBITDA)	12.1	Increase
			Discount for lack of marketability	10.0% - 20.0% / 13.6%	Decrease
			Enterprise value/Revenue multiple (EV/R)	4.9	Increase
			Liquidity preference	$4.13 - $25.62 / $17.92	Increase
			Premium rate	15.0% - 76.0% / 26.6%	Increase
			Conversion ratio	3.0	Increase
			Proxy premium	28.2% - 54.5% / 48.6%	Increase
		Recovery value	Recovery value	0.0% - 0.7% / 0.5%	Increase
		Discount cash flow	Discount rate	8.0%	Decrease
			Discount for lack of marketability	10.0%	Decrease

 (a) Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of May 31, 2018, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), redemptions in kind, partnerships, deferred trustees compensation and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$25,948,171
Gross unrealized depreciation	(1,111,591)
Net unrealized appreciation (depreciation)	$24,836,580
Tax cost	$20,623,702

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Consolidated Subsidiary. The Fund invests in certain investments through a wholly-owned subsidiary ("Subsidiary"), which may be subject to federal and state taxes upon disposition.

As of period end, the Fund held an investment of $285,696 in these Subsidiaries, representing .64% of the Fund's net assets. The financial statements have been consolidated and include accounts of the Fund and each Subsidiary. Accordingly, all inter-company transactions and balances have been eliminated.

Any cash held by the Subsidiaries is restricted as to its use and is presented as Restricted cash in the Statement of Assets and Liabilities.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, aggregated $3,784,466 and $4,378,502, respectively.

Redemptions In-Kind. During the period, 6,381 shares of the Fund held by unaffiliated entities were redeemed in-kind for investments and cash with a value of $1,217,697. The net realized gain of $863,214 on investments delivered through the in-kind redemptions is included in the accompanying Statement of Operations. The amount of the redemptions is included in share transactions activity shown in the accompanying Statement of Changes in Net Assets as well as the Notes to Financial Statements. The Fund recognized no gain or loss for federal income tax purposes.

Prior Fiscal Year Redemptions In-Kind. During the prior period, 34,649 shares of the Fund held by unaffiliated entities were redeemed in-kind for investments and cash with a value of $5,209,289. The Fund had a net realized gain of $3,322,910 on investments delivered through the in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets as well as the Notes to Financial Statements. The Fund recognized no gain or loss for federal income tax purposes.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company(the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .24% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Growth Company as compared to its benchmark index, the Russell 3000 Growth Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .72% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Growth Company. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Growth Company	$17,626.13
Class K	3,825.05
	$21,451

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions. For the period, the fees were equivalent to an annualized rate of .01%.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $111 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company (FMR) or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$25,753	1.65%	$6

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Other. During the period, the investment adviser reimbursed the Fund for certain losses in the amount of $684.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $61 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $61,050. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $5,617, including $437 from securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $225 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $2.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $209.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2018	Year ended November 30, 2017
From net investment income
Growth Company	$–	$13,724
Class K	1,416	23,576
Total	$1,416	$37,300
From net realized gain
Growth Company	$1,149,814	$1,190,770
Class K	748,300	823,522
Total	$1,898,114	$2,014,292

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended May 31, 2018	Year ended November 30, 2017	Six months ended May 31, 2018	Year ended November 30, 2017
Growth Company
Shares sold	18,927	17,127	$3,565,595	$2,740,883
Reinvestment of distributions	5,899	8,092	1,059,396	1,134,062
Shares redeemed	(22,196)(a)	(36,791)(b)	(4,196,200)(a)	(5,635,831)(b)
Net increase (decrease)	2,630	(11,572)	$428,791	$(1,760,886)
Class K
Shares sold	11,280	19,521	$2,138,762	$3,093,032
Reinvestment of distributions	4,174	6,051	749,491	847,098
Shares redeemed	(17,230)(a)	(40,209)(b)	(3,243,557)(a)	(6,282,634)(b)
Net increase (decrease)	(1,776)	(14,637)	$(355,304)	$(2,342,504)

 (a) Amount includes in-kind redemptions (see the Redemptions In-Kind note for additional details).

 (b) Amount includes in-kind redemptions (see the Prior Fiscal Year Redemptions In-Kind note for additional details).

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2017 to May 31, 2018).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value December 1, 2017	Ending Account Value May 31, 2018	Expenses Paid During Period-B December 1, 2017 to May 31, 2018
Growth Company	.86%
Actual		$1,000.00	$1,121.80	$4.55
Hypothetical-C		$1,000.00	$1,020.64	$4.33
Class K	.78%
Actual		$1,000.00	$1,122.30	$4.13
Hypothetical-C		$1,000.00	$1,021.04	$3.93

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

GCF-K-SANN-0718
1.863219.109

Fidelity® New Millennium Fund® Semi-Annual Report May 31, 2018

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of May 31, 2018

% of fund's net assets
Bank of America Corp.	2.6
UnitedHealth Group, Inc.	2.3
Cisco Systems, Inc.	1.9
ARAMARK Holdings Corp.	1.9
Boston Scientific Corp.	1.7
Walmart, Inc.	1.6
Chevron Corp.	1.5
ConocoPhillips Co.	1.5
General Dynamics Corp.	1.5
Northrop Grumman Corp.	1.4
17.9

Top Five Market Sectors as of May 31, 2018

% of fund's net assets
Financials	15.8
Consumer Discretionary	14.9
Health Care	14.3
Energy	12.8
Information Technology	12.7

Asset Allocation (% of fund's net assets)

As of May 31, 2018 *
Stocks	96.9%
Bonds	0.2%
Convertible Securities	0.9%
Other Investments	0.1%
Short-Term Investments and Net Other Assets (Liabilities)	1.9%

 * Foreign investments - 19.1%

Schedule of Investments May 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.6%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 14.1%
Auto Components - 0.5%
Magna International, Inc. Class A (sub. vtg.)	280,900	$18,012
Automobiles - 1.4%
Fiat Chrysler Automobiles NV	1,532,200	35,593
Tesla, Inc. (a)	29,900	8,513
		44,106
Distributors - 0.5%
Pool Corp.	119,500	17,079
Hotels, Restaurants & Leisure - 3.0%
ARAMARK Holdings Corp.	1,571,300	60,998
Drive Shack, Inc. (a)	1,507,922	9,847
U.S. Foods Holding Corp. (a)	732,600	26,139
		96,984
Household Durables - 2.2%
D.R. Horton, Inc.	550,700	23,245
Newell Brands, Inc.	550,700	12,986
NVR, Inc. (a)	5,100	15,252
Toll Brothers, Inc.	474,813	18,750
		70,233
Internet & Direct Marketing Retail - 0.8%
The Booking Holdings, Inc. (a)	11,700	24,674
Leisure Products - 0.4%
Mattel, Inc. (b)	606,000	9,405
New Academy Holding Co. LLC unit (a)(c)(d)(e)	66,000	2,331
		11,736
Media - 0.3%
WME Entertainment Parent, LLC Class A (d)(e)(f)	3,761,973	9,405
Multiline Retail - 0.5%
Dollar General Corp.	207,500	18,152
Specialty Retail - 2.7%
AutoZone, Inc. (a)	31,700	20,583
Tiffany & Co., Inc.	330,000	43,157
TJX Companies, Inc.	265,000	23,935
		87,675
Textiles, Apparel & Luxury Goods - 1.8%
Brunello Cucinelli SpA	822,600	32,937
Hermes International SCA	22,100	15,729
Under Armour, Inc. Class A (sub. vtg.) (a)(b)	475,000	9,928
		58,594

TOTAL CONSUMER DISCRETIONARY		456,650

CONSUMER STAPLES - 6.3%
Beverages - 1.0%
Fever-Tree Drinks PLC	336,582	13,441
Molson Coors Brewing Co. Class B	278,000	17,139
		30,580
Food & Staples Retailing - 2.6%
Costco Wholesale Corp.	155,900	30,906
Walmart, Inc.	646,600	53,370
		84,276
Food Products - 1.3%
Amira Nature Foods Ltd. (a)(b)	1,082,352	2,554
Associated British Foods PLC	311,700	10,980
Greencore Group PLC	4,603,761	11,181
The Hershey Co.	185,200	16,675
		41,390
Household Products - 0.4%
Reckitt Benckiser Group PLC	182,400	13,961
Personal Products - 0.8%
Coty, Inc. Class A	669,500	8,871
Unilever NV (Certificaten Van Aandelen) (Bearer)	303,000	16,898
		25,769
Tobacco - 0.2%
British American Tobacco PLC sponsored ADR	137,100	7,020

TOTAL CONSUMER STAPLES		202,996

ENERGY - 12.5%
Energy Equipment & Services - 2.1%
Borr Drilling Ltd. (a)	4,401,703	22,593
Oceaneering International, Inc.	588,652	14,028
Odfjell Drilling Ltd. (a)	4,699,224	20,646
TechnipFMC PLC	325,600	10,142
		67,409
Oil, Gas & Consumable Fuels - 10.4%
Anadarko Petroleum Corp.	503,000	35,109
Cabot Oil & Gas Corp.	676,300	15,453
Cheniere Energy, Inc. (a)	239,300	15,942
Chevron Corp.	400,900	49,832
Cimarex Energy Co.	110,600	10,277
ConocoPhillips Co.	737,500	49,700
Denbury Resources, Inc. (a)	2,486,300	10,567
Diamondback Energy, Inc.	162,400	19,611
GasLog Ltd.	472,841	8,511
Golar LNG Ltd.	717,100	18,630
Legacy Reserves LP (a)(g)	5,606,520	31,845
Southwestern Energy Co. (a)	510,600	2,415
The Williams Companies, Inc.	1,157,500	31,090
Whiting Petroleum Corp. (a)	119,925	6,286
Williams Partners LP	792,000	31,522
		336,790

TOTAL ENERGY		404,199

FINANCIALS - 15.8%
Banks - 6.3%
Bank of America Corp.	2,915,600	84,672
CaixaBank SA	2,388,300	10,277
First Republic Bank	206,200	20,538
Metro Bank PLC (a)(b)	243,010	10,738
PNC Financial Services Group, Inc.	168,300	24,136
Republic First Bancorp, Inc. (a)	933,900	8,032
SunTrust Banks, Inc.	296,412	20,011
U.S. Bancorp	528,500	26,420
		204,824
Capital Markets - 1.4%
HUB24 Ltd. (a)	329,116	3,430
KKR & Co. LP	628,104	13,963
The NASDAQ OMX Group, Inc.	204,200	18,758
TPG Specialty Lending, Inc.	542,500	10,123
		46,274
Insurance - 6.5%
AIA Group Ltd.	1,482,800	13,534
American International Group, Inc.	819,000	43,235
Arch Capital Group Ltd. (a)	308,200	24,178
Chubb Ltd.	309,709	40,476
First American Financial Corp.	271,800	14,155
FNF Group	657,300	24,294
MetLife, Inc.	617,000	28,376
The Travelers Companies, Inc.	157,400	20,229
		208,477
Mortgage Real Estate Investment Trusts - 0.0%
KKR Real Estate Finance Trust, Inc.	15,146	308
Thrifts & Mortgage Finance - 1.6%
Housing Development Finance Corp. Ltd.	425,968	11,579
MGIC Investment Corp. (a)	1,240,834	12,892
Radian Group, Inc.	1,774,923	28,221
		52,692

TOTAL FINANCIALS		512,575

HEALTH CARE - 14.1%
Health Care Equipment & Supplies - 4.9%
Becton, Dickinson & Co.	117,000	25,926
Boston Scientific Corp. (a)	1,857,500	56,449
Danaher Corp.	182,200	18,089
DexCom, Inc. (a)	257,600	22,666
Integra LifeSciences Holdings Corp. (a)	263,100	16,980
Intuitive Surgical, Inc. (a)	28,800	13,238
Sartorius Stedim Biotech	66,309	6,574
		159,922
Health Care Providers & Services - 4.3%
Amplifon SpA	1,041,550	18,776
National Vision Holdings, Inc.	385,600	14,036
Premier, Inc. (a)	239,400	7,809
Ryman Healthcare Group Ltd.	1,080,746	8,622
UnitedHealth Group, Inc.	301,900	72,912
Universal Health Services, Inc. Class B	154,000	17,707
		139,862
Health Care Technology - 1.1%
Cerner Corp. (a)	231,200	13,798
Medidata Solutions, Inc. (a)	165,500	12,770
Teladoc, Inc. (a)	191,300	9,737
		36,305
Life Sciences Tools & Services - 2.1%
Agilent Technologies, Inc.	281,100	17,406
Bruker Corp.	318,900	9,653
Eurofins Scientific SA	77,577	39,850
		66,909
Pharmaceuticals - 1.7%
Amneal Pharmaceuticals, Inc. (a)	488,400	9,641
Catalent, Inc. (a)	248,493	9,756
GlaxoSmithKline PLC	1,184,600	24,000
Prestige Brands Holdings, Inc. (a)	300,000	10,029
		53,426

TOTAL HEALTH CARE		456,424

INDUSTRIALS - 12.3%
Aerospace & Defense - 5.4%
General Dynamics Corp.	239,300	48,269
Huntington Ingalls Industries, Inc.	36,500	8,069
KEYW Holding Corp. (a)(b)	1,870,437	17,676
Kratos Defense & Security Solutions, Inc. (a)	771,600	8,634
Northrop Grumman Corp.	142,700	46,699
Space Exploration Technologies Corp.:
Class A (a)(d)(e)	58,589	9,902
Class C (d)(e)	818	138
Teledyne Technologies, Inc. (a)	75,700	15,251
United Technologies Corp.	171,500	21,407
		176,045
Air Freight & Logistics - 0.8%
C.H. Robinson Worldwide, Inc.	189,200	16,460
Hub Group, Inc. Class A (a)	207,916	10,385
		26,845
Commercial Services & Supplies - 1.1%
KAR Auction Services, Inc.	283,900	14,981
Stericycle, Inc. (a)	125,800	7,988
U.S. Ecology, Inc.	193,056	11,699
		34,668
Electrical Equipment - 0.6%
Melrose Industries PLC	5,769,909	18,102
Industrial Conglomerates - 1.0%
General Electric Co.	2,381,200	33,527
Machinery - 1.7%
Aumann AG (b)(h)	223,600	15,789
Donaldson Co., Inc.	284,400	13,424
Flowserve Corp.	158,200	6,540
Pentair PLC	160,200	6,991
Rational AG	21,300	13,322
		56,066
Marine - 0.5%
Goodbulk Ltd. (e)	959,290	14,654
Trading Companies & Distributors - 1.2%
Bunzl PLC	541,600	16,487
Rush Enterprises, Inc. Class A (a)	241,500	10,392
United Rentals, Inc. (a)	64,700	10,324
		37,203

TOTAL INDUSTRIALS		397,110

INFORMATION TECHNOLOGY - 12.5%
Communications Equipment - 1.9%
Cisco Systems, Inc.	1,429,900	61,071
Electronic Equipment & Components - 1.7%
Amphenol Corp. Class A	280,182	24,356
CDW Corp.	182,000	14,569
Keysight Technologies, Inc. (a)	290,000	17,035
		55,960
Internet Software & Services - 1.2%
Akamai Technologies, Inc. (a)	245,400	18,498
GoDaddy, Inc. (a)	161,800	11,583
LogMeIn, Inc.	72,423	7,814
		37,895
IT Services - 4.5%
First Data Corp. Class A (a)	1,438,662	27,335
FleetCor Technologies, Inc. (a)	53,900	10,745
Leidos Holdings, Inc.	340,800	20,468
PayPal Holdings, Inc. (a)	369,900	30,358
Science Applications International Corp.	123,900	10,959
Visa, Inc. Class A	356,100	46,549
		146,414
Semiconductors & Semiconductor Equipment - 0.8%
Qualcomm, Inc.	459,800	26,724
Software - 2.4%
ANSYS, Inc. (a)	112,900	18,380
Aspen Technology, Inc. (a)	202,200	18,857
Black Knight, Inc. (a)	334,549	16,928
Citrix Systems, Inc. (a)	207,300	21,895
Trion World, Inc. (a)(d)(e)	1,062,359	0
Trion World, Inc. warrants 10/3/18 (a)(d)(e)	42,310	0
		76,060

TOTAL INFORMATION TECHNOLOGY		404,124

MATERIALS - 1.8%
Chemicals - 0.3%
Nutrien Ltd.	205,920	10,420
Construction Materials - 0.1%
nVent Electric PLC (a)	160,200	4,338
Metals & Mining - 1.4%
Franco-Nevada Corp.	143,800	10,140
Freeport-McMoRan, Inc.	838,200	14,166
Newcrest Mining Ltd.	541,982	8,509
Novagold Resources, Inc. (a)	2,591,580	12,532
		45,347

TOTAL MATERIALS		60,105

REAL ESTATE - 1.4%
Equity Real Estate Investment Trusts (REITs) - 1.1%
Cousins Properties, Inc.	901,553	8,493
Healthcare Trust of America, Inc.	274,800	7,051
Spirit Realty Capital, Inc.	1,903,800	16,677
VEREIT, Inc.	471,400	3,375
		35,596
Real Estate Management & Development - 0.3%
Realogy Holdings Corp.	414,300	9,856

TOTAL REAL ESTATE		45,452

TELECOMMUNICATION SERVICES - 1.2%
Diversified Telecommunication Services - 1.2%
Verizon Communications, Inc.	794,000	37,850
UTILITIES - 4.6%
Electric Utilities - 4.6%
Alliant Energy Corp.	409,800	16,974
Duke Energy Corp.	410,700	31,690
Exelon Corp.	454,100	18,795
IDACORP, Inc.	260,800	24,087
OGE Energy Corp.	265,200	9,287
Southern Co.	500,000	22,450
Xcel Energy, Inc.	557,200	25,364
		148,647
TOTAL COMMON STOCKS
(Cost $2,358,456)		3,126,132

Preferred Stocks - 1.2%
Convertible Preferred Stocks - 0.9%
CONSUMER DISCRETIONARY - 0.5%
Leisure Products - 0.3%
Peloton Interactive, Inc. Series E (a)(d)(e)	230,821	8,349
Textiles, Apparel & Luxury Goods - 0.2%
Bolt Threads, Inc. Series D (d)(e)	390,327	6,261
TOTAL CONSUMER DISCRETIONARY		14,610
HEALTH CARE - 0.2%
Health Care Equipment & Supplies - 0.2%
Butterfly Network, Inc. Series D, (d)(e)	658,083	6,759
INDUSTRIALS - 0.0%
Aerospace & Defense - 0.0%
Space Exploration Technologies Corp. Series H (d)(e)	7,570	1,279
INFORMATION TECHNOLOGY - 0.2%
Internet Software & Services - 0.2%
Lyft, Inc. Series H (d)(e)	143,083	5,687

TOTAL CONVERTIBLE PREFERRED STOCKS		28,335

Nonconvertible Preferred Stocks - 0.3%
CONSUMER DISCRETIONARY - 0.3%
Automobiles - 0.3%
Porsche Automobil Holding SE (Germany)	154,773	11,414
TOTAL PREFERRED STOCKS
(Cost $33,512)		39,749
	Principal Amount (000s)	Value (000s)

Corporate Bonds - 0.2%
Convertible Bonds - 0.0%
INFORMATION TECHNOLOGY - 0.0%
Software - 0.0%
Trion World, Inc. 10% 10/10/19 pay-in-kind (d)(e)(i)	474	163
Nonconvertible Bonds - 0.2%
ENERGY - 0.2%
Energy Equipment & Services - 0.2%
Pacific Drilling V Ltd. 7.25% 12/1/17 (h)(j)	9,250	4,718
TOTAL CORPORATE BONDS
(Cost $9,633)		4,881
	Shares	Value (000s)

Other - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Utica Shale Drilling Program (non-operating revenue interest)(d)(e)(f)
(Cost $8,368)	8,367,654	4,498

Money Market Funds - 2.1%
Fidelity Cash Central Fund, 1.76% (k)	45,672,997	45,682
Fidelity Securities Lending Cash Central Fund 1.76% (k)(l)	23,350,554	23,353
TOTAL MONEY MARKET FUNDS
(Cost $69,034)		69,035
TOTAL INVESTMENT IN SECURITIES - 100.2%
(Cost $2,479,003)		3,244,295
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(6,723)
NET ASSETS - 100%		$3,237,572

Values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Investment is owned by an entity that is treated as a U.S. Corporation for tax purposes in which the Fund holds a percentage ownership.

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $54,772,000 or 1.7% of net assets.

 (e) Level 3 security

 (f) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (g) Affiliated company

 (h) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $20,507,000 or 0.6% of net assets.

 (i) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (j) Non-income producing - Security is in default.

 (k) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (l) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
Bolt Threads, Inc. Series D	12/13/17	$6,261
Butterfly Network, Inc. Series D,	5/4/18	$6,759
Lyft, Inc. Series H	11/22/17	$5,687
New Academy Holding Co. LLC unit	8/1/11	$6,956
Peloton Interactive, Inc. Series E	3/31/17	$5,000
Space Exploration Technologies Corp. Class A	4/8/16 - 9/11/17	$5,981
Space Exploration Technologies Corp. Class C	9/11/17	$110
Space Exploration Technologies Corp. Series H	8/4/17	$1,022
Trion World, Inc.	8/22/08 - 3/20/13	$5,798
Trion World, Inc. warrants 10/3/18	10/10/13	$0
Trion World, Inc. 10% 10/10/19 pay-in-kind	10/10/13 - 4/10/18	$473
Utica Shale Drilling Program (non-operating revenue interest)	10/5/16 - 9/1/17	$8,368
WME Entertainment Parent, LLC Class A	8/16/16	$7,349

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$412
Fidelity Securities Lending Cash Central Fund	269
Total	$681

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Legacy Reserves LP	$8,690	$--	$--	$--	$--	$23,155	$31,845
Total	$8,690	$--	$--	$--	$--	$23,155	$31,845

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$482,674	$456,328	$--	$26,346
Consumer Staples	202,996	172,137	30,859	--
Energy	404,199	404,199	--	--
Financials	512,575	488,764	23,811	--
Health Care	463,183	432,424	24,000	6,759
Industrials	398,389	372,416	--	25,973
Information Technology	409,811	404,124	--	5,687
Materials	60,105	60,105	--	--
Real Estate	45,452	45,452	--	--
Telecommunication Services	37,850	37,850	--	--
Utilities	148,647	148,647	--	--
Corporate Bonds	4,881	--	4,718	163
Other	4,498	--	--	4,498
Money Market Funds	69,035	69,035	--	--
Total Investments in Securities:	$3,244,295	$3,091,481	$83,388	$69,426

The following is a reconciliation of Investments in Securities and Derivative Instruments for which Level 3 inputs were used in determining value:

(Amounts in thousands)
Investments in Securities:
Beginning Balance	$37,832
Net Realized Gain (Loss) on Investment Securities	--
Net Unrealized Gain (Loss) on Investment Securities	5,648
Cost of Purchases	20,831
Proceeds of Sales	--
Amortization/Accretion	--
Transfers into Level 3	5,115
Transfers out of Level 3	--
Ending Balance	$69,426
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at May 31, 2018	$5,648

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	80.9%
United Kingdom	3.8%
Bermuda	3.6%
Netherlands	1.6%
Italy	1.6%
Canada	1.5%
Switzerland	1.3%
Germany	1.2%
Luxembourg	1.2%
Others (Individually Less Than 1%)	3.3%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)		May 31, 2018 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $22,595) — See accompanying schedule: Unaffiliated issuers (cost $2,394,385)	$3,143,415
Fidelity Central Funds (cost $69,034)	69,035
Other affiliated issuers (cost $15,584)	31,845
Total Investment in Securities (cost $2,479,003)		$3,244,295
Restricted cash		146
Receivable for investments sold		14,493
Receivable for fund shares sold		632
Dividends receivable		5,034
Interest receivable		307
Distributions receivable from Fidelity Central Funds		83
Prepaid expenses		1
Other receivables		68
Total assets		3,265,059
Liabilities
Payable for investments purchased	$889
Payable for fund shares redeemed	1,472
Accrued management fee	1,259
Other affiliated payables	459
Other payables and accrued expenses	64
Collateral on securities loaned	23,344
Total liabilities		27,487
Net Assets		$3,237,572
Net Assets consist of:
Paid in capital		$2,361,526
Undistributed net investment income		2,647
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		108,122
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		765,277
Net Assets, for 78,958 shares outstanding		$3,237,572
Net Asset Value, offering price and redemption price per share ($3,237,572 ÷ 78,958 shares)		$41.00

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended May 31, 2018 (Unaudited)
Investment Income
Dividends		$24,485
Interest		18
Income from Fidelity Central Funds		681
Total income		25,184
Expenses
Management fee
Basic fee	$8,822
Performance adjustment	(1,404)
Transfer agent fees	2,281
Accounting and security lending fees	482
Custodian fees and expenses	39
Independent trustees' fees and expenses	7
Registration fees	23
Audit	115
Legal	4
Miscellaneous	14
Total expenses before reductions	10,383
Expense reductions	(98)
Total expenses after reductions		10,285
Net investment income (loss)		14,899
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	104,802
Fidelity Central Funds	1
Foreign currency transactions	21
Total net realized gain (loss)		104,824
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(580)
Fidelity Central Funds	(2)
Other affiliated issuers	23,155
Assets and liabilities in foreign currencies	(33)
Total change in net unrealized appreciation (depreciation)		22,540
Net gain (loss)		127,364
Net increase (decrease) in net assets resulting from operations		$142,263

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2018 (Unaudited)	Year ended November 30, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$14,899	$31,033
Net realized gain (loss)	104,824	246,779
Change in net unrealized appreciation (depreciation)	22,540	319,973
Net increase (decrease) in net assets resulting from operations	142,263	597,785
Distributions to shareholders from net investment income	(27,269)	(34,461)
Distributions to shareholders from net realized gain	(238,166)	(147,147)
Total distributions	(265,435)	(181,608)
Share transactions
Proceeds from sales of shares	94,069	217,367
Reinvestment of distributions	252,831	173,679
Cost of shares redeemed	(274,129)	(563,945)
Net increase (decrease) in net assets resulting from share transactions	72,771	(172,899)
Total increase (decrease) in net assets	(50,401)	243,278
Net Assets
Beginning of period	3,287,973	3,044,695
End of period	$3,237,572	$3,287,973
Other Information
Undistributed net investment income end of period	$2,647	$15,017
Shares
Sold	2,298	5,693
Issued in reinvestment of distributions	6,362	4,765
Redeemed	(6,699)	(14,529)
Net increase (decrease)	1,961	(4,071)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity New Millennium Fund

	Six months ended (Unaudited) May 31,	Years endedNovember 30,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$42.70	$37.56	$38.99	$42.10	$40.16	$32.83
Income from Investment Operations
Net investment income (loss)A	.19	.38	.43	.39	.38B	.23
Net realized and unrealized gain (loss)	1.59	7.01	2.31	(.46)	3.89	10.14
Total from investment operations	1.78	7.39	2.74	(.07)	4.27	10.37
Distributions from net investment income	(.36)	(.43)	(.35)	(.28)	(.19)	(.37)
Distributions from net realized gain	(3.12)	(1.82)	(3.82)	(2.76)	(2.13)	(2.67)
Total distributions	(3.48)	(2.25)	(4.17)	(3.04)	(2.33)C	(3.04)
Net asset value, end of period	$41.00	$42.70	$37.56	$38.99	$42.10	$40.16
Total ReturnD,E	4.41%	20.69%	8.57%	.08%	11.31%	34.78%
Ratios to Average Net AssetsF,G
Expenses before reductions	.64%H	.54%	.57%	.72%	.82%	.88%
Expenses net of fee waivers, if any	.64%H	.54%	.57%	.72%	.82%	.88%
Expenses net of all reductions	.63%H	.54%	.57%	.71%	.81%	.87%
Net investment income (loss)	.91%H	.98%	1.25%	1.00%	.92%B	.65%
Supplemental Data
Net assets, end of period (in millions)	$3,238	$3,288	$3,045	$3,313	$4,282	$2,826
Portfolio turnover rateI	21%H	31%	44%	57%	44%	49%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.13 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .59%.

 C Total distributions of $2.33 per share is comprised of distributions from net investment income of $.192 and distributions from net realized gain of $2.133 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended May 31, 2018
(Amounts in thousands except percentages)

1. Organization.

Fidelity New Millennium Fund (the Fund) is a fund of Fidelity Mt. Vernon Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Equity securities, including restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach and the income approach and are categorized as Level 3 in the hierarchy. The market approach generally consists of using comparable market transactions while the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in Input(a)
Corporate Bonds	$163	Recovery value	Recovery value	34.4%	Increase
Equities	$50,110	Market approach	Transaction price	$2.50 - $169.00 / $59.15	Increase
		Market comparable	Enterprise value/Sales multiple (EV/S)	1.2 - 5.4 / 3.3	Increase
			Enterprise value/EBITDA multiple (EV/EBITDA)	6.7	Increase
			Discount for lack of marketability	10.0%	Decrease
			Premium rate	10.0%	Increase
		Recovery value	Recovery value	0.0%	Increase
Other	$4,498	Market comparable	Proxy discount	13.5%	Decrease

 (a) Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of May 31, 2018, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Paid in Kind (PIK) income is recorded at the fair market value of the securities received. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, market discount, partnerships, deferred trustees compensation, and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$916,882
Gross unrealized depreciation	(149,283)
Net unrealized appreciation (depreciation)	$767,599
Tax cost	$2,476,696

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Consolidated Subsidiary. The Fund invests in certain investments through a wholly-owned subsidiary ("Subsidiary"), which may be subject to federal and state taxes upon disposition.

As of period end, the Fund held an investment of $14,049 in these Subsidiaries, representing .43% of the Fund's net assets. The financial statements have been consolidated and include accounts of the Fund and each Subsidiary. Accordingly, all inter-company transactions and balances have been eliminated.

Any cash held by the Subsidiaries is restricted as to its use and is presented as Restricted cash in the Statement of Assets and Liabilities.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $335,036 and $481,996, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .24% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the Fund's relative investment performance as compared to its benchmark index, the S&P 500 Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .45% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .14% of average net assets.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions. For the period, the fees were equivalent to an annualized rate of .03%.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $18 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $5 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $277. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $269, including $29 from securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $81 for the period.

In addition, during the period the investment adviser reimbursed and/or waived a portion of operating expenses in the amount of $17.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2017 to May 31, 2018).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value December 1, 2017	Ending Account Value May 31, 2018	Expenses Paid During Period-B December 1, 2017 to May 31, 2018
Actual	.64%	$1,000.00	$1,044.10	$3.26
Hypothetical-C		$1,000.00	$1,021.74	$3.23

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

NMF-SANN-0718
1.704547.120

Fidelity® Growth Strategies Fund Semi-Annual Report May 31, 2018

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of May 31, 2018

% of fund's net assets
Total System Services, Inc.	2.9
VeriSign, Inc.	2.6
Wyndham Worldwide Corp.	2.5
ON Semiconductor Corp.	2.3
Citrix Systems, Inc.	2.2
Huntington Ingalls Industries, Inc.	2.1
Aptiv PLC	2.0
Fiserv, Inc.	1.9
Roper Technologies, Inc.	1.8
Citizens Financial Group, Inc.	1.8
22.1

Top Five Market Sectors as of May 31, 2018

% of fund's net assets
Information Technology	32.4
Consumer Discretionary	16.4
Health Care	15.5
Industrials	15.1
Financials	10.3

Asset Allocation (% of fund's net assets)

As of May 31, 2018 *
Stocks	99.1%
Short-Term Investments and Net Other Assets (Liabilities)	0.9%

 * Foreign investments - 6.1%

Schedule of Investments May 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.1%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 16.4%
Auto Components - 3.8%
Aptiv PLC	560,500	$54,649
Lear Corp.	109,300	21,641
Visteon Corp. (a)	215,200	26,891
		103,181
Distributors - 0.7%
Pool Corp.	143,800	20,552
Diversified Consumer Services - 1.0%
Service Corp. International	786,000	28,838
Hotels, Restaurants & Leisure - 3.8%
Domino's Pizza, Inc.	85,400	21,476
Hilton Grand Vacations, Inc. (a)	342,500	13,618
Wyndham Worldwide Corp.	626,000	67,883
		102,977
Household Durables - 1.1%
NVR, Inc. (a)	10,140	30,324
Internet & Direct Marketing Retail - 0.6%
TripAdvisor, Inc. (a)	320,017	16,686
Media - 0.8%
Live Nation Entertainment, Inc. (a)	515,000	21,954
Multiline Retail - 1.9%
Dollar General Corp.	284,300	24,871
Dollar Tree, Inc. (a)	340,900	28,155
		53,026
Specialty Retail - 1.5%
Ross Stores, Inc.	507,000	39,992
Textiles, Apparel & Luxury Goods - 1.2%
Carter's, Inc.	171,200	18,663
VF Corp.	170,700	13,854
		32,517

TOTAL CONSUMER DISCRETIONARY		450,047

CONSUMER STAPLES - 4.2%
Beverages - 2.1%
Brown-Forman Corp. Class B (non-vtg.)	481,100	27,211
Dr. Pepper Snapple Group, Inc.	196,500	23,442
Monster Beverage Corp. (a)	163,000	8,339
		58,992
Food Products - 1.0%
The Hershey Co.	298,250	26,854
Personal Products - 1.1%
Estee Lauder Companies, Inc. Class A	94,000	14,047
Herbalife Nutrition Ltd. (a)	296,000	15,028
		29,075

TOTAL CONSUMER STAPLES		114,921

ENERGY - 0.6%
Oil, Gas & Consumable Fuels - 0.6%
Andeavor	117,400	16,956
FINANCIALS - 10.3%
Banks - 2.5%
Citizens Financial Group, Inc.	1,223,600	49,984
Huntington Bancshares, Inc.	1,177,300	17,506
		67,490
Capital Markets - 5.7%
Ameriprise Financial, Inc.	289,100	40,078
E*TRADE Financial Corp. (a)	213,700	13,538
MarketAxess Holdings, Inc.	46,096	9,848
Moody's Corp.	283,200	48,305
MSCI, Inc.	163,144	26,522
S&P Global, Inc.	90,100	17,795
		156,086
Insurance - 2.1%
Aon PLC	90,800	12,700
Progressive Corp.	720,022	44,706
		57,406

TOTAL FINANCIALS		280,982

HEALTH CARE - 15.5%
Health Care Equipment & Supplies - 3.6%
Edwards Lifesciences Corp. (a)	258,500	35,495
Intuitive Surgical, Inc. (a)	33,300	15,307
ResMed, Inc.	473,700	48,701
		99,503
Health Care Providers & Services - 2.9%
AmerisourceBergen Corp.	65,841	5,408
Laboratory Corp. of America Holdings (a)	105,400	19,034
MEDNAX, Inc. (a)	96,600	4,429
Wellcare Health Plans, Inc. (a)	223,000	49,432
		78,303
Health Care Technology - 1.4%
Cerner Corp. (a)	643,000	38,374
Life Sciences Tools & Services - 5.3%
Charles River Laboratories International, Inc. (a)	317,600	34,148
Illumina, Inc. (a)	146,797	39,993
Mettler-Toledo International, Inc. (a)	62,100	34,201
Waters Corp. (a)	193,900	37,349
		145,691
Pharmaceuticals - 2.3%
Jazz Pharmaceuticals PLC (a)	118,000	19,942
Teva Pharmaceutical Industries Ltd. sponsored ADR	529,400	11,382
Zoetis, Inc. Class A	382,200	31,990
		63,314

TOTAL HEALTH CARE		425,185

INDUSTRIALS - 15.1%
Aerospace & Defense - 3.1%
Huntington Ingalls Industries, Inc.	257,175	56,854
TransDigm Group, Inc.	85,500	28,566
		85,420
Airlines - 0.4%
Alaska Air Group, Inc.	166,000	10,094
Building Products - 0.6%
Masco Corp.	410,000	15,281
Commercial Services & Supplies - 0.8%
KAR Auction Services, Inc.	405,000	21,372
Electrical Equipment - 2.0%
AMETEK, Inc.	295,600	21,588
Fortive Corp.	468,700	34,070
		55,658
Industrial Conglomerates - 2.3%
ITT, Inc.	275,300	14,211
Roper Technologies, Inc.	181,900	50,166
		64,377
Machinery - 3.7%
Cummins, Inc.	214,900	30,600
IDEX Corp.	211,100	29,275
Parker Hannifin Corp.	127,236	21,745
Toro Co.	331,000	19,198
		100,818
Professional Services - 1.4%
Dun & Bradstreet Corp.	78,900	9,690
Equifax, Inc.	258,800	29,493
		39,183
Trading Companies & Distributors - 0.8%
United Rentals, Inc. (a)	131,859	21,041

TOTAL INDUSTRIALS		413,244

INFORMATION TECHNOLOGY - 32.4%
Communications Equipment - 1.5%
F5 Networks, Inc. (a)	227,000	39,296
Electronic Equipment & Components - 1.3%
Amphenol Corp. Class A	419,400	36,458
Internet Software & Services - 4.5%
Akamai Technologies, Inc. (a)	381,900	28,788
LogMeIn, Inc.	217,000	23,414
VeriSign, Inc. (a)	549,916	71,731
		123,933
IT Services - 8.3%
Amdocs Ltd.	335,000	22,599
DXC Technology Co.	130,000	11,974
Fiserv, Inc. (a)	720,300	52,294
FleetCor Technologies, Inc. (a)	83,900	16,725
Genpact Ltd.	286,228	8,595
Global Payments, Inc.	249,300	27,712
Paychex, Inc.	99,358	6,516
Total System Services, Inc.	940,400	80,117
		226,532
Semiconductors & Semiconductor Equipment - 10.0%
Analog Devices, Inc.	466,000	45,286
Applied Materials, Inc.	207,300	10,527
Broadcom, Inc.	38,000	9,579
KLA-Tencor Corp.	302,900	34,297
Lam Research Corp.	152,910	30,304
Microchip Technology, Inc.	446,900	43,519
ON Semiconductor Corp. (a)	2,513,300	63,159
Skyworks Solutions, Inc.	381,500	37,620
		274,291
Software - 6.8%
Adobe Systems, Inc. (a)	71,302	17,774
Check Point Software Technologies Ltd. (a)	243,700	23,727
Citrix Systems, Inc. (a)	565,400	59,718
Electronic Arts, Inc. (a)	141,000	18,458
Intuit, Inc.	64,100	12,923
Parametric Technology Corp. (a)	160,000	13,798
Take-Two Interactive Software, Inc. (a)	360,400	40,394
		186,792

TOTAL INFORMATION TECHNOLOGY		887,302

MATERIALS - 2.1%
Chemicals - 2.1%
Eastman Chemical Co.	81,555	8,507
Sherwin-Williams Co.	34,400	13,046
The Chemours Co. LLC	450,000	22,046
The Scotts Miracle-Gro Co. Class A	150,000	12,770
		56,369
REAL ESTATE - 2.5%
Equity Real Estate Investment Trusts (REITs) - 2.5%
CoreSite Realty Corp.	253,500	26,912
Equity Lifestyle Properties, Inc.	264,900	24,079
Extra Space Storage, Inc.	165,500	15,929
		66,920
TOTAL COMMON STOCKS
(Cost $2,191,078)		2,711,926

Money Market Funds - 3.4%
Fidelity Cash Central Fund, 1.76% (b)	93,096,768	93,115
Fidelity Securities Lending Cash Central Fund 1.76% (b)	14,926	15
TOTAL MONEY MARKET FUNDS
(Cost $93,130)		93,130
TOTAL INVESTMENT IN SECURITIES - 102.5%
(Cost $2,284,208)		2,805,056
NET OTHER ASSETS (LIABILITIES) - (2.5)%		(67,318)
NET ASSETS - 100%		$2,737,738

Legend

 (a) Non-income producing

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$256
Fidelity Securities Lending Cash Central Fund	100
Total	$356

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		May 31, 2018 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $2,191,078)	$2,711,926
Fidelity Central Funds (cost $93,130)	93,130
Total Investment in Securities (cost $2,284,208)		$2,805,056
Receivable for investments sold		4,224
Receivable for fund shares sold		782
Dividends receivable		2,385
Distributions receivable from Fidelity Central Funds		58
Prepaid expenses		1
Other receivables		112
Total assets		2,812,618
Liabilities
Payable for investments purchased	$6,998
Payable for fund shares redeemed	66,447
Accrued management fee	863
Other affiliated payables	453
Other payables and accrued expenses	119
Total liabilities		74,880
Net Assets		$2,737,738
Net Assets consist of:
Paid in capital		$2,192,476
Undistributed net investment income		4,283
Accumulated undistributed net realized gain (loss) on investments		20,131
Net unrealized appreciation (depreciation) on investments		520,848
Net Assets		$2,737,738
Growth Strategies:
Net Asset Value, offering price and redemption price per share ($2,522,850 ÷ 58,933 shares)		$42.81
Class K:
Net Asset Value, offering price and redemption price per share ($214,888 ÷ 4,982 shares)		$43.13

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended May 31, 2018 (Unaudited)
Investment Income
Dividends		$13,360
Income from Fidelity Central Funds		356
Total income		13,716
Expenses
Management fee
Basic fee	$7,579
Performance adjustment	(1,746)
Transfer agent fees	2,294
Accounting and security lending fees	424
Custodian fees and expenses	20
Independent trustees' fees and expenses	6
Registration fees	41
Audit	37
Legal	4
Miscellaneous	12
Total expenses before reductions	8,671
Expense reductions	(67)
Total expenses after reductions		8,604
Net investment income (loss)		5,112
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	20,120
Fidelity Central Funds	(8)
Total net realized gain (loss)		20,112
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	109,581
Fidelity Central Funds	8
Total change in net unrealized appreciation (depreciation)		109,589
Net gain (loss)		129,701
Net increase (decrease) in net assets resulting from operations		$134,813

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2018 (Unaudited)	Year ended November 30, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$5,112	$11,703
Net realized gain (loss)	20,112	130,731
Change in net unrealized appreciation (depreciation)	109,589	367,532
Net increase (decrease) in net assets resulting from operations	134,813	509,966
Distributions to shareholders from net investment income	(10,814)	(13,542)
Distributions to shareholders from net realized gain	(1,260)	(1,063)
Total distributions	(12,074)	(14,605)
Share transactions - net increase (decrease)	(112,081)	(323,399)
Redemption fees	–	42
Total increase (decrease) in net assets	10,658	172,004
Net Assets
Beginning of period	2,727,080	2,555,076
End of period	$2,737,738	$2,727,080
Other Information
Undistributed net investment income end of period	$4,283	$9,985

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Growth Strategies Fund

	Six months ended (Unaudited) May 31,	Years endedNovember 30,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$40.96	$33.87	$33.91	$32.44	$27.66	$20.56
Income from Investment Operations
Net investment income (loss)A	.07	.16B	.16C	.04	.11	.09
Net realized and unrealized gain (loss)	1.96	7.13	(.16)	1.53	4.72	7.10
Total from investment operations	2.03	7.29	–	1.57	4.83	7.19
Distributions from net investment income	(.16)	(.18)	(.04)	(.09)	(.05)	(.07)D
Distributions from net realized gain	(.02)	(.02)	–	(.01)	–	(.02)D
Total distributions	(.18)	(.20)	(.04)	(.10)	(.05)	(.09)
Redemption fees added to paid in capitalA	–	–E	–E	–E	–E	–E
Net asset value, end of period	$42.81	$40.96	$33.87	$33.91	$32.44	$27.66
Total ReturnF,G	4.97%	21.63%	.02%	4.86%	17.50%	35.13%
Ratios to Average Net AssetsH,I
Expenses before reductions	.63%J	.78%	.94%	.91%	.72%	.71%
Expenses net of fee waivers, if any	.63%J	.78%	.94%	.91%	.72%	.71%
Expenses net of all reductions	.63%J	.78%	.94%	.91%	.72%	.69%
Net investment income (loss)	.35%J	.43%B	.49%C	.13%	.37%	.39%
Supplemental Data
Net assets, end of period (in millions)	$2,523	$2,455	$2,080	$2,535	$1,835	$1,640
Portfolio turnover rateK	39%J,L	73%L	63%	40%	58%	87%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .27%.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .34%.

 D The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 L Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Growth Strategies Fund Class K

	Six months ended (Unaudited) May 31,	Years endedNovember 30,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$41.29	$34.14	$34.17	$32.70	$27.88	$20.74
Income from Investment Operations
Net investment income (loss)A	.10	.21B	.21C	.10	.17	.15
Net realized and unrealized gain (loss)	1.97	7.19	(.14)	1.52	4.76	7.14
Total from investment operations	2.07	7.40	.07	1.62	4.93	7.29
Distributions from net investment income	(.21)	(.23)	(.10)	(.15)	(.11)	(.13)D
Distributions from net realized gain	(.02)	(.02)	–	(.01)	–	(.02)D
Total distributions	(.23)	(.25)	(.10)	(.15)E	(.11)	(.15)
Redemption fees added to paid in capitalA	–	–F	–F	–F	–F	–F
Net asset value, end of period	$43.13	$41.29	$34.14	$34.17	$32.70	$27.88
Total ReturnG,H	5.03%	21.81%	.20%	5.00%	17.75%	35.42%
Ratios to Average Net AssetsI,J
Expenses before reductions	.50%K	.63%	.78%	.76%	.53%	.48%
Expenses net of fee waivers, if any	.50%K	.63%	.78%	.76%	.53%	.48%
Expenses net of all reductions	.50%K	.63%	.78%	.76%	.53%	.46%
Net investment income (loss)	.48%K	.57%B	.64%C	.28%	.56%	.62%
Supplemental Data
Net assets, end of period (in millions)	$215	$272	$475	$699	$385	$342
Portfolio turnover rateL	39%K,M	73%M	63%	40%	58%	87%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .42%.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .50%.

 D The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 E Total distributions of $.15 per share is comprised of distributions from net investment income of $.145 and distributions for net realized gain of $.008 per share.

 F Amount represents less than $.005 per share.

 G Total returns for periods of less than one year are not annualized.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 M Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended May 31, 2018
(Amounts in thousands except percentages)

1. Organization.

Fidelity Growth Strategies Fund (the Fund) is a fund of Fidelity Mt. Vernon Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Growth Strategies and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to in-kind transactions, foreign currency transactions, passive foreign investment companies (PFIC), partnerships, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$548,733
Gross unrealized depreciation	(28,091)
Net unrealized appreciation (depreciation)	$520,642
Tax cost	$2,284,414

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, aggregated $538,713 and $608,338, respectively.

Redemptions In-Kind. During the period, 1,166 shares of the Fund held by unaffiliated entities were redeemed in-kind for investments and cash with a value of $49,867. The net realized gain of $12,890 on investments delivered through the in-kind redemptions is included in the accompanying Statement of Operations. The amount of the redemptions is included in share transactions activity shown in the accompanying Statement of Changes in Net Assets as well as the Notes to Financial Statements. The Fund recognized no gain or loss for federal income tax purposes.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .24% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Growth Strategies as compared to its benchmark index, the Russell Midcap Growth Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .42% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Growth Strategies. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Growth Strategies	$2,237.18
Class K	57.05
	$2,294

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions. For the period, the fees were equivalent to an annualized rate of .03%.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $11 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Other. During the period, the investment adviser reimbursed the Fund for certain losses in the amount of $21.

Prior Fiscal Year Redemptions In-Kind. During the prior period, 2,028 shares of the Fund held by an affiliated entity were redeemed in-kind for investments and cash with a value of $77,806. The Fund had a net realized gain of $13,916 on investments delivered through the in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets as well as the Notes to Financial Statements. The Fund recognized no gain or loss for federal income tax purposes.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $4 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $100, including an amount of less than five hundred dollars from securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $53 for the period.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $14.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2018	Year ended November 30, 2017
From net investment income
Growth Strategies	$9,430	$11,145
Class K	1,384	2,397
Total	$10,814	$13,542
From net realized gain
Growth Strategies	$1,134	$909
Class K	126	154
Total	$1,260	$1,063

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended May 31, 2018	Year ended November 30, 2017	Six months ended May 31, 2018	Year ended November 30, 2017
Growth Strategies
Shares sold	4,516	8,324	$190,269	$303,468
Reinvestment of distributions	247	338	10,142	11,624
Shares redeemed	(5,756)	(10,158)	(243,638)	(373,570)
Net increase (decrease)	(993)	(1,496)	$(43,227)	$(58,478)
Class K
Shares sold	417	1,619	$17,653	$59,764
Reinvestment of distributions	36	74	1,510	2,551
Shares redeemed	(2,069)(a)	(9,002)(b)	(88,017)(a)	(327,236)(b)
Net increase (decrease)	(1,616)	(7,309)	$(68,854)	$(264,921)

 (a) Amount includes in-kind redemptions (see the Redemptions In-Kind note for additional details).

 (b) Amount includes in-kind redemptions (see the Prior Fiscal Year Redemptions In-Kind note for additional details).

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2017 to May 31, 2018).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value December 1, 2017	Ending Account Value May 31, 2018	Expenses Paid During Period-B December 1, 2017 to May 31, 2018
Growth Strategies	.63%
Actual		$1,000.00	$1,049.70	$3.22
Hypothetical-C		$1,000.00	$1,021.79	$3.18
Class K	.50%
Actual		$1,000.00	$1,050.30	$2.56
Hypothetical-C		$1,000.00	$1,022.44	$2.52

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

FEG-SANN-0718
1.704532.120

Fidelity® Growth Strategies Fund Class K Semi-Annual Report May 31, 2018

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of May 31, 2018

% of fund's net assets
Total System Services, Inc.	2.9
VeriSign, Inc.	2.6
Wyndham Worldwide Corp.	2.5
ON Semiconductor Corp.	2.3
Citrix Systems, Inc.	2.2
Huntington Ingalls Industries, Inc.	2.1
Aptiv PLC	2.0
Fiserv, Inc.	1.9
Roper Technologies, Inc.	1.8
Citizens Financial Group, Inc.	1.8
22.1

Top Five Market Sectors as of May 31, 2018

% of fund's net assets
Information Technology	32.4
Consumer Discretionary	16.4
Health Care	15.5
Industrials	15.1
Financials	10.3

Asset Allocation (% of fund's net assets)

As of May 31, 2018 *
Stocks	99.1%
Short-Term Investments and Net Other Assets (Liabilities)	0.9%

 * Foreign investments - 6.1%

Schedule of Investments May 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.1%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 16.4%
Auto Components - 3.8%
Aptiv PLC	560,500	$54,649
Lear Corp.	109,300	21,641
Visteon Corp. (a)	215,200	26,891
		103,181
Distributors - 0.7%
Pool Corp.	143,800	20,552
Diversified Consumer Services - 1.0%
Service Corp. International	786,000	28,838
Hotels, Restaurants & Leisure - 3.8%
Domino's Pizza, Inc.	85,400	21,476
Hilton Grand Vacations, Inc. (a)	342,500	13,618
Wyndham Worldwide Corp.	626,000	67,883
		102,977
Household Durables - 1.1%
NVR, Inc. (a)	10,140	30,324
Internet & Direct Marketing Retail - 0.6%
TripAdvisor, Inc. (a)	320,017	16,686
Media - 0.8%
Live Nation Entertainment, Inc. (a)	515,000	21,954
Multiline Retail - 1.9%
Dollar General Corp.	284,300	24,871
Dollar Tree, Inc. (a)	340,900	28,155
		53,026
Specialty Retail - 1.5%
Ross Stores, Inc.	507,000	39,992
Textiles, Apparel & Luxury Goods - 1.2%
Carter's, Inc.	171,200	18,663
VF Corp.	170,700	13,854
		32,517

TOTAL CONSUMER DISCRETIONARY		450,047

CONSUMER STAPLES - 4.2%
Beverages - 2.1%
Brown-Forman Corp. Class B (non-vtg.)	481,100	27,211
Dr. Pepper Snapple Group, Inc.	196,500	23,442
Monster Beverage Corp. (a)	163,000	8,339
		58,992
Food Products - 1.0%
The Hershey Co.	298,250	26,854
Personal Products - 1.1%
Estee Lauder Companies, Inc. Class A	94,000	14,047
Herbalife Nutrition Ltd. (a)	296,000	15,028
		29,075

TOTAL CONSUMER STAPLES		114,921

ENERGY - 0.6%
Oil, Gas & Consumable Fuels - 0.6%
Andeavor	117,400	16,956
FINANCIALS - 10.3%
Banks - 2.5%
Citizens Financial Group, Inc.	1,223,600	49,984
Huntington Bancshares, Inc.	1,177,300	17,506
		67,490
Capital Markets - 5.7%
Ameriprise Financial, Inc.	289,100	40,078
E*TRADE Financial Corp. (a)	213,700	13,538
MarketAxess Holdings, Inc.	46,096	9,848
Moody's Corp.	283,200	48,305
MSCI, Inc.	163,144	26,522
S&P Global, Inc.	90,100	17,795
		156,086
Insurance - 2.1%
Aon PLC	90,800	12,700
Progressive Corp.	720,022	44,706
		57,406

TOTAL FINANCIALS		280,982

HEALTH CARE - 15.5%
Health Care Equipment & Supplies - 3.6%
Edwards Lifesciences Corp. (a)	258,500	35,495
Intuitive Surgical, Inc. (a)	33,300	15,307
ResMed, Inc.	473,700	48,701
		99,503
Health Care Providers & Services - 2.9%
AmerisourceBergen Corp.	65,841	5,408
Laboratory Corp. of America Holdings (a)	105,400	19,034
MEDNAX, Inc. (a)	96,600	4,429
Wellcare Health Plans, Inc. (a)	223,000	49,432
		78,303
Health Care Technology - 1.4%
Cerner Corp. (a)	643,000	38,374
Life Sciences Tools & Services - 5.3%
Charles River Laboratories International, Inc. (a)	317,600	34,148
Illumina, Inc. (a)	146,797	39,993
Mettler-Toledo International, Inc. (a)	62,100	34,201
Waters Corp. (a)	193,900	37,349
		145,691
Pharmaceuticals - 2.3%
Jazz Pharmaceuticals PLC (a)	118,000	19,942
Teva Pharmaceutical Industries Ltd. sponsored ADR	529,400	11,382
Zoetis, Inc. Class A	382,200	31,990
		63,314

TOTAL HEALTH CARE		425,185

INDUSTRIALS - 15.1%
Aerospace & Defense - 3.1%
Huntington Ingalls Industries, Inc.	257,175	56,854
TransDigm Group, Inc.	85,500	28,566
		85,420
Airlines - 0.4%
Alaska Air Group, Inc.	166,000	10,094
Building Products - 0.6%
Masco Corp.	410,000	15,281
Commercial Services & Supplies - 0.8%
KAR Auction Services, Inc.	405,000	21,372
Electrical Equipment - 2.0%
AMETEK, Inc.	295,600	21,588
Fortive Corp.	468,700	34,070
		55,658
Industrial Conglomerates - 2.3%
ITT, Inc.	275,300	14,211
Roper Technologies, Inc.	181,900	50,166
		64,377
Machinery - 3.7%
Cummins, Inc.	214,900	30,600
IDEX Corp.	211,100	29,275
Parker Hannifin Corp.	127,236	21,745
Toro Co.	331,000	19,198
		100,818
Professional Services - 1.4%
Dun & Bradstreet Corp.	78,900	9,690
Equifax, Inc.	258,800	29,493
		39,183
Trading Companies & Distributors - 0.8%
United Rentals, Inc. (a)	131,859	21,041

TOTAL INDUSTRIALS		413,244

INFORMATION TECHNOLOGY - 32.4%
Communications Equipment - 1.5%
F5 Networks, Inc. (a)	227,000	39,296
Electronic Equipment & Components - 1.3%
Amphenol Corp. Class A	419,400	36,458
Internet Software & Services - 4.5%
Akamai Technologies, Inc. (a)	381,900	28,788
LogMeIn, Inc.	217,000	23,414
VeriSign, Inc. (a)	549,916	71,731
		123,933
IT Services - 8.3%
Amdocs Ltd.	335,000	22,599
DXC Technology Co.	130,000	11,974
Fiserv, Inc. (a)	720,300	52,294
FleetCor Technologies, Inc. (a)	83,900	16,725
Genpact Ltd.	286,228	8,595
Global Payments, Inc.	249,300	27,712
Paychex, Inc.	99,358	6,516
Total System Services, Inc.	940,400	80,117
		226,532
Semiconductors & Semiconductor Equipment - 10.0%
Analog Devices, Inc.	466,000	45,286
Applied Materials, Inc.	207,300	10,527
Broadcom, Inc.	38,000	9,579
KLA-Tencor Corp.	302,900	34,297
Lam Research Corp.	152,910	30,304
Microchip Technology, Inc.	446,900	43,519
ON Semiconductor Corp. (a)	2,513,300	63,159
Skyworks Solutions, Inc.	381,500	37,620
		274,291
Software - 6.8%
Adobe Systems, Inc. (a)	71,302	17,774
Check Point Software Technologies Ltd. (a)	243,700	23,727
Citrix Systems, Inc. (a)	565,400	59,718
Electronic Arts, Inc. (a)	141,000	18,458
Intuit, Inc.	64,100	12,923
Parametric Technology Corp. (a)	160,000	13,798
Take-Two Interactive Software, Inc. (a)	360,400	40,394
		186,792

TOTAL INFORMATION TECHNOLOGY		887,302

MATERIALS - 2.1%
Chemicals - 2.1%
Eastman Chemical Co.	81,555	8,507
Sherwin-Williams Co.	34,400	13,046
The Chemours Co. LLC	450,000	22,046
The Scotts Miracle-Gro Co. Class A	150,000	12,770
		56,369
REAL ESTATE - 2.5%
Equity Real Estate Investment Trusts (REITs) - 2.5%
CoreSite Realty Corp.	253,500	26,912
Equity Lifestyle Properties, Inc.	264,900	24,079
Extra Space Storage, Inc.	165,500	15,929
		66,920
TOTAL COMMON STOCKS
(Cost $2,191,078)		2,711,926

Money Market Funds - 3.4%
Fidelity Cash Central Fund, 1.76% (b)	93,096,768	93,115
Fidelity Securities Lending Cash Central Fund 1.76% (b)	14,926	15
TOTAL MONEY MARKET FUNDS
(Cost $93,130)		93,130
TOTAL INVESTMENT IN SECURITIES - 102.5%
(Cost $2,284,208)		2,805,056
NET OTHER ASSETS (LIABILITIES) - (2.5)%		(67,318)
NET ASSETS - 100%		$2,737,738

Legend

 (a) Non-income producing

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$256
Fidelity Securities Lending Cash Central Fund	100
Total	$356

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		May 31, 2018 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $2,191,078)	$2,711,926
Fidelity Central Funds (cost $93,130)	93,130
Total Investment in Securities (cost $2,284,208)		$2,805,056
Receivable for investments sold		4,224
Receivable for fund shares sold		782
Dividends receivable		2,385
Distributions receivable from Fidelity Central Funds		58
Prepaid expenses		1
Other receivables		112
Total assets		2,812,618
Liabilities
Payable for investments purchased	$6,998
Payable for fund shares redeemed	66,447
Accrued management fee	863
Other affiliated payables	453
Other payables and accrued expenses	119
Total liabilities		74,880
Net Assets		$2,737,738
Net Assets consist of:
Paid in capital		$2,192,476
Undistributed net investment income		4,283
Accumulated undistributed net realized gain (loss) on investments		20,131
Net unrealized appreciation (depreciation) on investments		520,848
Net Assets		$2,737,738
Growth Strategies:
Net Asset Value, offering price and redemption price per share ($2,522,850 ÷ 58,933 shares)		$42.81
Class K:
Net Asset Value, offering price and redemption price per share ($214,888 ÷ 4,982 shares)		$43.13

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended May 31, 2018 (Unaudited)
Investment Income
Dividends		$13,360
Income from Fidelity Central Funds		356
Total income		13,716
Expenses
Management fee
Basic fee	$7,579
Performance adjustment	(1,746)
Transfer agent fees	2,294
Accounting and security lending fees	424
Custodian fees and expenses	20
Independent trustees' fees and expenses	6
Registration fees	41
Audit	37
Legal	4
Miscellaneous	12
Total expenses before reductions	8,671
Expense reductions	(67)
Total expenses after reductions		8,604
Net investment income (loss)		5,112
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	20,120
Fidelity Central Funds	(8)
Total net realized gain (loss)		20,112
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	109,581
Fidelity Central Funds	8
Total change in net unrealized appreciation (depreciation)		109,589
Net gain (loss)		129,701
Net increase (decrease) in net assets resulting from operations		$134,813

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2018 (Unaudited)	Year ended November 30, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$5,112	$11,703
Net realized gain (loss)	20,112	130,731
Change in net unrealized appreciation (depreciation)	109,589	367,532
Net increase (decrease) in net assets resulting from operations	134,813	509,966
Distributions to shareholders from net investment income	(10,814)	(13,542)
Distributions to shareholders from net realized gain	(1,260)	(1,063)
Total distributions	(12,074)	(14,605)
Share transactions - net increase (decrease)	(112,081)	(323,399)
Redemption fees	–	42
Total increase (decrease) in net assets	10,658	172,004
Net Assets
Beginning of period	2,727,080	2,555,076
End of period	$2,737,738	$2,727,080
Other Information
Undistributed net investment income end of period	$4,283	$9,985

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Growth Strategies Fund

	Six months ended (Unaudited) May 31,	Years endedNovember 30,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$40.96	$33.87	$33.91	$32.44	$27.66	$20.56
Income from Investment Operations
Net investment income (loss)A	.07	.16B	.16C	.04	.11	.09
Net realized and unrealized gain (loss)	1.96	7.13	(.16)	1.53	4.72	7.10
Total from investment operations	2.03	7.29	–	1.57	4.83	7.19
Distributions from net investment income	(.16)	(.18)	(.04)	(.09)	(.05)	(.07)D
Distributions from net realized gain	(.02)	(.02)	–	(.01)	–	(.02)D
Total distributions	(.18)	(.20)	(.04)	(.10)	(.05)	(.09)
Redemption fees added to paid in capitalA	–	–E	–E	–E	–E	–E
Net asset value, end of period	$42.81	$40.96	$33.87	$33.91	$32.44	$27.66
Total ReturnF,G	4.97%	21.63%	.02%	4.86%	17.50%	35.13%
Ratios to Average Net AssetsH,I
Expenses before reductions	.63%J	.78%	.94%	.91%	.72%	.71%
Expenses net of fee waivers, if any	.63%J	.78%	.94%	.91%	.72%	.71%
Expenses net of all reductions	.63%J	.78%	.94%	.91%	.72%	.69%
Net investment income (loss)	.35%J	.43%B	.49%C	.13%	.37%	.39%
Supplemental Data
Net assets, end of period (in millions)	$2,523	$2,455	$2,080	$2,535	$1,835	$1,640
Portfolio turnover rateK	39%J,L	73%L	63%	40%	58%	87%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .27%.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .34%.

 D The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 L Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Growth Strategies Fund Class K

	Six months ended (Unaudited) May 31,	Years endedNovember 30,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$41.29	$34.14	$34.17	$32.70	$27.88	$20.74
Income from Investment Operations
Net investment income (loss)A	.10	.21B	.21C	.10	.17	.15
Net realized and unrealized gain (loss)	1.97	7.19	(.14)	1.52	4.76	7.14
Total from investment operations	2.07	7.40	.07	1.62	4.93	7.29
Distributions from net investment income	(.21)	(.23)	(.10)	(.15)	(.11)	(.13)D
Distributions from net realized gain	(.02)	(.02)	–	(.01)	–	(.02)D
Total distributions	(.23)	(.25)	(.10)	(.15)E	(.11)	(.15)
Redemption fees added to paid in capitalA	–	–F	–F	–F	–F	–F
Net asset value, end of period	$43.13	$41.29	$34.14	$34.17	$32.70	$27.88
Total ReturnG,H	5.03%	21.81%	.20%	5.00%	17.75%	35.42%
Ratios to Average Net AssetsI,J
Expenses before reductions	.50%K	.63%	.78%	.76%	.53%	.48%
Expenses net of fee waivers, if any	.50%K	.63%	.78%	.76%	.53%	.48%
Expenses net of all reductions	.50%K	.63%	.78%	.76%	.53%	.46%
Net investment income (loss)	.48%K	.57%B	.64%C	.28%	.56%	.62%
Supplemental Data
Net assets, end of period (in millions)	$215	$272	$475	$699	$385	$342
Portfolio turnover rateL	39%K,M	73%M	63%	40%	58%	87%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .42%.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .50%.

 D The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 E Total distributions of $.15 per share is comprised of distributions from net investment income of $.145 and distributions for net realized gain of $.008 per share.

 F Amount represents less than $.005 per share.

 G Total returns for periods of less than one year are not annualized.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 M Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended May 31, 2018
(Amounts in thousands except percentages)

1. Organization.

Fidelity Growth Strategies Fund (the Fund) is a fund of Fidelity Mt. Vernon Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Growth Strategies and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to in-kind transactions, foreign currency transactions, passive foreign investment companies (PFIC), partnerships, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$548,733
Gross unrealized depreciation	(28,091)
Net unrealized appreciation (depreciation)	$520,642
Tax cost	$2,284,414

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, aggregated $538,713 and $608,338, respectively.

Redemptions In-Kind. During the period, 1,166 shares of the Fund held by unaffiliated entities were redeemed in-kind for investments and cash with a value of $49,867. The net realized gain of $12,890 on investments delivered through the in-kind redemptions is included in the accompanying Statement of Operations. The amount of the redemptions is included in share transactions activity shown in the accompanying Statement of Changes in Net Assets as well as the Notes to Financial Statements. The Fund recognized no gain or loss for federal income tax purposes.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .24% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Growth Strategies as compared to its benchmark index, the Russell Midcap Growth Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .42% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Growth Strategies. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Growth Strategies	$2,237.18
Class K	57.05
	$2,294

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions. For the period, the fees were equivalent to an annualized rate of .03%.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $11 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Other. During the period, the investment adviser reimbursed the Fund for certain losses in the amount of $21.

Prior Fiscal Year Redemptions In-Kind. During the prior period, 2,028 shares of the Fund held by an affiliated entity were redeemed in-kind for investments and cash with a value of $77,806. The Fund had a net realized gain of $13,916 on investments delivered through the in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets as well as the Notes to Financial Statements. The Fund recognized no gain or loss for federal income tax purposes.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $4 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $100, including an amount of less than five hundred dollars from securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $53 for the period.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $14.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2018	Year ended November 30, 2017
From net investment income
Growth Strategies	$9,430	$11,145
Class K	1,384	2,397
Total	$10,814	$13,542
From net realized gain
Growth Strategies	$1,134	$909
Class K	126	154
Total	$1,260	$1,063

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended May 31, 2018	Year ended November 30, 2017	Six months ended May 31, 2018	Year ended November 30, 2017
Growth Strategies
Shares sold	4,516	8,324	$190,269	$303,468
Reinvestment of distributions	247	338	10,142	11,624
Shares redeemed	(5,756)	(10,158)	(243,638)	(373,570)
Net increase (decrease)	(993)	(1,496)	$(43,227)	$(58,478)
Class K
Shares sold	417	1,619	$17,653	$59,764
Reinvestment of distributions	36	74	1,510	2,551
Shares redeemed	(2,069)(a)	(9,002)(b)	(88,017)(a)	(327,236)(b)
Net increase (decrease)	(1,616)	(7,309)	$(68,854)	$(264,921)

 (a) Amount includes in-kind redemptions (see the Redemptions In-Kind note for additional details).

 (b) Amount includes in-kind redemptions (see the Prior Fiscal Year Redemptions In-Kind note for additional details).

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2017 to May 31, 2018).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value December 1, 2017	Ending Account Value May 31, 2018	Expenses Paid During Period-B December 1, 2017 to May 31, 2018
Growth Strategies	.63%
Actual		$1,000.00	$1,049.70	$3.22
Hypothetical-C		$1,000.00	$1,021.79	$3.18
Class K	.50%
Actual		$1,000.00	$1,050.30	$2.56
Hypothetical-C		$1,000.00	$1,022.44	$2.52

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

FEG-K-SANN-0718
1.863032.109

Fidelity® Series Growth Company Fund Semi-Annual Report May 31, 2018

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of May 31, 2018

% of fund's net assets
NVIDIA Corp.	7.1
Amazon.com, Inc.	5.9
Apple, Inc.	4.9
Alphabet, Inc. Class A	3.5
Facebook, Inc. Class A	3.1
Salesforce.com, Inc.	3.0
Microsoft Corp.	2.5
adidas AG	2.3
Alphabet, Inc. Class C	1.8
lululemon athletica, Inc.	1.8
35.9

Top Five Market Sectors as of May 31, 2018

% of fund's net assets
Information Technology	43.9
Consumer Discretionary	21.8
Health Care	18.0
Industrials	5.3
Consumer Staples	4.2

Asset Allocation (% of fund's net assets)

As of May 31, 2018*
Stocks	97.7%
Convertible Securities	1.7%
Short-Term Investments and Net Other Assets (Liabilities)	0.6%

 * Foreign investments - 11.5%

Schedule of Investments May 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.7%
	Shares	Value
CONSUMER DISCRETIONARY - 21.6%
Auto Components - 0.0%
Aptiv PLC	11,900	$1,160,250
Automobiles - 1.1%
Tesla, Inc. (a)(b)	474,900	135,218,277
Hotels, Restaurants & Leisure - 1.9%
China Lodging Group Ltd. ADR	163,600	7,200,036
Chipotle Mexican Grill, Inc. (a)	77,000	33,123,860
Hilton Worldwide Holdings, Inc.	133,500	10,774,785
Hyatt Hotels Corp. Class A	40,600	3,318,238
Las Vegas Sands Corp.	220,800	17,798,688
Marriott International, Inc. Class A	34,500	4,669,920
McDonald's Corp.	366,500	58,643,665
Shake Shack, Inc. Class A (a)	214,900	12,812,338
Starbucks Corp.	912,300	51,700,041
U.S. Foods Holding Corp. (a)	88,900	3,171,952
Yum China Holdings, Inc.	443,400	17,425,620
Yum! Brands, Inc.	239,400	19,470,402
		240,109,545
Household Durables - 0.2%
iRobot Corp. (a)(b)	160,900	10,041,769
Roku, Inc.	148,375	5,558,128
Roku, Inc. Class A (b)	297,099	11,129,329
Sony Corp. sponsored ADR	33,300	1,568,097
		28,297,323
Internet & Direct Marketing Retail - 9.4%
Amazon.com, Inc. (a)	450,899	734,794,028
Blue Apron Holdings, Inc. Class B	644,604	1,978,934
Ctrip.com International Ltd. ADR (a)	287,000	12,940,830
Expedia, Inc.	79,900	9,670,297
Groupon, Inc. (a)	2,038,500	9,805,185
JD.com, Inc. sponsored ADR (a)	1,201,300	42,261,734
Netflix, Inc. (a)	579,300	203,681,880
The Booking Holdings, Inc. (a)	28,800	60,736,896
The Honest Co., Inc. (a)(c)(d)	9,496	175,338
Wayfair LLC Class A (a)(b)	1,017,059	93,925,399
		1,169,970,521
Leisure Products - 0.1%
Callaway Golf Co.	611,500	11,581,810
Media - 0.9%
Comcast Corp. Class A	2,027,200	63,208,096
Lions Gate Entertainment Corp.:
Class A (b)	26,200	607,054
Class B	23,300	508,639
The Walt Disney Co.	400,100	39,797,947
Turn, Inc. (Escrow) (a)(c)(d)	205,882	136,912
		104,258,648
Multiline Retail - 0.3%
Dollar General Corp.	55,200	4,828,896
Dollar Tree, Inc. (a)	229,800	18,979,182
Target Corp.	139,900	10,197,311
		34,005,389
Specialty Retail - 1.3%
Home Depot, Inc.	534,000	99,617,700
L Brands, Inc.	36,100	1,224,151
Lowe's Companies, Inc.	219,300	20,835,693
RH (a)	295,644	28,893,288
TJX Companies, Inc.	146,000	13,186,720
		163,757,552
Textiles, Apparel & Luxury Goods - 6.4%
adidas AG	1,249,513	282,799,877
Canada Goose Holdings, Inc. (a)	169,100	7,131,257
Carbon Black, Inc.	19,600	460,796
Cibus Global Ltd. Series C (c)(d)(e)	1,142,857	2,400,000
Homology Medicines, Inc.	182,088	3,298,888
Homology Medicines, Inc. (a)	121,400	2,443,782
Kering SA	171,700	98,295,465
lululemon athletica, Inc. (a)	2,110,320	221,689,116
LVMH Moet Hennessy - Louis Vuitton SA	61,307	21,347,012
NIKE, Inc. Class B	641,100	46,030,980
PagSeguro Digital Ltd. (a)	117,503	3,909,325
Puma AG (b)	14,074	8,539,216
Scholar Rock Holding Corp. (b)	55,800	975,942
Scholar Rock Holding Corp.	93,749	1,475,703
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	2,464,300	71,612,558
Tory Burch LLC (c)(d)(e)	248,840	17,615,384
Under Armour, Inc. Class C (non-vtg.) (a)	45,759	865,760
VF Corp.	108,200	8,781,512
		799,672,573

TOTAL CONSUMER DISCRETIONARY		2,688,031,888

CONSUMER STAPLES - 4.2%
Beverages - 2.0%
Constellation Brands, Inc. Class A (sub. vtg.)	84,500	18,850,260
Dr. Pepper Snapple Group, Inc.	342,800	40,896,040
Fever-Tree Drinks PLC	496,520	19,827,868
Monster Beverage Corp. (a)	1,786,600	91,402,456
PepsiCo, Inc.	251,600	25,222,900
The Coca-Cola Co.	1,346,400	57,895,200
		254,094,724
Food & Staples Retailing - 0.5%
Costco Wholesale Corp.	242,900	48,152,496
Drogasil SA	624,300	10,438,947
Kroger Co.	116,300	2,829,579
		61,421,022
Food Products - 0.3%
Kellogg Co.	27,000	1,738,530
Lamb Weston Holdings, Inc.	216,200	13,782,750
Mondelez International, Inc.	329,100	12,923,757
The Hershey Co.	59,500	5,357,380
The Kraft Heinz Co.	72,800	4,184,544
		37,986,961
Household Products - 0.2%
Church & Dwight Co., Inc.	208,900	9,807,855
Colgate-Palmolive Co.	91,000	5,741,190
Kimberly-Clark Corp.	26,000	2,622,100
		18,171,145
Personal Products - 0.5%
Coty, Inc. Class A	1,900,300	25,178,975
Godrej Consumer Products Ltd.	81,474	1,376,407
Herbalife Nutrition Ltd. (a)	522,800	26,542,556
Unilever NV (Certificaten Van Aandelen) (Bearer)	189,500	10,568,194
		63,666,132
Tobacco - 0.7%
Altria Group, Inc.	794,400	44,279,856
British American Tobacco PLC sponsored ADR	57,300	2,933,760
Philip Morris International, Inc.	481,500	38,298,510
		85,512,126

TOTAL CONSUMER STAPLES		520,852,110

ENERGY - 1.9%
Energy Equipment & Services - 0.2%
Baker Hughes, a GE Co. Class A	510,400	17,654,736
Halliburton Co.	139,100	6,918,834
		24,573,570
Oil, Gas & Consumable Fuels - 1.7%
Anadarko Petroleum Corp.	70,000	4,886,000
Cabot Oil & Gas Corp.	356,600	8,148,310
Concho Resources, Inc. (a)	123,800	16,998,978
Continental Resources, Inc. (a)	122,300	8,235,682
Diamondback Energy, Inc.	44,400	5,361,744
EOG Resources, Inc.	477,700	56,277,837
Hess Corp.	93,900	5,673,438
Noble Energy, Inc.	364,000	12,994,800
Occidental Petroleum Corp.	189,900	15,989,580
PDC Energy, Inc. (a)	110,338	6,674,346
Pioneer Natural Resources Co.	156,693	30,257,418
Reliance Industries Ltd.	1,402,499	19,163,465
Valero Energy Corp.	187,500	22,725,000
		213,386,598

TOTAL ENERGY		237,960,168

FINANCIALS - 2.8%
Banks - 1.0%
Bank of America Corp.	553,100	16,062,024
Citigroup, Inc.	152,400	10,163,556
HDFC Bank Ltd. sponsored ADR	344,511	36,662,861
JPMorgan Chase & Co.	479,000	51,257,790
Signature Bank (a)	18,700	2,384,063
Wells Fargo & Co.	182,000	9,826,180
		126,356,474
Capital Markets - 1.7%
BlackRock, Inc. Class A	109,900	58,711,877
BM&F BOVESPA SA	1,445,500	8,450,084
Charles Schwab Corp.	1,897,700	105,550,074
E*TRADE Financial Corp. (a)	159,500	10,104,325
Edelweiss Financial Services Ltd.	1,486,861	7,195,058
Nomura Holdings, Inc.	1,348,500	6,950,898
T. Rowe Price Group, Inc.	88,600	10,757,812
		207,720,128
Consumer Finance - 0.1%
American Express Co.	51,600	5,072,280
Discover Financial Services	35,358	2,611,542
		7,683,822
Insurance - 0.0%
Hiscox Ltd.	100,300	2,002,674

TOTAL FINANCIALS		343,763,098

HEALTH CARE - 17.3%
Biotechnology - 12.1%
AbbVie, Inc.	362,384	35,854,273
ACADIA Pharmaceuticals, Inc. (a)	1,994,274	36,096,359
Agios Pharmaceuticals, Inc. (a)	636,928	59,552,768
Alexion Pharmaceuticals, Inc. (a)	366,200	42,526,806
Alkermes PLC (a)	2,635,359	124,388,945
Alnylam Pharmaceuticals, Inc. (a)	1,419,923	141,239,741
Amgen, Inc.	315,900	56,741,958
AnaptysBio, Inc. (a)	74,191	5,772,060
Argenx SE ADR	21,800	2,081,900
Array BioPharma, Inc. (a)	1,481,600	24,224,160
Arsanis, Inc. (a)	93,400	1,608,348
aTyr Pharma, Inc. (a)	398,874	359,984
BeiGene Ltd. ADR (a)	576,636	115,396,396
Biogen, Inc. (a)	94,700	27,838,012
bluebird bio, Inc. (a)	734,365	131,488,053
Blueprint Medicines Corp. (a)	97,400	8,189,392
Calyxt, Inc. (b)	460,500	8,689,635
Celgene Corp. (a)	253,500	19,945,380
Cellectis SA sponsored ADR (a)	290,045	8,683,947
Chimerix, Inc. (a)	487,316	2,227,034
Coherus BioSciences, Inc. (a)(b)	600,592	9,369,235
CytomX Therapeutics, Inc. (a)	245,128	6,292,436
CytomX Therapeutics, Inc. (a)(f)	207,739	5,332,660
Denali Therapeutics, Inc. (a)(b)	261,000	5,019,030
Editas Medicine, Inc. (a)	249,862	9,574,712
Evelo Biosciences, Inc.	142,500	2,264,325
Evelo Biosciences, Inc.	230,736	3,299,756
Exact Sciences Corp. (a)	52,300	3,113,942
Exelixis, Inc. (a)	3,374,984	69,963,418
Fate Therapeutics, Inc. (a)	290,173	3,177,394
Five Prime Therapeutics, Inc. (a)	444,700	7,808,932
Gilead Sciences, Inc.	182,700	12,313,980
Global Blood Therapeutics, Inc. (a)	294,000	14,156,100
Heron Therapeutics, Inc. (a)	728,002	23,732,865
Intellia Therapeutics, Inc. (a)(b)	226,238	6,131,050
Intercept Pharmaceuticals, Inc. (a)	43,000	3,019,030
Ionis Pharmaceuticals, Inc. (a)	2,104,782	98,188,080
Ironwood Pharmaceuticals, Inc. Class A (a)	1,367,656	25,411,048
Jounce Therapeutics, Inc. (a)(b)	144,600	1,626,750
Kiniksa Pharmaceuticals Ltd.	90,238	1,389,575
Kiniksa Pharmaceuticals Ltd.	39,200	670,712
Lexicon Pharmaceuticals, Inc. (a)	1,977,178	22,935,265
Macrogenics, Inc. (a)	66,000	1,500,180
Momenta Pharmaceuticals, Inc. (a)	1,468,406	34,654,382
Protagonist Therapeutics, Inc. (a)	262,138	1,908,365
Prothena Corp. PLC (a)	612,977	8,269,060
Regeneron Pharmaceuticals, Inc. (a)	198,800	59,703,616
Regulus Therapeutics, Inc. (a)	1,508,832	1,102,202
Rigel Pharmaceuticals, Inc. (a)	3,366,112	10,939,864
Sage Therapeutics, Inc. (a)	603,434	92,138,337
Seres Therapeutics, Inc. (a)	401,592	3,232,816
Seres Therapeutics, Inc. (a)(f)	142,139	1,144,219
Sienna Biopharmaceuticals, Inc.	245,238	3,676,118
Sienna Biopharmaceuticals, Inc. (f)	155,108	2,325,069
Spark Therapeutics, Inc. (a)	225,901	18,024,641
Syros Pharmaceuticals, Inc. (a)	324,829	4,037,624
Syros Pharmaceuticals, Inc. (a)(f)	301,001	3,741,442
TESARO, Inc. (a)	112,900	5,167,433
Ultragenyx Pharmaceutical, Inc. (a)	189,500	13,871,400
uniQure B.V. (a)	234,000	8,199,360
UNITY Biotechnology, Inc.	308,360	4,135,108
UNITY Biotechnology, Inc. (b)	132,300	1,971,270
Vertex Pharmaceuticals, Inc. (a)	103,100	15,877,400
Xencor, Inc. (a)	392,000	15,683,920
Zai Lab Ltd. ADR (b)	295,195	6,913,467
		1,505,912,739
Health Care Equipment & Supplies - 2.2%
Abbott Laboratories	160,321	9,864,551
Align Technology, Inc. (a)	33,734	11,198,001
Boston Scientific Corp. (a)	279,800	8,503,122
Danaher Corp.	344,200	34,172,176
DexCom, Inc. (a)	119,100	10,479,609
Genmark Diagnostics, Inc. (a)	550,700	4,036,631
Insulet Corp. (a)	558,220	52,355,454
Intuitive Surgical, Inc. (a)	120,021	55,170,053
Novocure Ltd. (a)	629,400	19,794,630
Novocure Ltd. (a)(f)	149,451	4,700,234
Penumbra, Inc. (a)	378,492	60,899,363
Presbia PLC (a)	443,695	958,381
		272,132,205
Health Care Providers & Services - 0.7%
G1 Therapeutics, Inc.	85,000	3,681,350
Humana, Inc.	17,000	4,946,660
McKesson Corp.	25,200	3,576,888
National Vision Holdings, Inc.	45,200	1,645,280
OptiNose, Inc. (f)	301,785	6,962,180
OptiNose, Inc.	296,600	6,842,562
UnitedHealth Group, Inc.	226,100	54,605,411
		82,260,331
Health Care Technology - 0.3%
athenahealth, Inc. (a)	175,400	26,392,438
Castlight Health, Inc. Class B (a)	777,600	2,799,360
Cerner Corp. (a)	58,900	3,515,152
Teladoc, Inc. (a)	69,000	3,512,100
		36,219,050
Life Sciences Tools & Services - 0.0%
Illumina, Inc. (a)	13,662	3,722,075
Pharmaceuticals - 2.0%
Adimab LLC (c)(d)(e)	762,787	30,992,036
Akcea Therapeutics, Inc. (b)	1,434,623	34,775,262
Bristol-Myers Squibb Co.	286,800	15,091,416
Castle Creek Pharmaceuticals, LLC Class A-2 unit (a)(c)(d)(e)(g)	13,511	6,890,475
Intra-Cellular Therapies, Inc. (a)	1,072,498	24,967,753
Kolltan Pharmaceuticals, Inc. rights (a)(d)	1,692,030	17
MyoKardia, Inc. (a)	384,400	18,297,440
Nektar Therapeutics (a)	1,018,200	81,730,914
resTORbio, Inc. (a)	49,300	482,647
Rhythm Pharmaceuticals, Inc.	132,000	4,241,160
RPI International Holdings LP (c)(d)	35,220	5,115,705
Stemcentrx, Inc. rights 12/31/21 (a)(d)	568,100	1,113,476
The Medicines Company (a)	704,623	23,858,535
Theravance Biopharma, Inc. (a)	318,848	7,760,760
		255,317,596

TOTAL HEALTH CARE		2,155,563,996

INDUSTRIALS - 5.1%
Aerospace & Defense - 1.1%
Lockheed Martin Corp.	123,000	38,688,420
Northrop Grumman Corp.	16,900	5,530,525
Space Exploration Technologies Corp. Class A (a)(c)(d)	137,569	23,249,161
The Boeing Co.	163,200	57,472,512
United Technologies Corp.	115,300	14,391,746
		139,332,364
Air Freight & Logistics - 0.3%
FedEx Corp.	23,600	5,879,232
United Parcel Service, Inc. Class B	253,200	29,401,584
		35,280,816
Airlines - 1.2%
Allegiant Travel Co.	33,300	5,039,955
Azul SA sponsored ADR (a)	140,500	3,003,890
Delta Air Lines, Inc.	209,000	11,296,450
InterGlobe Aviation Ltd. (f)	341,188	6,169,264
JetBlue Airways Corp. (a)	1,300,700	24,570,223
Ryanair Holdings PLC sponsored ADR (a)	124,510	14,431,954
Southwest Airlines Co.	564,000	28,809,120
Spirit Airlines, Inc. (a)	79,600	2,920,524
United Continental Holdings, Inc. (a)	153,500	10,682,065
Wheels Up Partners Holdings LLC:
Series B (a)(c)(d)(e)	1,843,115	4,257,596
Series C (a)(c)(d)(e)	670,590	1,549,063
Wizz Air Holdings PLC (a)(f)	792,504	35,840,587
		148,570,691
Construction & Engineering - 0.1%
Fluor Corp.	130,400	6,355,696
Electrical Equipment - 0.2%
AMETEK, Inc.	16,000	1,168,480
Eaton Corp. PLC	114,600	8,776,068
Emerson Electric Co.	101,800	7,211,512
Fortive Corp.	171,900	12,495,411
		29,651,471
Industrial Conglomerates - 0.7%
3M Co.	179,200	35,343,616
General Electric Co.	427,800	6,023,424
Honeywell International, Inc.	290,200	42,923,482
		84,290,522
Machinery - 1.1%
Aumann AG (f)	73,900	5,218,125
Caterpillar, Inc.	337,700	51,300,007
Cummins, Inc.	67,300	9,582,847
Deere & Co.	193,300	28,900,283
Illinois Tool Works, Inc.	80,200	11,524,740
Rational AG	5,136	3,212,269
Wabtec Corp.	73,100	7,127,981
Xylem, Inc.	316,700	22,295,680
		139,161,932
Road & Rail - 0.4%
J.B. Hunt Transport Services, Inc.	86,000	11,016,600
Union Pacific Corp.	297,300	42,442,548
		53,459,148

TOTAL INDUSTRIALS		636,102,640

INFORMATION TECHNOLOGY - 43.3%
Communications Equipment - 0.6%
Arista Networks, Inc. (a)	40,700	10,238,492
Infinera Corp. (a)	3,232,600	28,446,880
NETGEAR, Inc. (a)	531,162	32,108,743
Palo Alto Networks, Inc. (a)	18,800	3,912,092
		74,706,207
Electronic Equipment & Components - 0.2%
Cognex Corp.	13,900	635,369
IPG Photonics Corp. (a)	5,500	1,326,985
TE Connectivity Ltd.	28,500	2,652,780
Trimble, Inc. (a)	448,800	14,837,328
		19,452,462
Internet Software & Services - 11.8%
2U, Inc. (a)	227,180	21,536,664
Actua Corp. (d)	546,564	546,564
Alibaba Group Holding Ltd. sponsored ADR (a)	346,900	68,689,669
Alphabet, Inc.:
Class A (a)	390,770	429,847,000
Class C (a)	209,756	227,583,162
Apptio, Inc. Class A (a)	285,700	9,436,671
CarGurus, Inc. Class A	17,800	590,248
DocuSign, Inc.	33,900	1,688,559
Dropbox, Inc. Class A (a)	58,800	1,763,412
eBay, Inc. (a)	141,600	5,341,152
Etsy, Inc. (a)	48,700	1,574,958
Facebook, Inc. Class A (a)	2,035,158	390,302,601
GoDaddy, Inc. (a)	100,300	7,180,477
Match Group, Inc. (a)(b)	56,200	2,312,630
NAVER Corp.	2,194	1,358,809
NetEase, Inc. ADR	57,500	13,128,400
New Relic, Inc. (a)	120,246	12,215,791
Nutanix, Inc.:
Class A (a)	1,641,350	87,730,158
Class B (a)(f)	274,751	14,685,441
Shopify, Inc. Class A (a)	913,649	135,525,306
Tencent Holdings Ltd.	340,300	17,373,039
Twitter, Inc. (a)	106,890	3,709,083
Wix.com Ltd. (a)	169,407	14,729,939
		1,468,849,733
IT Services - 3.6%
Cognizant Technology Solutions Corp. Class A	258,600	19,485,510
IBM Corp.	62,800	8,874,268
MasterCard, Inc. Class A	624,300	118,691,916
PayPal Holdings, Inc. (a)	1,448,200	118,853,774
Square, Inc. (a)	780,100	45,440,825
Visa, Inc. Class A	1,089,800	142,458,656
		453,804,949
Semiconductors & Semiconductor Equipment - 9.8%
Advanced Micro Devices, Inc. (a)	1,319,000	18,109,870
Applied Materials, Inc.	143,800	7,302,164
ASML Holding NV	119,200	23,440,680
Broadcom, Inc.	163,336	41,172,106
Cirrus Logic, Inc. (a)	334,700	12,544,556
Cree, Inc. (a)	460,166	21,452,939
Inphi Corp. (a)	104,400	3,526,632
Intel Corp.	20,500	1,131,600
KLA-Tencor Corp.	65,200	7,382,596
Marvell Technology Group Ltd.	571,000	12,299,340
Micron Technology, Inc. (a)	359,400	20,697,846
NVIDIA Corp.	3,505,900	884,152,915
Qorvo, Inc. (a)	53,200	4,269,300
Renesas Electronics Corp. (a)	252,000	2,506,449
Silicon Laboratories, Inc. (a)	905,782	95,650,579
Skyworks Solutions, Inc.	32,078	3,163,212
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	328,400	12,709,080
Texas Instruments, Inc.	435,000	48,680,850
		1,220,192,714
Software - 12.0%
Activision Blizzard, Inc.	1,984,400	140,713,804
Adobe Systems, Inc. (a)	482,700	120,327,456
Aspen Technology, Inc. (a)	95,400	8,897,004
Atlassian Corp. PLC (a)	115,900	7,393,261
Autodesk, Inc. (a)	436,400	56,339,240
Black Knight, Inc. (a)	133,100	6,734,860
BlackBerry Ltd. (a)	588,500	6,961,955
Electronic Arts, Inc. (a)	427,100	55,911,661
HubSpot, Inc. (a)	478,900	58,042,680
Intuit, Inc.	153,300	30,905,280
Microsoft Corp.	3,159,292	312,264,421
Nintendo Co. Ltd.	24,000	9,824,065
Oracle Corp.	267,700	12,506,944
Parametric Technology Corp. (a)	553,100	47,699,344
Paylocity Holding Corp. (a)	45,700	2,730,575
Pivotal Software, Inc.	272,500	4,902,275
Pluralsight, Inc.	71,400	1,536,528
Proofpoint, Inc. (a)	126,900	14,833,341
Red Hat, Inc. (a)	1,085,400	176,290,668
Salesforce.com, Inc. (a)	2,854,142	369,126,184
Smartsheet, Inc.	27,300	680,316
Snap, Inc. Class A (a)(b)	518,197	5,902,264
Zendesk, Inc. (a)	626,600	35,020,674
Zscaler, Inc. (a)(b)	184,400	4,842,344
		1,490,387,144
Technology Hardware, Storage & Peripherals - 5.3%
Apple, Inc.	3,257,665	608,759,859
NetApp, Inc.	107,100	7,317,072
Pure Storage, Inc. Class A (a)	1,491,378	32,004,972
Samsung Electronics Co. Ltd.	284,950	13,374,343
		661,456,246

TOTAL INFORMATION TECHNOLOGY		5,388,849,455

MATERIALS - 0.9%
Chemicals - 0.9%
CF Industries Holdings, Inc.	375,700	15,456,298
DowDuPont, Inc.	939,205	60,212,433
LG Chemical Ltd.	28,338	8,880,219
LyondellBasell Industries NV Class A	33,900	3,800,868
The Mosaic Co.	64,700	1,778,603
The Scotts Miracle-Gro Co. Class A	258,821	22,033,432
		112,161,853
REAL ESTATE - 0.2%
Equity Real Estate Investment Trusts (REITs) - 0.2%
American Tower Corp.	189,000	26,151,930
Ant International Co. Ltd. (c)(d)	419,242	2,351,948
		28,503,878
TELECOMMUNICATION SERVICES - 0.4%
Diversified Telecommunication Services - 0.1%
Verizon Communications, Inc.	250,800	11,955,636
Wireless Telecommunication Services - 0.3%
T-Mobile U.S., Inc. (a)	775,800	43,212,060

TOTAL TELECOMMUNICATION SERVICES		55,167,696

TOTAL COMMON STOCKS
(Cost $6,149,374,089)		12,166,956,782

Preferred Stocks - 1.7%
Convertible Preferred Stocks - 1.7%
CONSUMER DISCRETIONARY - 0.2%
Hotels, Restaurants & Leisure - 0.0%
MOD Super Fast Pizza Holdings LLC Series 3 Preferred (a)(c)(d)(e)	17,731	2,481,099
Topgolf International, Inc. Series F (c)(d)	234,069	3,237,994
		5,719,093
Internet & Direct Marketing Retail - 0.0%
The Honest Co., Inc.:
Series C (a)(c)(d)	22,157	692,353
Series D (a)(c)(d)	19,064	643,092
		1,335,445
Leisure Products - 0.1%
Peloton Interactive, Inc. Series E (a)(c)(d)	194,028	7,017,993
Textiles, Apparel & Luxury Goods - 0.1%
Generation Bio Series B (c)(d)	224,243	2,050,859
Harmony Biosciences II, Inc. Series A (c)(d)	2,550,636	2,550,636
ORIC Pharmaceuticals, Inc. Series C (c)(d)	316,667	950,001
Rubius Therapeutics, Inc.:
Series B (c)(d)	333,731	4,268,419
Series C (c)(d)	127,287	1,628,001
		11,447,916
TOTAL CONSUMER DISCRETIONARY		25,520,447
FINANCIALS - 0.0%
Insurance - 0.0%
Clover Health Series D (c)(d)	264,037	2,476,086
HEALTH CARE - 0.7%
Biotechnology - 0.6%
10X Genomics, Inc.:
Series C (a)(c)(d)	715,467	6,847,019
Series D (c)(d)	100,390	960,732
23andMe, Inc. Series F (c)(d)	164,720	2,569,632
Axcella Health, Inc. Series C (a)(c)(d)	111,581	1,441,627
BioNTech AG Series A (c)(d)	25,199	5,377,131
Immunocore Ltd. Series A (a)(c)(d)	18,504	6,450,164
Intarcia Therapeutics, Inc. Series EE (a)(c)(d)	116,544	6,992,640
Kaleido Biosciences, Inc. Series C, (c)(d)	212,696	2,124,833
Moderna Therapeutics, Inc.:
Series B (a)(c)(d)	171,343	1,723,711
Series C (a)(c)(d)	111,846	1,125,171
Series E (a)(c)(d)	1,403,070	14,114,884
Series F (a)(c)(d)	1,538,270	15,474,996
Translate Bio:
Series B (a)(c)(d)	1,211,240	2,398,255
Series C (a)(c)(d)	1,667,170	3,300,997
		70,901,792
Health Care Equipment & Supplies - 0.0%
Shockwave Medical, Inc. Series C (c)(d)	1,015,306	1,390,969
Health Care Providers & Services - 0.1%
Mulberry Health, Inc. Series A8 (a)(c)(d)	783,663	5,591,349
Health Care Technology - 0.0%
Codiak Biosciences, Inc.:
Series A 8.00% (a)(c)(d)	163,914	620,841
Series B 8.00% (a)(c)(d)	532,720	2,017,730
Series C, 8.00% (c)(d)	648,255	2,455,331
		5,093,902
Life Sciences Tools & Services - 0.0%
Neon Therapeutics, Inc. Series B (a)(c)(d)	1,343,771	3,870,060
Pharmaceuticals - 0.0%
Constellation Pharmaceuticals Series F (c)(d)	923,423	923,423
Nohla Therapeutics, Inc. Series B (c)(d)	3,126,919	1,426,000
		2,349,423
TOTAL HEALTH CARE		89,197,495
INDUSTRIALS - 0.2%
Aerospace & Defense - 0.1%
Space Exploration Technologies Corp. Series G (a)(c)(d)	53,937	9,115,353
Commercial Services & Supplies - 0.0%
Domo, Inc. Series D (a)(c)(d)	613,084	2,967,327
Professional Services - 0.1%
YourPeople, Inc. Series C (a)(c)(d)	1,527,000	7,696,080
TOTAL INDUSTRIALS		19,778,760
INFORMATION TECHNOLOGY - 0.6%
Internet Software & Services - 0.4%
Jet.Com, Inc. Series B1 (Escrow) (a)(c)(d)	2,105,094	95,571
Reddit, Inc. Series B (c)(d)	37,935	881,989
Starry, Inc.:
Series B (a)(c)(d)	2,961,147	2,730,178
Series C (c)(d)	1,339,018	1,234,575
Uber Technologies, Inc.:
Series D, 8.00% (a)(c)(d)	1,095,852	43,834,080
Series E, 8.00% (a)(c)(d)	51,852	2,074,080
		50,850,473
IT Services - 0.0%
AppNexus, Inc. Series E (a)(c)(d)	209,665	4,969,061
Software - 0.2%
Cloudflare, Inc. Series D, 8.00% (a)(c)(d)	344,325	2,510,129
Dataminr, Inc. Series D (a)(c)(d)	442,241	8,800,596
Outset Medical, Inc. Series C (a)(c)(d)	382,862	1,087,328
Taboola.Com Ltd. Series E (a)(c)(d)	331,426	5,514,929
		17,912,982
TOTAL INFORMATION TECHNOLOGY		73,732,516
TELECOMMUNICATION SERVICES - 0.0%
Wireless Telecommunication Services - 0.0%
Altiostar Networks, Inc. Series A1 (a)(c)(d)	202,849	259,647

TOTAL CONVERTIBLE PREFERRED STOCKS		210,964,951

Nonconvertible Preferred Stocks - 0.0%
FINANCIALS - 0.0%
Banks - 0.0%
Itau Unibanco Holding SA	512,400	5,913,710
HEALTH CARE - 0.0%
Biotechnology - 0.0%
Yumanity Holdings LLC Class A (a)(c)(d)	130,754	1,097,026

TOTAL NONCONVERTIBLE PREFERRED STOCKS		7,010,736

TOTAL PREFERRED STOCKS
(Cost $170,583,725)		217,975,687

Money Market Funds - 1.3%
Fidelity Cash Central Fund, 1.76% (h)	90,550,423	90,568,534
Fidelity Securities Lending Cash Central Fund 1.76% (h)(i)	66,945,192	66,951,886
TOTAL MONEY MARKET FUNDS
(Cost $157,520,420)		157,520,420
TOTAL INVESTMENT IN SECURITIES - 100.7%
(Cost $6,477,478,234)		12,542,452,889
NET OTHER ASSETS (LIABILITIES) - (0.7)%		(85,167,685)
NET ASSETS - 100%		$12,457,285,204

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $306,795,591 or 2.5% of net assets.

 (d) Level 3 security

 (e) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $86,119,221 or 0.7% of net assets.

 (g) Investment represents common shares and preferred shares.

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (i) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
10X Genomics, Inc. Series C	2/23/16 - 4/3/17	$3,204,004
10X Genomics, Inc. Series D	4/10/2018	$960,732
23andMe, Inc. Series F	8/31/17	$2,287,005
Adimab LLC	9/17/14 - 6/5/15	$11,583,995
Altiostar Networks, Inc. Series A1	1/10/17	$933,105
Ant International Co. Ltd.	5/16/18	$2,351,948
AppNexus, Inc. Series E	8/1/14	$4,200,051
Axcella Health, Inc. Series C	8/11/17	$1,124,736
BioNTech AG Series A	12/29/17	$5,518,798
Castle Creek Pharmaceuticals, LLC Class A-2 unit	9/29/16	$4,458,630
Cibus Global Ltd. Series C	2/16/18	$2,400,000
Cloudflare, Inc. Series D, 8.00%	11/5/14	$2,109,163
Clover Health Series D	6/7/17	$2,476,086
Codiak Biosciences, Inc. Series A 8.00%	11/12/15	$163,914
Codiak Biosciences, Inc. Series B 8.00%	11/12/15	$1,598,160
Codiak Biosciences, Inc. Series C, 8.00%	11/17/17	$2,455,331
Constellation Pharmaceuticals Series F	4/5/18	$923,423
Dataminr, Inc. Series D	2/18/15 - 3/6/15	$5,638,573
Domo, Inc. Series D	1/24/14	$2,533,999
Generation Bio Series B	2/21/18	$2,050,859
Harmony Biosciences II, Inc. Series A	9/22/17	$2,550,636
Immunocore Ltd. Series A	7/27/15	$3,482,067
Intarcia Therapeutics, Inc. Series EE	9/2/16	$6,992,640
Jet.Com, Inc. Series B1 (Escrow)	9/19/16	$691,418
Kaleido Biosciences, Inc. Series C,	3/16/18	$2,124,833
MOD Super Fast Pizza Holdings LLC Series 3 Preferred	11/3/16 - 12/14/17	$2,433,492
Moderna Therapeutics, Inc. Series B	4/13/17	$993,789
Moderna Therapeutics, Inc. Series C	4/13/17	$649,825
Moderna Therapeutics, Inc. Series E	12/18/14	$10,570,104
Moderna Therapeutics, Inc. Series F	8/10/16	$11,588,640
Mulberry Health, Inc. Series A8	1/20/16	$5,293,448
Neon Therapeutics, Inc. Series B	12/28/16 - 12/1/17	$3,775,997
Nohla Therapeutics, Inc. Series B	5/1/18	$1,426,000
ORIC Pharmaceuticals, Inc. Series C	2/6/18	$950,001
Outset Medical, Inc. Series C	4/19/17	$992,187
Peloton Interactive, Inc. Series E	3/31/17	$4,202,996
Reddit, Inc. Series B	7/26/17	$538,544
RPI International Holdings LP	5/21/15 - 3/23/16	$4,390,645
Rubius Therapeutics, Inc. Series B	6/7/17	$2,800,003
Rubius Therapeutics, Inc. Series C	2/23/18	$1,628,001
Shockwave Medical, Inc. Series C	9/27/17	$1,025,439
Space Exploration Technologies Corp. Class A	10/16/15 - 4/6/17	$12,876,729
Space Exploration Technologies Corp. Series G	1/20/15	$4,177,960
Starry, Inc. Series B	12/1/16	$1,601,981
Starry, Inc. Series C	12/8/17	$1,234,575
Taboola.Com Ltd. Series E	12/22/14	$3,455,249
The Honest Co., Inc.	8/21/14	$256,936
The Honest Co., Inc. Series C	8/21/14	$599,509
The Honest Co., Inc. Series D	8/3/15	$872,273
Topgolf International, Inc. Series F	11/10/17	$3,237,994
Tory Burch LLC	5/14/15	17,704,966
Translate Bio Series B	7/17/15	$1,308,139
Translate Bio Series C	12/22/16 - 12/22/17	$3,300,997
Turn, Inc. (Escrow)	4/11/17	$123,537
Uber Technologies, Inc. Series D, 8.00%	6/6/14	$17,000,007
Uber Technologies, Inc. Series E, 8.00%	12/5/14	$1,727,583
Wheels Up Partners Holdings LLC Series B	9/18/15	$5,235,000
Wheels Up Partners Holdings LLC Series C	6/22/17	2,092,241
YourPeople, Inc. Series C	5/1/15	$22,753,949
Yumanity Holdings LLC Class A	2/8/16	$883,727

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$424,736
Fidelity Securities Lending Cash Central Fund	1,457,866
Total	$1,882,602

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$2,713,552,335	$2,641,582,651	$26,121,603	$45,848,081
Consumer Staples	520,852,110	510,283,916	10,568,194	--
Energy	237,960,168	237,960,168	--	--
Financials	352,152,894	342,725,910	6,950,898	2,476,086
Health Care	2,245,858,517	2,102,627,848	12,694,499	130,536,170
Industrials	655,881,400	607,046,820	--	48,834,580
Information Technology	5,462,581,971	5,361,105,787	27,197,104	74,279,080
Materials	112,161,853	112,161,853	--	--
Real Estate	28,503,878	26,151,930	--	2,351,948
Telecommunication Services	55,427,343	55,167,696	--	259,647
Money Market Funds	157,520,420	157,520,420	--	--
Total Investments in Securities:	$12,542,452,889	$12,154,334,999	$83,532,298	$304,585,592

The following is a reconciliation of Investments in Securities and Derivative Instruments for which Level 3 inputs were used in determining value:

Investments in Securities:
Equities - Health Care
Beginning Balance	$95,454,102
Net Realized Gain (Loss) on Investment Securities	--
Net Unrealized Gain (Loss) on Investment Securities	27,181,979
Cost of Purchases	13,141,843
Proceeds of Sales	(2,652,943)
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	(2,588,811)
Ending Balance	$130,536,170
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at May 31, 2018	$21,940,228
Other Investments in Securities
Beginning Balance	$150,274,375
Net Realized Gain (Loss) on Investment Securities	674,275
Net Unrealized Gain (Loss) on Investment Securities	14,986,457
Cost of Purchases	12,928,494
Proceeds of Sales	(15,909,358)
Amortization/Accretion	--
Transfers into Level 3	11,095,179
Transfers out of Level 3	--
Ending Balance	$174,049,422
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at May 31, 2018	$20,500,903

The information used in the above reconciliations represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	88.5%
Cayman Islands	2.6%
Germany	2.5%
Ireland	1.3%
Canada	1.1%
France	1.1%
Others (Individually Less Than 1%)	2.9%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		May 31, 2018 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $64,754,300) — See accompanying schedule: Unaffiliated issuers (cost $6,319,957,814)	$12,384,932,469
Fidelity Central Funds (cost $157,520,420)	157,520,420
Total Investment in Securities (cost $6,477,478,234)		$12,542,452,889
Restricted cash		102,331
Foreign currency held at value (cost $816,156)		816,160
Receivable for investments sold		4,525,147
Receivable for fund shares sold		6,046,630
Dividends receivable		8,152,422
Distributions receivable from Fidelity Central Funds		685,944
Other receivables		99,074
Total assets		12,562,880,597
Liabilities
Payable for investments purchased	$37,052,001
Payable for fund shares redeemed	743,803
Other payables and accrued expenses	864,738
Collateral on securities loaned	66,934,851
Total liabilities		105,595,393
Net Assets		$12,457,285,204
Net Assets consist of:
Paid in capital		$5,795,060,758
Undistributed net investment income		38,473,185
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		559,498,952
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		6,064,252,309
Net Assets		$12,457,285,204
Net Asset Value, offering price and redemption price per share ($12,457,285,204 ÷ 671,288,869 shares)		$18.56

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended May 31, 2018 (Unaudited)
Investment Income
Dividends		$40,700,739
Income from Fidelity Central Funds		1,882,602
Total income		42,583,341
Expenses
Custodian fees and expenses	$186,028
Independent trustees' fees and expenses	26,517
Interest	1,164
Miscellaneous	16,733
Total expenses before reductions	230,442
Expense reductions	(131,211)
Total expenses after reductions		99,231
Net investment income (loss)		42,484,110
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	602,587,540
Fidelity Central Funds	7,865
Foreign currency transactions	(94,763)
Total net realized gain (loss)		602,500,642
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers (net of increase in deferred foreign taxes of $191,660)	790,216,120
Fidelity Central Funds	(1,515)
Assets and liabilities in foreign currencies	(25,069)
Total change in net unrealized appreciation (depreciation)		790,189,536
Net gain (loss)		1,392,690,178
Net increase (decrease) in net assets resulting from operations		$1,435,174,288

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended May 31, 2018 (Unaudited)	Year ended November 30, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$42,484,110	$50,717,898
Net realized gain (loss)	602,500,642	1,020,994,032
Change in net unrealized appreciation (depreciation)	790,189,536	2,493,193,965
Net increase (decrease) in net assets resulting from operations	1,435,174,288	3,564,905,895
Distributions to shareholders from net investment income	(53,111,644)	(21,273,177)
Distributions to shareholders from net realized gain	(1,039,113,689)	(237,558,300)
Total distributions	(1,092,225,333)	(258,831,477)
Share transactions - net increase (decrease)	492,174,706	(2,090,059,508)
Total increase (decrease) in net assets	835,123,661	1,216,014,910
Net Assets
Beginning of period	11,622,161,543	10,406,146,633
End of period	$12,457,285,204	$11,622,161,543
Other Information
Undistributed net investment income end of period	$38,473,185	$49,100,719

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Series Growth Company Fund

	Six months ended (Unaudited) May 31,	Years endedNovember 30,
	2018	2017	2016	2015	2014	2013 A
Selected Per–Share Data
Net asset value, beginning of period	$18.19	$13.49	$13.08	$12.10	$10.29	$10.00
Income from Investment Operations
Net investment income (loss)B	.06	.07	.01	.03	.02	.01
Net realized and unrealized gain (loss)	2.06	4.96	.43	1.04	1.80	.28
Total from investment operations	2.12	5.03	.44	1.07	1.82	.29
Distributions from net investment income	(.09)	(.02)	(.03)	(.02)	(.01)	–
Distributions from net realized gain	(1.66)	(.31)	–	(.07)	–	–
Total distributions	(1.75)	(.33)	(.03)	(.09)	(.01)	–
Net asset value, end of period	$18.56	$18.19	$13.49	$13.08	$12.10	$10.29
Total ReturnC,D	12.73%	38.10%	3.38%	8.94%	17.67%	2.90%
Ratios to Average Net AssetsE,F
Expenses before reductions	- %G,H	.38%	.74%	.79%	.74%	.76%G
Expenses net of fee waivers, if any	- %G,H	.38%	.74%	.79%	.74%	.76%G
Expenses net of all reductions	- %G,H	.37%	.74%	.79%	.74%	.76%G
Net investment income (loss)	.71%G	.43%	.11%	.24%	.22%	.87%G
Supplemental Data
Net assets, end of period (000 omitted)	$12,457,285	$11,622,162	$4,032,151	$4,602,479	$4,353,274	$4,063,472
Portfolio turnover rateI	20%G	15%	20%	18%	14%	1%G

 A For the period November 7, 2013 (commencement of operations) to November 30, 2013.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount represents less than .005%.

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended May 31, 2018

1. Organization.

Fidelity Series Growth Company Fund (the Fund) is a fund of Fidelity Mt. Vernon Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares of the Fund are only available for purchase by mutual funds for which FMR or an affiliate serves as an investment manager. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Effective August 28, 2017, the Fund no longer offered Class F, and all outstanding shares of Class F were exchanged for shares of Fidelity Series Growth Company.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Equity securities, including restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach and the income approach and are categorized as Level 3 in the hierarchy. The market approach generally consists of using comparable market transactions while the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

Investments in open-end mutual funds ,including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in Input(a)
Equities	$304,039,023	Market approach	Transaction price	$0.81 - $169.00 / $64.82	Increase
			Liquidity preference	$16.35 - $45.76 / $36.62	Increase
			Conversion ratio	1.6	Increase
		Market comparable	Transaction price	$0.46 - $330.00 / $67.01	Increase
			Enterprise value/Sales multiple (EV/S)	1.2 – 15.4 / 4.3	Increase
			Discount rate	20.0% - 76.0% / 59.7%	Decrease
			Enterprise value/EBITDA multiple (EV/EBITDA)	12.1	Increase
			Discount for lack of marketability	10.0% / 20.0% / 13.4%	Decrease
			Enterprise value/Revenue multiple (EV/R)	4.9	Increase
			Liquidity preference	$4.13 - $25.62 / $17.99	Increase
			Premium rate	15.0% - 76.0% / 22.1%	Increase
			Conversion ratio	3.0	Increase
			Proxy premium	28.2% - 54.5% / 49.4%	Increase
		Recovery value	Recovery value	0.0% - 0.7% / 0.4%	Increase
		Discount cash flow	Discount rate	8.0%	Decrease
			Discount for lack of maretability	10.0%	Decrease

 (a) Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of May 31, 2018, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), partnerships and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$6,270,748,588
Gross unrealized depreciation	(247,170,332)
Net unrealized appreciation (depreciation)	$6,023,578,256
Tax cost	$6,518,874,633

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Consolidated Subsidiary. The Fund invests in certain investments through a wholly-owned subsidiary ("Subsidiary"), which may be subject to federal and state taxes upon disposition.

As of period end, the Fund held an investment of $66,287,984 in these Subsidiaries, representing .53% of the Fund's net assets. The financial statements have been consolidated and include accounts of the Fund and each Subsidiary. Accordingly, all inter-company transactions and balances have been eliminated.

Any cash held by the Subsidiaries is restricted as to its use and is presented as Restricted cash in the Statement of Assets and Liabilities.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,167,296,295 and $1,692,800,100, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund does not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Fund, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $29,273 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company (FMR) or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$25,697,000	1.63%	$1,164

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $16,733 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $3,486,554. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds Total security lending income during the period amounted to $1,457,866, including $34,271 from securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $129,877 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $1,334.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2018	Year ended November 30, 2017
From net investment income
Series Growth Company	$53,111,644	$4,446,809
Class F	–	16,826,368
Total	$53,111,644	$21,273,177
From net realized gain
Series Growth Company	$1,039,113,689	$92,197,173
Class F	–	145,361,127
Total	$1,039,113,689	$237,558,300

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares	Shares	Dollars	Dollars
	Six months ended May 31, 2018	Year ended November 30, 2017	Six months ended May 31, 2018	Year ended November 30, 2017
Series Growth Company
Shares sold	24,361,659	431,705,596	$433,488,613	$7,133,495,773
Reinvestment of distributions	65,481,135	7,164,120	1,092,225,333	96,643,982
Shares redeemed	(57,368,797)	(98,878,934)	(1,033,539,240)	(1,617,775,564)
Net increase (decrease)	32,473,997	339,990,782	$492,174,706	$5,612,364,191
Class F
Shares sold	–	5,710,126	$–	$91,560,409
Reinvestment of distributions	–	12,022,794	–	162,187,495
Shares redeemed	–	(489,437,017)	–	(7,956,171,603)
Net increase (decrease)	–	(471,704,097)	$–	$(7,702,423,699)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2017 to May 31, 2018).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value December 1, 2017	Ending Account Value May 31, 2018	Expenses Paid During Period-B December 1, 2017 to May 31, 2018
Series Growth Company	- %-C
Actual		$1,000.00	$1,127.30	$--D
Hypothetical-E		$1,000.00	$1,024.93	$-

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

 C Amount represents less than .005%.

 D Amount represents less than $.005.

 E 5% return per year before expenses

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

XS7-SANN-0718
1.968010.104

Fidelity Flex℠ Funds Fidelity Flex℠ Mid Cap Growth Fund Semi-Annual Report May 31, 2018

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of May 31, 2018

% of fund's net assets
Total System Services, Inc.	2.9
VeriSign, Inc.	2.6
Wyndham Worldwide Corp.	2.4
Citrix Systems, Inc.	2.4
ON Semiconductor Corp.	2.4
Progressive Corp.	2.0
Huntington Ingalls Industries, Inc.	2.0
Edwards Lifesciences Corp.	2.0
Aptiv PLC	2.0
Fiserv, Inc.	1.8
22.5

Top Five Market Sectors as of May 31, 2018

% of fund's net assets
Information Technology	31.8
Health Care	16.7
Consumer Discretionary	16.6
Industrials	14.8
Financials	10.8

Asset Allocation (% of fund's net assets)

As of May 31, 2018 *
Stocks	99.8%
Short-Term Investments and Net Other Assets (Liabilities)	0.2%

 * Foreign investments - 5.9%

Schedule of Investments May 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.8%
	Shares	Value
CONSUMER DISCRETIONARY - 16.6%
Auto Components - 4.6%
Aptiv PLC	519	$50,603
Lear Corp.	148	29,304
Visteon Corp. (a)	320	39,987
		119,894
Distributors - 0.7%
Pool Corp.	135	19,294
Diversified Consumer Services - 1.0%
Service Corp. International	727	26,674
Hotels, Restaurants & Leisure - 3.7%
Domino's Pizza, Inc.	80	20,118
Hilton Grand Vacations, Inc. (a)	316	12,564
Wyndham Worldwide Corp.	593	64,305
		96,987
Household Durables - 1.2%
NVR, Inc. (a)	10	29,905
Internet & Direct Marketing Retail - 0.6%
TripAdvisor, Inc. (a)	310	16,163
Media - 0.4%
Live Nation Entertainment, Inc. (a)	216	9,208
Multiline Retail - 1.9%
Dollar General Corp.	269	23,532
Dollar Tree, Inc. (a)	308	25,438
		48,970
Specialty Retail - 1.4%
Ross Stores, Inc.	475	37,468
Textiles, Apparel & Luxury Goods - 1.1%
Carter's, Inc.	160	17,442
VF Corp.	152	12,336
		29,778

TOTAL CONSUMER DISCRETIONARY		434,341

CONSUMER STAPLES - 4.6%
Beverages - 2.6%
Brown-Forman Corp. Class B (non-vtg.)	655	37,047
Dr. Pepper Snapple Group, Inc.	179	21,355
Monster Beverage Corp. (a)	191	9,772
		68,174
Food Products - 1.0%
The Hershey Co.	292	26,292
Personal Products - 1.0%
Estee Lauder Companies, Inc. Class A	85	12,702
Herbalife Nutrition Ltd. (a)	275	13,962
		26,664

TOTAL CONSUMER STAPLES		121,130

ENERGY - 0.6%
Oil, Gas & Consumable Fuels - 0.6%
Andeavor	111	16,032
FINANCIALS - 10.8%
Banks - 2.4%
Citizens Financial Group, Inc.	1,139	46,528
Huntington Bancshares, Inc.	1,075	15,985
		62,513
Capital Markets - 6.1%
Ameriprise Financial, Inc.	268	37,153
E*TRADE Financial Corp. (a)	313	19,829
MarketAxess Holdings, Inc.	43	9,187
Moody's Corp.	270	46,054
MSCI, Inc.	150	24,386
S&P Global, Inc.	111	21,923
		158,532
Insurance - 2.3%
Aon PLC	50	6,994
Progressive Corp.	871	54,080
		61,074

TOTAL FINANCIALS		282,119

HEALTH CARE - 16.7%
Health Care Equipment & Supplies - 4.3%
Edwards Lifesciences Corp. (a)	385	52,864
Intuitive Surgical, Inc. (a)	35	16,088
ResMed, Inc.	439	45,134
		114,086
Health Care Providers & Services - 3.3%
AmerisourceBergen Corp.	138	11,335
Laboratory Corp. of America Holdings (a)	110	19,865
MEDNAX, Inc. (a)	207	9,491
Wellcare Health Plans, Inc. (a)	210	46,551
		87,242
Health Care Technology - 1.4%
Cerner Corp. (a)	599	35,748
Life Sciences Tools & Services - 5.3%
Charles River Laboratories International, Inc. (a)	296	31,826
Illumina, Inc. (a)	145	39,504
Mettler-Toledo International, Inc. (a)	58	31,943
Waters Corp. (a)	180	34,672
		137,945
Pharmaceuticals - 2.4%
Jazz Pharmaceuticals PLC (a)	110	18,590
Teva Pharmaceutical Industries Ltd. sponsored ADR	467	10,041
Zoetis, Inc. Class A	402	33,647
		62,278

TOTAL HEALTH CARE		437,299

INDUSTRIALS - 14.8%
Aerospace & Defense - 3.0%
Huntington Ingalls Industries, Inc.	241	53,278
TransDigm Group, Inc.	78	26,061
		79,339
Airlines - 0.4%
Alaska Air Group, Inc.	155	9,426
Building Products - 0.5%
Masco Corp.	390	14,535
Commercial Services & Supplies - 0.8%
KAR Auction Services, Inc.	382	20,158
Electrical Equipment - 2.0%
AMETEK, Inc.	300	21,909
Fortive Corp.	436	31,693
		53,602
Industrial Conglomerates - 2.3%
ITT, Inc.	251	12,957
Roper Technologies, Inc.	169	46,609
		59,566
Machinery - 3.3%
Cummins, Inc.	199	28,336
IDEX Corp.	191	26,488
Parker Hannifin Corp.	120	20,508
Toro Co.	187	10,846
		86,178
Professional Services - 1.3%
Dun & Bradstreet Corp.	48	5,895
Equifax, Inc.	242	27,578
		33,473
Trading Companies & Distributors - 1.2%
United Rentals, Inc. (a)	193	30,797

TOTAL INDUSTRIALS		387,074

INFORMATION TECHNOLOGY - 31.8%
Communications Equipment - 1.5%
F5 Networks, Inc. (a)	220	38,084
Electronic Equipment & Components - 1.3%
Amphenol Corp. Class A	386	33,555
Internet Software & Services - 4.4%
Akamai Technologies, Inc. (a)	353	26,609
LogMeIn, Inc.	202	21,796
VeriSign, Inc. (a)	510	66,524
		114,929
IT Services - 7.9%
Amdocs Ltd.	310	20,913
DXC Technology Co.	112	10,316
Fiserv, Inc. (a)	662	48,061
FleetCor Technologies, Inc. (a)	79	15,749
Genpact Ltd.	256	7,688
Global Payments, Inc.	228	25,344
Paychex, Inc.	40	2,623
Total System Services, Inc.	901	76,752
		207,446
Semiconductors & Semiconductor Equipment - 9.6%
Analog Devices, Inc.	357	34,693
Applied Materials, Inc.	190	9,648
Broadcom, Inc.	28	7,058
KLA-Tencor Corp.	310	35,101
Lam Research Corp.	145	28,736
Microchip Technology, Inc.	415	40,413
ON Semiconductor Corp. (a)	2,455	61,694
Skyworks Solutions, Inc.	345	34,020
		251,363
Software - 7.1%
Adobe Systems, Inc. (a)	41	10,220
Check Point Software Technologies Ltd. (a)	232	22,588
Citrix Systems, Inc. (a)	603	63,689
Electronic Arts, Inc. (a)	148	19,375
Intuit, Inc.	61	12,298
Parametric Technology Corp. (a)	165	14,230
Take-Two Interactive Software, Inc. (a)	400	44,832
		187,232

TOTAL INFORMATION TECHNOLOGY		832,609

MATERIALS - 2.1%
Chemicals - 2.1%
Eastman Chemical Co.	76	7,928
Sherwin-Williams Co.	35	13,274
The Chemours Co. LLC	450	22,046
The Scotts Miracle-Gro Co. Class A	140	11,918
		55,166
REAL ESTATE - 1.8%
Equity Real Estate Investment Trusts (REITs) - 1.8%
CoreSite Realty Corp.	236	25,054
Equity Lifestyle Properties, Inc.	88	7,999
Extra Space Storage, Inc.	151	14,534
		47,587
TOTAL COMMON STOCKS
(Cost $2,475,960)		2,613,357

Money Market Funds - 1.4%
Fidelity Cash Central Fund, 1.76% (b)
(Cost $35,749)	35,742	35,749
TOTAL INVESTMENT IN SECURITIES - 101.2%
(Cost $2,511,709)		2,649,106
NET OTHER ASSETS (LIABILITIES) - (1.2)%		(30,630)
NET ASSETS - 100%		$2,618,476

Legend

 (a) Non-income producing

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$344
Total	$344

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		May 31, 2018 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $2,475,960)	$2,613,357
Fidelity Central Funds (cost $35,749)	35,749
Total Investment in Securities (cost $2,511,709)		$2,649,106
Cash		1,079
Receivable for fund shares sold		1,653
Dividends receivable		2,005
Distributions receivable from Fidelity Central Funds		311
Other receivables		4
Total assets		2,654,158
Liabilities
Payable for investments purchased	$35,682
Total liabilities		35,682
Net Assets		$2,618,476
Net Assets consist of:
Paid in capital		$2,484,033
Undistributed net investment income		5,067
Accumulated undistributed net realized gain (loss) on investments		(8,021)
Net unrealized appreciation (depreciation) on investments		137,397
Net Assets, for 220,985 shares outstanding		$2,618,476
Net Asset Value, offering price and redemption price per share ($2,618,476 ÷ 220,985 shares)		$11.85

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended May 31, 2018 (Unaudited)
Investment Income
Dividends		$5,385
Income from Fidelity Central Funds		344
Total income		5,729
Expenses
Independent trustees' fees and expenses	$2
Miscellaneous	1
Total expenses		3
Net investment income (loss)		5,726
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,587
Total net realized gain (loss)		1,587
Change in net unrealized appreciation (depreciation) on investment securities		65,298
Net gain (loss)		66,885
Net increase (decrease) in net assets resulting from operations		$72,611

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended May 31, 2018 (Unaudited)	For the period March 8, 2017 (commencement of operations) to November 30, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$5,726	$5,271
Net realized gain (loss)	1,587	(9,608)
Change in net unrealized appreciation (depreciation)	65,298	72,099
Net increase (decrease) in net assets resulting from operations	72,611	67,762
Distributions to shareholders from net investment income	(5,930)	–
Share transactions
Proceeds from sales of shares	1,892,966	652,377
Reinvestment of distributions	5,930	–
Cost of shares redeemed	(58,023)	(9,217)
Net increase (decrease) in net assets resulting from share transactions	1,840,873	643,160
Total increase (decrease) in net assets	1,907,554	710,922
Net Assets
Beginning of period	710,922	–
End of period	$2,618,476	$710,922
Other Information
Undistributed net investment income end of period	$5,067	$5,271
Shares
Sold	162,230	64,021
Issued in reinvestment of distributions	527	–
Redeemed	(4,940)	(853)
Net increase (decrease)	157,817	63,168

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Flex Mid Cap Growth Fund

	Six months ended (Unaudited) May 31,	Years endedNovember 30,
	2018	2017 A
Selected Per–Share Data
Net asset value, beginning of period	$11.25	$10.00
Income from Investment Operations
Net investment income (loss)B	.06	.10C
Net realized and unrealized gain (loss)	.63	1.15
Total from investment operations	.69	1.25
Distributions from net investment income	(.09)	–
Net asset value, end of period	$11.85	$11.25
Total ReturnD	6.18%	12.50%
Ratios to Average Net AssetsE,F
Expenses before reductionsG,H	-%	-%
Expenses net of fee waivers, if any G,H	-%	-%
Expenses net of all reductionsG,H	-%	-%
Net investment income (loss)G	1.09%	1.29%C
Supplemental Data
Net assets, end of period (000 omitted)	$2,618	$711
Portfolio turnover rate G,I	28%	38%

 A For the period March 8, 2017 (commencement of operations) to November 30, 2017.

 B Calculated based on average shares outstanding during the period.

 C Net Investment income per share reflects a large, non-recurring dividends which amounted to $.02 per share. Excluding this non-recurring dividends, the ratio of net investment income (loss) to average net assets would have been 1.14%.

 D Total returns for periods of less than one year are not annualized.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 G Annualized

 H Amount represents less than .005%.

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended May 31, 2018

1. Organization.

Fidelity Flex Mid Cap Growth Fund (the Fund) is a fund of Fidelity Mt. Vernon Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund is available only to certain fee-based accounts offered by Fidelity.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$171,344
Gross unrealized depreciation	(34,912)
Net unrealized appreciation (depreciation)	$136,432
Tax cost	$2,512,674

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(9,482)
Total capital loss carryforward	$(9,482)

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,994,637 and $151,421, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services and the Fund does not pay any fees for these services. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $7 for the period.

Interfund Trades. The Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 23% of the total outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2017 to May 31, 2018).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value December 1, 2017	Ending Account Value May 31, 2018	Expenses Paid During Period-B December 1, 2017 to May 31, 2018
Actual	- %-C	$1,000.00	$1,061.80	$--D
Hypothetical-E		$1,000.00	$1,024.93	$--D

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

 C Amount represents less than .005%.

 D Amount represents less than $.005.

 E 5% return per year before expenses

ZDG-SANN-0718
1.9881578.101

Fidelity® Growth Strategies K6 Fund Semi-Annual Report May 31, 2018

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of May 31, 2018

% of fund's net assets
Total System Services, Inc.	2.9
VeriSign, Inc.	2.6
Wyndham Worldwide Corp.	2.4
ON Semiconductor Corp.	2.3
Citrix Systems, Inc.	2.1
Huntington Ingalls Industries, Inc.	2.1
Aptiv PLC	2.0
Analog Devices, Inc.	1.9
Fiserv, Inc.	1.9
Roper Technologies, Inc.	1.8
22.0

Top Five Market Sectors as of May 31, 2018

% of fund's net assets
Information Technology	32.3
Consumer Discretionary	16.2
Health Care	15.9
Industrials	14.8
Financials	10.4

Asset Allocation (% of fund's net assets)

As of May 31, 2018*
Stocks	98.8%
Short-Term Investments and Net Other Assets (Liabilities)	1.2%

 * Foreign investments - 6.2%

Schedule of Investments May 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.8%
	Shares	Value
CONSUMER DISCRETIONARY - 16.2%
Auto Components - 3.7%
Aptiv PLC	28,500	$2,778,750
Lear Corp.	5,400	1,069,200
Visteon Corp. (a)	11,100	1,387,056
		5,235,006
Distributors - 0.8%
Pool Corp.	7,500	1,071,900
Diversified Consumer Services - 1.0%
Service Corp. International	40,700	1,493,283
Hotels, Restaurants & Leisure - 3.7%
Domino's Pizza, Inc.	4,300	1,081,364
Hilton Grand Vacations, Inc. (a)	17,300	687,848
Wyndham Worldwide Corp.	31,800	3,448,392
		5,217,604
Household Durables - 1.1%
NVR, Inc. (a)	510	1,525,175
Internet & Direct Marketing Retail - 0.6%
TripAdvisor, Inc. (a)	16,300	849,882
Media - 0.8%
Live Nation Entertainment, Inc. (a)	27,600	1,176,588
Multiline Retail - 2.0%
Dollar General Corp.	15,100	1,320,948
Dollar Tree, Inc. (a)	17,700	1,461,843
		2,782,791
Specialty Retail - 1.4%
Ross Stores, Inc.	25,800	2,035,104
Textiles, Apparel & Luxury Goods - 1.1%
Carter's, Inc.	8,700	948,387
VF Corp.	8,337	676,631
		1,625,018

TOTAL CONSUMER DISCRETIONARY		23,012,351

CONSUMER STAPLES - 4.2%
Beverages - 2.1%
Brown-Forman Corp. Class B (non-vtg.)	24,275	1,372,994
Dr. Pepper Snapple Group, Inc.	10,000	1,193,000
Monster Beverage Corp. (a)	8,800	450,208
		3,016,202
Food Products - 1.0%
The Hershey Co.	16,000	1,440,640
Personal Products - 1.1%
Estee Lauder Companies, Inc. Class A	4,900	732,256
Herbalife Nutrition Ltd. (a)	15,200	771,704
		1,503,960

TOTAL CONSUMER STAPLES		5,960,802

ENERGY - 0.6%
Oil, Gas & Consumable Fuels - 0.6%
Andeavor	6,100	881,023
FINANCIALS - 10.4%
Banks - 2.4%
Citizens Financial Group, Inc.	62,400	2,549,040
Huntington Bancshares, Inc.	59,100	878,817
		3,427,857
Capital Markets - 5.8%
Ameriprise Financial, Inc.	14,700	2,037,861
E*TRADE Financial Corp. (a)	11,000	696,850
MarketAxess Holdings, Inc.	2,200	470,030
Moody's Corp.	14,700	2,507,379
MSCI, Inc.	8,100	1,316,817
S&P Global, Inc.	6,000	1,185,000
		8,213,937
Insurance - 2.2%
Aon PLC	4,400	615,428
Progressive Corp.	39,500	2,452,555
		3,067,983

TOTAL FINANCIALS		14,709,777

HEALTH CARE - 15.9%
Health Care Equipment & Supplies - 3.6%
Edwards Lifesciences Corp. (a)	13,100	1,798,761
Intuitive Surgical, Inc. (a)	1,900	873,373
ResMed, Inc.	24,000	2,467,440
		5,139,574
Health Care Providers & Services - 3.3%
AmerisourceBergen Corp.	6,600	542,124
Laboratory Corp. of America Holdings (a)	5,700	1,029,363
MEDNAX, Inc. (a)	11,200	513,520
Wellcare Health Plans, Inc. (a)	11,400	2,527,038
		4,612,045
Health Care Technology - 1.4%
Cerner Corp. (a)	32,700	1,951,536
Life Sciences Tools & Services - 5.2%
Charles River Laboratories International, Inc. (a)	16,200	1,741,824
Illumina, Inc. (a)	7,600	2,070,544
Mettler-Toledo International, Inc. (a)	3,100	1,707,294
Waters Corp. (a)	9,800	1,887,676
		7,407,338
Pharmaceuticals - 2.4%
Jazz Pharmaceuticals PLC (a)	6,092	1,029,548
Teva Pharmaceutical Industries Ltd. sponsored ADR	27,700	595,550
Zoetis, Inc. Class A	22,000	1,841,400
		3,466,498

TOTAL HEALTH CARE		22,576,991

INDUSTRIALS - 14.8%
Aerospace & Defense - 3.1%
Huntington Ingalls Industries, Inc.	13,200	2,918,124
TransDigm Group, Inc.	4,300	1,436,673
		4,354,797
Airlines - 0.4%
Alaska Air Group, Inc.	8,500	516,885
Building Products - 0.5%
Masco Corp.	21,000	782,670
Commercial Services & Supplies - 0.8%
KAR Auction Services, Inc.	20,800	1,097,616
Electrical Equipment - 2.0%
AMETEK, Inc.	14,900	1,088,147
Fortive Corp.	23,900	1,737,291
		2,825,438
Industrial Conglomerates - 2.3%
ITT, Inc.	14,100	727,842
Roper Technologies, Inc.	9,300	2,564,847
		3,292,689
Machinery - 3.6%
Cummins, Inc.	11,000	1,566,290
IDEX Corp.	10,500	1,456,140
Parker Hannifin Corp.	6,400	1,093,760
Toro Co.	17,600	1,020,800
		5,136,990
Professional Services - 1.4%
Dun & Bradstreet Corp.	3,300	405,273
Equifax, Inc.	13,500	1,538,460
		1,943,733
Trading Companies & Distributors - 0.7%
United Rentals, Inc. (a)	6,200	989,334

TOTAL INDUSTRIALS		20,940,152

INFORMATION TECHNOLOGY - 32.3%
Communications Equipment - 1.4%
F5 Networks, Inc. (a)	11,500	1,990,765
Electronic Equipment & Components - 1.3%
Amphenol Corp. Class A	21,175	1,840,743
Internet Software & Services - 4.4%
Akamai Technologies, Inc. (a)	19,400	1,462,372
LogMeIn, Inc.	11,100	1,197,690
VeriSign, Inc. (a)	27,900	3,639,276
		6,299,338
IT Services - 8.2%
Amdocs Ltd.	17,000	1,146,820
DXC Technology Co.	6,935	638,783
Fiserv, Inc. (a)	36,300	2,635,380
FleetCor Technologies, Inc. (a)	4,300	857,205
Genpact Ltd.	13,956	419,099
Global Payments, Inc.	12,700	1,411,732
Paychex, Inc.	5,391	353,542
Total System Services, Inc.	48,600	4,140,233
		11,602,794
Semiconductors & Semiconductor Equipment - 10.2%
Analog Devices, Inc.	28,199	2,740,379
Applied Materials, Inc.	10,200	517,956
Broadcom, Inc.	2,000	504,140
KLA-Tencor Corp.	15,500	1,755,065
Lam Research Corp.	7,800	1,545,804
Microchip Technology, Inc.	22,800	2,220,264
ON Semiconductor Corp. (a)	129,300	3,249,309
Skyworks Solutions, Inc.	19,100	1,883,451
		14,416,368
Software - 6.8%
Adobe Systems, Inc. (a)	3,800	947,264
Check Point Software Technologies Ltd. (a)	12,600	1,226,736
Citrix Systems, Inc. (a)	28,700	3,031,294
Electronic Arts, Inc. (a)	7,900	1,034,189
Intuit, Inc.	3,300	665,280
Parametric Technology Corp. (a)	8,200	707,168
Take-Two Interactive Software, Inc. (a)	18,300	2,051,064
		9,662,995

TOTAL INFORMATION TECHNOLOGY		45,813,003

MATERIALS - 2.0%
Chemicals - 2.0%
Eastman Chemical Co.	4,000	417,240
Sherwin-Williams Co.	1,800	682,650
The Chemours Co. LLC	23,000	1,126,770
The Scotts Miracle-Gro Co. Class A	7,800	664,014
		2,890,674
REAL ESTATE - 2.4%
Equity Real Estate Investment Trusts (REITs) - 2.4%
CoreSite Realty Corp.	12,900	1,369,464
Equity Lifestyle Properties, Inc.	13,600	1,236,240
Extra Space Storage, Inc.	8,300	798,875
		3,404,579
TOTAL COMMON STOCKS
(Cost $129,259,003)		140,189,352

Money Market Funds - 0.8%
Fidelity Cash Central Fund, 1.76% (b)
(Cost $1,187,994)	1,187,757	1,187,994
TOTAL INVESTMENT IN SECURITIES - 99.6%
(Cost $130,446,997)		141,377,346
NET OTHER ASSETS (LIABILITIES) - 0.4%		556,716
NET ASSETS - 100%		$141,934,062

Legend

 (a) Non-income producing

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$10,145
Fidelity Securities Lending Cash Central Fund	1,392
Total	$11,537

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		May 31, 2018 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $129,259,003)	$140,189,352
Fidelity Central Funds (cost $1,187,994)	1,187,994
Total Investment in Securities (cost $130,446,997)		$141,377,346
Receivable for investments sold		741,792
Receivable for fund shares sold		13,177
Dividends receivable		123,355
Distributions receivable from Fidelity Central Funds		2,185
Other receivables		690
Total assets		142,258,545
Liabilities
Payable for investments purchased	$114,682
Payable for fund shares redeemed	156,398
Accrued management fee	53,403
Total liabilities		324,483
Net Assets		$141,934,062
Net Assets consist of:
Paid in capital		$131,776,208
Undistributed net investment income		257,185
Accumulated undistributed net realized gain (loss) on investments		(1,029,680)
Net unrealized appreciation (depreciation) on investments		10,930,349
Net Assets, for 12,391,858 shares outstanding		$141,934,062
Net Asset Value, offering price and redemption price per share ($141,934,062 ÷ 12,391,858 shares)		$11.45

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended May 31, 2018 (Unaudited)
Investment Income
Dividends		$529,782
Income from Fidelity Central Funds		11,537
Total income		541,319
Expenses
Management fee	$242,209
Independent trustees' fees and expenses	213
Miscellaneous	21
Total expenses before reductions	242,443
Expense reductions	(1,115)
Total expenses after reductions		241,328
Net investment income (loss)		299,991
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(500,888)
Fidelity Central Funds	164
Total net realized gain (loss)		(500,724)
Change in net unrealized appreciation (depreciation) on investment securities		4,943,790
Net gain (loss)		4,443,066
Net increase (decrease) in net assets resulting from operations		$4,743,057

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended May 31, 2018 (Unaudited)	For the period May 25, 2017 (commencement of operations) to November 30, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$299,991	$192,445
Net realized gain (loss)	(500,724)	(523,829)
Change in net unrealized appreciation (depreciation)	4,943,790	5,986,559
Net increase (decrease) in net assets resulting from operations	4,743,057	5,655,175
Distributions to shareholders from net investment income	(240,378)	–
Share transactions
Proceeds from sales of shares	65,332,314	81,896,163
Reinvestment of distributions	240,378	–
Cost of shares redeemed	(8,652,899)	(7,039,748)
Net increase (decrease) in net assets resulting from share transactions	56,919,793	74,856,415
Total increase (decrease) in net assets	61,422,472	80,511,590
Net Assets
Beginning of period	80,511,590	–
End of period	$141,934,062	$80,511,590
Other Information
Undistributed net investment income end of period	$257,185	$197,572
Shares
Sold	5,779,398	8,041,900
Issued in reinvestment of distributions	21,833	–
Redeemed	(762,600)	(688,673)
Net increase (decrease)	5,038,631	7,353,227

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Growth Strategies K6 Fund

	Six months ended (Unaudited) May 31,	Years endedNovember 30,
	2018	2017 A
Selected Per–Share Data
Net asset value, beginning of period	$10.95	$10.00
Income from Investment Operations
Net investment income (loss)B	.03	.04
Net realized and unrealized gain (loss)	.50	.91
Total from investment operations	.53	.95
Distributions from net investment income	(.03)	–
Total distributions	(.03)	–
Net asset value, end of period	$11.45	$10.95
Total ReturnC,D	4.88%	9.50%
Ratios to Average Net AssetsE,F
Expenses before reductions	.45%G	.45%G
Expenses net of fee waivers, if any	.45%G	.45%G
Expenses net of all reductions	.45%G	.45%G
Net investment income (loss)	.55%G	.81%G
Supplemental Data
Net assets, end of period (000 omitted)	$141,934	$80,512
Portfolio turnover rateH,I	38%G	56%G

 A For the period May 25, 2017 (commencement of operations) to November 30, 2017.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended May 31, 2018

1. Organization.

Fidelity Growth Strategies K6 Fund (the Fund) is a fund of Fidelity Mt. Vernon Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares generally are available only to employer-sponsored retirement plans that are recordkept by Fidelity, or to certain employer-sponsored retirement plans that are not recordkept by Fidelity.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), capital loss carryforwards, and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$14,035,857
Gross unrealized depreciation	(3,139,050)
Net unrealized appreciation (depreciation)	$10,896,807
Tax cost	$130,480,539

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(524,457)

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, aggregated $25,812,398 and $19,064,699, respectively.

Exchanges In-Kind. Investments and cash received in-kind through subscriptions totaled $49,866,907 in exchange for 4,391,663 shares of the Fund. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets. The Fund recognized no gain or loss for federal income tax purposes.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .45% of average net assets. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $321 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Prior Fiscal Year Exchanges In-Kind. During the prior period, an affiliated entity completed an exchange in-kind with the Fund. The affiliated entity delivered investments and cash valued at $77,806,295 in exchange for 7,648,188 shares of the Fund. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets. The Fund recognized no gain or loss for federal income tax purposes

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $21 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $1,392. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $1,094 for the period. In addition, through arrangements with the Fund's custodian credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $21.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2017 to May 31, 2018).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value December 1, 2017	Ending Account Value May 31, 2018	Expenses Paid During Period-B December 1, 2017 to May 31, 2018
Actual	.45%	$1,000.00	$1,048.80	$2.30
Hypothetical-C		$1,000.00	$1,022.69	$2.27

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

 C 5% return per year before expenses

FEGK6-SANN-0718
1.9883994.101

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Mt. Vernon Street Trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Mt. Vernon Street Trust’s (the “Trust”) disclosure controls and procedures

(as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Mt. Vernon Street Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	July 24, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	July 24, 2018

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	July 24, 2018